UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23333

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Cliffwater Corporate Lending Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
Registrant’s telephone number, including area code: (414) 299-2000

Terrance P. Gallagher
235 West Galena Street
Milwaukee, WI 53212

(Name and address of agent for service)

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Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Explanatory Note: The Registrant is filing this amendment to its Form N-CSRS for the period ended September 30, 2023, originally filed with the U.S. Securities and Exchange Commission on December 8, 2023 (Accession Number 0001213900-23-094373), and amended on March 28, 2024 (Accession Number 0001213900-24-027119) (together, the “Original Filings”). The purpose of this amendment is to include updated executed certifications. Except the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b), the amendment does not amend, update or change any other information or disclosures contained in the Original Filings.

Item 1.       Report to Shareholders

(a)

The semi-annual report of the registrant for the six months ended September 30, 2023 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLIFFWATER CORPORATE LENDING FUND

Semi-Annual Report

For the Period Ended September 30, 2023

(Unaudited)

Cliffwater Corporate Lending Fund
Table of Contents For the Period Ended September 30, 2023

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Corporate Lending Fund
Letter to Shareholders September 30, 2023 (Unaudited)

To our shareholders:

The Cliffwater Corporate Lending Fund (the “Fund”) recently completed four full years of operation, and we want to thank you for the continued trust you have placed in us.

Performance has been consistently strong relative to our objective. The Fund produced a net 8.81% annualized return from its June 5, 2019 inception, through September 30, 2023. This compares to a 4.74% annualized return for the Morningstar LSTA US Leveraged Loan Index. The Fund also reported relatively consistent monthly returns. Its annualized standard deviation measures 2.01% for the same period compared to 7.63% for the Morningstar LSTA US Leveraged Loan Index.

The Fund experienced strong net investor inflows over the six months ended September 30, 2023, with net-asset-value growing from $11.1 billion on March 31, 2023, to $13.9 billion on September 30, 2023. This asset growth has been supported by significant investment in personnel and technology to grow our platform and the onboarding of additional strategic lending partners to access high quality senior corporate loans. Factors materially affecting the Fund’s performance during the most recently completed quarter include an increased yield as a result of rising interest rates, and very low realized losses.

We remain confident in the Fund’s continued performance despite the uncertain economic environment brought by high interest rates and the prospect of a slowing economy. The Fund’s 11% distribution rate at September 30, 2023, up from 10% at March 31, 2023, remains attractive and we expect it to continue so in a “higher-for-longer” interest rate scenario.

We again sincerely thank you for your support.

Regards,

Stephen L. Nesbitt
Chief Investment Officer
Cliffwater LLC

Cliffwater Corporate Lending Fund
Letter to Shareholders September 30, 2023 (Unaudited) (Continued)

Important Disclosures

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans — 77.3%
Business Services — 0.1%
Alpine Intel Intermediate 2, LLC	Delayed Draw	1.000%			12/16/2027	USD	6,250,000	(187,500)	$(179,852)[2,4,6]
Alpine Intel Intermediate 2, LLC	First Lien Term Loan	10.158%	SOFR	475	12/16/2027	USD	6,156,250	5,975,765	5,979,095	[2,3,4]
								5,788,265	5,799,243
Communications — 2.0%
1236904 B.C. Ltd.	First Lien Term Loan	10.931%	SOFR	561	3/4/2027	USD	2,892,916	2,823,210	2,805,550	[1,2,3,4]
AG-Twin Brook Communication Services	First Lien Term Loan	11.316% PIK	SOFR	600	10/1/2024	USD	24,616,477	24,452,731	24,527,464	[2,3,4,5,9,13]
ARC Media Holdings Limited	First Lien Term Loan	12.766%	SOFR	725	10/31/2027	USD	2,287,764	2,207,614	2,206,710	[2,3,4]
Aspen Opco, LLC	First Lien Term Loan	10.810%	SOFR	525	12/1/2027	USD	21,818,182	21,600,000	21,443,733	[2,3,4]
Aspen Opco, LLC	Revolver	0.500%			12/1/2027	USD	2,840,909	—	(48,756)[2,4,6]
Blueco 22 Limited	Delayed Draw	1.000%			8/23/2033	GBP	457,303	112,654	90,082	[2,4,6,7]
Blueco 22 Limited	First Lien Term Loan	12.460% PIK	SONIA	728	8/23/2033	GBP	685,955	846,342	812,700	[2,3,4,7,9,13]
BrightSign	First Lien Term Loan	11.290%	SOFR	575	10/14/2027	USD	4,949,749	4,844,551	4,839,980	[2,3,4]
CM Acquisitions Holdings, Inc.	Delayed Draw	10.290%	SOFR	475	5/6/2025	USD	296,600	292,781	287,940	[2,3,4]
CM Acquisitions Holdings, Inc.	Incremental Term Loan	10.290%	SOFR	475	5/6/2025	USD	3,393,952	3,368,355	3,294,859	[2,3,4]
CSL DualCom Ltd.	First Lien Term Loan	10.468%	SONIA	528	9/25/2027	GBP	1,772,638	2,370,306	2,156,057	[2,3,4,7]
EP Purchaser, LLC	Second Lien Term Loan	11.931%	SOFR	650	11/4/2029	USD	10,000,000	9,850,000	9,770,315	[2,3,4]
Fingerpaint Marketing, Inc.	Delayed Draw	11.740%	SOFR	625	12/30/2026	USD	5,946,649	5,874,309	5,770,425	[2,3,4]
Fingerpaint Marketing, Inc.	Delayed Draw	12.240%	SOFR	675	12/30/2026	USD	2,627,306	2,616,682	2,542,692	[2,3,4]
Fingerpaint Marketing, Inc.	First Lien Term Loan	12.240%	SOFR	675	12/30/2026	USD	3,370,883	3,314,237	3,262,322	[2,3,4]
Fingerpaint Marketing, Inc.	First Lien Term Loan	11.740%	SOFR	625	12/30/2026	USD	8,037,791	7,957,413	7,799,598	[2,3,4]
Fingerpaint Marketing, Inc.	Revolver	0.500%			12/30/2026	USD	336,022	(10,081)	(9,958)[2,4,6]
Fingerpaint Marketing, Inc.	Revolver	13.750%	PRIME	625	12/30/2026	USD	1,680,108	1,569,220	1,529,513	[2,3,4,8]
FuseFX, LLC	First Lien Term Loan	11.316% PIK	SOFR	600	10/1/2024	USD	12,219,707	12,161,533	12,177,877	[2,3,4,5,9,13]
HH Global Finance Limited	First Lien Term Loan	11.531%	LIBOR	600	2/25/2027	USD	15,000,000	14,887,500	13,960,308	[2,3,4,5]
HPS Telecommunications	First Lien Term Loan	11.420%	SOFR	600	7/23/2026	USD	10,000,000	9,875,259	10,000,000	[2,3,4,5]
Iconic Purchaser Corporation	Revolver	10.924%	SOFR	550	11/5/2027	USD	1,538,462	599,180	611,462	[2,3,4,8]
Iconic Purchaser Corporation	First Lien Term Loan	10.916%	SOFR	550	11/5/2028	USD	18,184,615	17,890,125	18,164,323	[2,3,4]
KeyImpact Holdings, Inc.	First Lien Term Loan	10.233%	SOFR	475	6/21/2026	USD	7,564,286	7,488,643	7,472,397	[2,3,4]
MBS Holdings, Inc.	First Lien Term Loan	11.166%	SOFR	575	4/6/2027	USD	13,454,237	13,286,059	13,088,401	[2,3,4]
MBS Holdings, Inc.	Revolver	11.170%	SOFR	575	4/6/2027	USD	1,271,186	187,500	168,825	[2,3,4,8]
MBS Services Holdings, LLC	First Lien Term Loan	11.931%	LIBOR	675	4/16/2027	USD	966,102	947,000	946,780	[2,3,4]
Mc Group Ventures Corporation	Delayed Draw	10.969%	SOFR	550	6/30/2027	USD	9,504,567	7,777,976	7,836,473	[2,3,4,8]
Mc Group Ventures Corporation	First Lien Term Loan	10.969%	SOFR	550	6/30/2027	USD	15,076,923	14,857,256	14,848,411	[2,3,4]
OneCare Media, LLC	First Lien Term Loan	11.916%	SOFR	650	9/29/2026	USD	8,937,075	8,844,100	8,738,880	[2,3,4]
OneCare Media, LLC	Revolver	0.500%			9/29/2026	USD	1,333,333	(20,000)	(29,569)[2,4,6]
Pavion Corp.	Delayed Draw	11.522%	SOFR	600	10/29/2027	USD	2,079,320	1,993,287	2,055,652	[2,3,4,5,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications (Continued)
Pavion Corp.	First Lien Term Loan	11.519%	SOFR	600	10/29/2027	USD	3,235,745	3,145,575	$3,235,745	[2,3,4,5]
Permaconn TopCo Pty, Ltd.	First Lien Term Loan	10.425%	BBSY	625	12/8/2027	AUD	2,800,000	1,917,043	1,754,955	[2,3,4,7]
Recorded Books Inc.	Revolver	11.661%	SOFR	625	8/31/2028	USD	2,994,653	1,628,877	1,630,404	[2,3,4,8]
Recorded Books Inc.	First Lien Term Loan	11.672%	SOFR	625	8/31/2030	USD	37,005,347	35,987,700	36,515,660	[2,3,4]
TA TT Buyer	First Lien Term Loan	10.390%	SOFR	500	4/1/2029	USD	11,910,000	11,790,900	11,900,055	[2,3]
Trunk Acquisition, Inc.	Revolver	0.500%			2/19/2026	USD	3,693,049	(36,930)	(91,159)[2,4,5,6]
Trunk Acquisition, Inc.	First Lien Term Loan	11.290%	SOFR	575	2/19/2027	USD	22,162,500	21,940,875	21,615,442	[2,3,4]
								281,239,782	279,682,548

Consumer Discretionary — 6.6%
A1 Garage Equity, LLC	Delayed Draw	11.990%	SOFR	650	12/22/2028	USD	4,156,367	2,978,033	3,086,518	[2,3,4,8]
A1 Garage Equity, LLC	First Lien Term Loan	11.990%	SOFR	650	12/22/2028	USD	9,271,591	9,018,194	9,186,857	[2,3,4]
A1 Garage Equity, LLC	Revolver	0.500%			12/22/2028	USD	1,515,152	(45,455)	(13,847)[2,4,6]
ADS Buyer, Inc.	First Lien Term Loan	10.790%	SOFR	525	12/31/2026	USD	11,526,867	11,382,781	11,271,239	[2,3,4]
ADS Buyer, Inc.	First Lien Term Loan	10.790%	SOFR	525	12/30/2027	USD	6,459,238	6,394,645	6,315,993	[2,3,4]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	11.402%	SOFR	575	2/14/2024	USD	22,942,883	22,736,125	22,866,661	[2,3,4,5]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	11.902%	SOFR	625	4/22/2026	USD	28,482,667	28,208,172	28,447,032	[2,3,4,5]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	10.902%	SOFR	525	11/30/2026	USD	14,775,000	14,664,132	14,760,362	[2,3,4,5]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	11.152%	SOFR	550	12/14/2027	USD	22,799,379	22,534,325	22,646,512	[2,3,4,5]
Archimede	First Lien Term Loan	9.722%	EURIBOR	575	10/17/2027	EUR	8,500,000	8,946,188	8,804,892	[2,3,4,7]
Archimede	Delayed Draw	9.722%	EURIBOR	575	10/27/2027	EUR	1,500,000	1,804,888	1,553,804	[2,3,4,7]
Archimede	First Lien Term Loan	9.722%	EURIBOR	575	10/27/2027	EUR	7,800,000	8,198,789	8,079,783	[2,3,4,7]
Astro Acquisition, LLC	First Lien Term Loan	11.231%	LIBOR	550	9/15/2028	USD	10,739,241	10,631,849	9,887,052	[2,3,4,5]
Auveco Holdings, Inc.	Delayed Draw	1.000%			5/5/2028	USD	1,973,684	(9,868)	(53,667)[2,4,6]
Auveco Holdings, Inc.	First Lien Term Loan	10.822%	SOFR	525	5/5/2028	USD	9,118,421	9,027,237	8,870,480	[2,3,4]
Auveco Holdings, Inc.	Revolver	10.822%	SOFR	525	5/5/2028	USD	1,315,789	126,316	95,801	[2,3,4,8]
Bendon	First Lien Term Loan	13.040%	SOFR	750	12/11/2025	USD	11,726,404	11,662,124	11,219,383	[2,3,4]
Bendon	Revolver	0.500%			12/11/2025	USD	1,800,000	(18,000)	(77,828)[2,4,6]
Chop’t Creative Salad Company LLC	First Lien Term Loan	12.666%	SOFR	725	1/22/2025	USD	2,931,188	2,889,742	2,919,098	[2,3,4,5]
Curriculum Associates, LLC	First Lien Term Loan	9.595%	SOFR	475	1/27/2027	USD	15,000,000	14,466,229	14,459,988	[2,3,4]
Denali Midco 2 LLC	Delayed Draw	11.916%	SOFR	650	12/22/2027	USD	7,488,250	4,964,076	5,102,542	[2,3,4,8]
Denali Midco 2 LLC	First Lien Term Loan	11.916%	SOFR	650	12/22/2027	USD	7,443,750	7,252,844	7,358,551	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
EC Group Holdings, LLC	Delayed Draw	10.931%	SOFR	550	6/30/2025	USD	1,931,523	155,879	$162,578	[2,3,4,5,8]
EC Group Holdings, LLC	First Lien Term Loan	10.931%	SOFR	550	6/30/2025	USD	19,096,127	18,930,659	18,971,400	[2,3,4,5]
EC Group Holdings, LLC	Revolver	10.931%	SOFR	550	6/30/2025	USD	2,283,228	1,020,017	1,027,937	[2,3,4,5,8]
Evergreen Acqco 1 LP	First Lien Term Loan	10.902%	SOFR	525	3/26/2028	USD	6,094,666	6,047,433	6,129,711	[2,3]
Excel Fitness Holdings, Inc.	Delayed Draw	1.000%			4/29/2029	USD	10,657,529	(133,219)	(113,924)[2,4,6]
Excel Fitness Holdings, Inc.	First Lien Term Loan	10.890%	SOFR	550	4/29/2029	USD	21,315,057	20,792,637	20,820,283	[2,3,4]
FQSR, LLC	Delayed Draw	11.939% PIK	SOFR	650	5/26/2027	USD	6,092,785	2,217,296	1,837,762	[2,3,4,8,9,13]
Gateway US Holdings, Inc.	Delayed Draw	1.000%			9/22/2026	USD	752,237	—	(13,834)[2,4,6]
Gateway US Holdings, Inc.	Delayed Draw	12.040%	SOFR	650	9/22/2026	USD	5,978,421	5,651,291	5,688,480	[2,3,4]
Gateway US Holdings, Inc.	First Lien Term Loan	12.040%	SOFR	650	9/22/2026	USD	22,338,453	21,896,759	21,927,639	[2,3,4]
Gateway US Holdings, Inc.	Revolver	0.500%			9/22/2026	USD	854,815	—	(15,720)[2,4,6]
GSM Acquisition Corp.	First Lien Term Loan	10.652%	SOFR	526	11/16/2026	USD	29,620,253	29,412,508	28,526,695	[2,3,4]
GSV Holding, LLC	Delayed Draw	11.540%	SOFR	600	4/3/2028	USD	49,695,443	31,702,718	32,431,895	[2,3,4,8]
Harbor Purchaser, Inc.	First Lien Term Loan	13.816%	SOFR	850	4/7/2030	USD	17,000,000	16,713,404	16,718,966	[2,3,4]
Home Service Topco IV, Inc.	Revolver	0.500%			12/31/2025	USD	1,066,677	(32,000)	(29,004)[2,4,5,6]
Home Service Topco IV, Inc.	Delayed Draw	1.000%			12/31/2027	USD	4,757,325	(71,360)	(57,791)[2,4,5,6]
Home Service Topco IV, Inc.	First Lien Term Loan	11.469%	SOFR	600	12/31/2027	USD	5,199,959	5,050,956	5,058,566	[2,3,4,5]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	13.416%	SOFR	800	4/7/2028	USD	40,000,000	38,495,630	38,559,016	[2,3,4]
HPS Consumer Discretionary	First Lien Term Loan	13.540% PIK	SOFR	800	10/31/2024	USD	4,056,795	3,998,736	3,684,403	[2,3,4,9,13]
HPS Consumer Discretionary	First Lien Term Loan	10.916%	SOFR	550	6/27/2025	USD	5,118,325	5,038,597	5,040,072	[2,3,4,5]
HPS Consumer Discretionary	First Lien Term Loan	12.269%	SOFR	675	7/26/2026	USD	15,085,964	14,814,301	14,438,178	[2,3,4,5]
HPS Consumer Discretionary	Delayed Draw	12.180%	SOFR	700	3/31/2028	USD	610,684	591,389	593,838	[2,3,4,5]
HPS Consumer Discretionary	First Lien Term Loan	12.180%	SOFR	700	3/31/2028	USD	473,209	459,178	460,155	[2,3,4,5]
HS Spa Holdings, Inc.	Revolver	11.119%	SOFR	575	6/2/2028	USD	311,429	44,768	44,420	[2,3,4,8]
HS Spa Holdings, Inc.	First Lien Term Loan	11.071%	SOFR	575	6/2/2029	USD	2,158,200	2,120,534	2,156,441	[2,3,4]
Hudson’s Bay Company	First Lien Term Loan	12.843%	SOFR	733	9/30/2026	USD	7,103,998	7,011,732	7,028,676	[2,3,4,5]
HY Cite Enterprises LLC	First Lien Term Loan	14.633%	SOFR	900	11/1/2026	USD	13,608,061	12,835,714	13,374,517	[2,3,4]
Ingenio, LLC	First Lien Term Loan	12.560%	SOFR	700	8/3/2026	USD	14,530,276	14,245,476	14,106,036	[2,3,4,5]
Innovetive Petcare, LLC	Delayed Draw	10.431%	SOFR	500	12/2/2026	USD	1,933,944	1,473,255	1,504,543	[2,3,4,5,8]
KBP Investments LLC	Delayed Draw	12.159% PIK	SOFR	650	5/26/2027	USD	27,436,988	23,553,305	22,283,177	[2,3,4,5,8,9,13]
Knitwell Borrower LLC	First Lien Term Loan	15.000%	SOFR	800	7/28/2027	USD	2,728,817	2,649,614	2,651,468	[2,3,4]
Leonard Group, Inc.	First Lien Term Loan	12.152%	SOFR	650	2/26/2026	USD	13,509,812	13,418,129	13,475,994	[2,3,4]
Mammoth Holdings, LLC	First Lien Term Loan	12.008%	SOFR	650	10/16/2024	USD	8,606,382	8,606,361	8,557,074	[2,3,4]
Margaritaville Enterprises LLC	Delayed Draw	10.150%	SOFR	475	6/17/2027	USD	2,121,875	1,002,586	1,039,719	[2,3,4,8]
Margaritaville Enterprises LLC	Revolver	0.500%			6/17/2027	USD	312,500	(4,688)	—	[2,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
NKD Group GmbH	First Lien Term Loan	11.972%	EURIBOR	800	3/23/2026	EUR	5,769,231	5,985,141	$6,029,709	[2,3,4,7]
NL1 Acquire Corp.	Revolver	11.008%	CDOR	550	5/26/2026	CAD	1,330,000	1,005,039	969,431	[2,3,4,7]
NL1 Acquire Corp.	Delayed Draw	11.008%	CDOR	550	5/26/2028	CAD	1,929,422	1,495,236	1,406,347	[2,3,4,7]
NL1 Acquire Corp.	Delayed Draw	11.040%	SOFR	550	5/26/2028	USD	1,416,748	225,802	142,448	[2,3,4,8]
NL1 Acquire Corp.	First Lien Term Loan	11.008%	CDOR	550	5/26/2028	CAD	9,584,400	7,547,024	6,986,025	[2,3,4,7]
NL1 Acquire Corp.	First Lien Term Loan	11.040%	SOFR	550	5/26/2028	USD	2,068,500	2,047,815	1,934,877	[2,3,4]
Orion Group FM Holdings, LLC	Delayed Draw	1.000%			6/30/2029	USD	21,710,526	(54,276)	(231,164)[2,4,6]
Orion Group FM Holdings, LLC	First Lien Term Loan	11.492%	SOFR	625	6/30/2029	USD	28,947,368	28,525,554	28,276,629	[2,3,4]
Orion Group FM Holdings, LLC	Revolver	11.646%	SOFR	625	6/30/2029	USD	4,342,105	398,026	362,547	[2,3,4,8]
Owl Rock Consumer Discretionary	First Lien Term Loan	10.250%	SOFR	550	3/26/2026	USD	29,313,142	29,132,030	28,442,588	[2,3,4,5]
Paperworks Industries, Inc.	First Lien Term Loan	13.769%	SOFR	825	12/18/2025	USD	10,000,000	9,817,123	9,828,378	[2,3,4]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.500%			6/1/2029	USD	1,852,989	(55,590)	(50,385)[2,4,5,6]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	11.967%	SOFR	650	6/1/2030	USD	14,401,450	13,980,391	14,009,858	[2,3,4,5]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	11.967% PIK	SOFR	650	6/1/2030	USD	4,128,440	4,007,647	4,016,183	[2,3,4,5,9,13]
PARTS TOWN P.T. INT HL	First Lien Term Loan	11.515%	SOFR	598	11/1/2028	USD	3,871,408	3,752,918	3,755,266	[2,3,4]
Penney Borrower LLC	First Lien Term Loan	12.573%	SOFR	714	12/16/2026	USD	6,060,662	6,003,573	6,031,429	[2,3,4,5]
POY Holdings, LLC	Delayed Draw	10.892%	LIBOR	550	11/17/2027	USD	1,896,337	888,168	869,379	[2,3,4,8]
POY Holdings, LLC	First Lien Term Loan	10.892%	SOFR	550	11/17/2027	USD	19,121,335	18,930,121	18,745,228	[2,3,4]
POY Holdings, LLC	Revolver	0.500%			11/17/2027	USD	2,406,511	—	(47,335)[2,4,6]
PT Intermediate Holdings III, LLC	First Lien Term Loan	11.515%	SOFR	598	11/1/2028	USD	38,191,420	37,547,212	37,045,678	[2,3,4]
Quality Automotive Services, LLC	Revolver	0.500%			7/16/2027	USD	1,477,132	—	(43,869)[2,4,5,6]
Race Winning Brands, Inc.	First Lien Term Loan	10.666%	SOFR	525	11/16/2027	USD	34,984,337	34,578,672	32,717,360	[2,3,4]
Race Winning Brands, Inc.	Revolver	10.666%	SOFR	525	11/16/2027	USD	3,125,000	1,229,980	1,043,810	[2,3,4,8]
RCS Consumer Discretionary	First Lien Term Loan	11.648%	SOFR	625	6/6/2025	USD	1,939,850	1,917,054	1,921,149	[2,3,4,5]
RefrigiWear, LLC	First Lien Term Loan	10.217%	SOFR	450	11/2/2027	USD	16,922,188	16,752,966	16,462,053	[2,3,4]
RefrigiWear, LLC	Revolver	0.500%			6/4/2029	USD	2,601,896	—	(70,749)[2,4,6]
Regent Holding Company, LLC	Revolver	13.166%	SOFR	775	2/25/2026	USD	1,917,293	1,916,348	1,840,163	[2,3,4]
Regent Holding Company, LLC	First Lien Term Loan	13.166%	SOFR	775	2/26/2026	USD	1,092,575	1,045,962	1,048,622	[2,3,4]
S4T Holdings Corp.	Delayed Draw	1.000%			12/27/2026	USD	909,091	(11,364)	(8,764)[2,4,6]
Southern Air & Heat Holdings, LLC	First Lien Term Loan	10.163%	SOFR	450	10/1/2027	USD	35,000,000	1,654,435	1,711,045	[2,3,4,8]
Spanx, LLC	Revolver	10.424%	SOFR	500	11/18/2027	USD	12,096,621	3,146,169	2,820,360	[2,3,4,8]
Spanx, LLC	First Lien Term Loan	10.666%	SOFR	525	11/18/2028	USD	61,845,104	60,853,599	59,511,001	[2,3,4]
Speedstar Holding Corporation	Delayed Draw	12.810%	SOFR	725	1/22/2027	USD	309,569	300,282	303,986	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Speedstar Holding Corporation	First Lien Term Loan	12.765%	SOFR	725	1/22/2027	USD	1,317,517	1,282,892	$1,293,756	[2,3,4]
Stanton Carpet Corp.	Revolver	0.500%			10/1/2026	USD	1,189,468	—	(20,414)[2,4,6]
Stanton Carpet Corp.	First Lien Term Loan	10.540%	SOFR	500	10/1/2027	USD	9,060,241	8,965,537	8,904,747	[2,3,4]
Stepping Stones Healthcare Services, LLC	Revolver	11.168%	SOFR	575	12/30/2026	USD	2,000,000	80,000	82,043	[2,3,4,8]
Stepping Stones Healthcare Services, LLC	Delayed Draw	11.240%	SOFR	575	12/30/2028	USD	3,983,300	2,529,238	2,536,125	[2,3,4,8]
Stepping Stones Healthcare Services, LLC	First Lien Term Loan	11.240%	SOFR	575	12/30/2028	USD	13,825,000	13,484,306	13,494,671	[2,3,4]
Summit Buyer, L.L.C.	Delayed Draw	1.000%			1/14/2026	USD	23,636,364	(295,455)	(295,455)[2,4,6]
Summit Buyer, L.L.C.	Delayed Draw	11.172%	SOFR	575	1/14/2026	USD	3,270,591	2,206,939	2,199,577	[2,3,4,8]
Summit Buyer, L.L.C.	Delayed Draw	10.803%	SOFR	535	1/14/2026	USD	18,358,140	18,001,529	18,006,251	[2,3,4]
Summit Buyer, L.L.C.	First Lien Term Loan	10.803%	SOFR	535	1/14/2026	USD	14,736,692	14,170,224	14,454,219	[2,3,4]
Summit Buyer, L.L.C.	Revolver	13.250%	PRIME	475	1/14/2026	USD	3,746,615	529,218	494,643	[2,3,4,8]
Treehouse Child Limited	Delayed Draw	1.000%			3/25/2028	USD	1,132,075	—	—	[2,4,6]
Treehouse Child Limited	First Lien Term Loan	12.750%	SOFR	500	3/25/2028	USD	5,377,358	5,377,359	5,377,358	[2,3,4]
Truck-Lite Co., LLC	First Lien Term Loan	11.687%	SOFR	625	12/14/2026	USD	41,255,825	40,563,498	40,467,839	[2,3,4]
Truck-Lite Co., LLC	Delayed Draw	11.687%	SOFR	625	12/14/2026	USD	5,921,455	5,808,355	5,808,355	[2,3,4]
VASA Fitness Buyer, Inc.	Delayed Draw	1.000%			8/14/2028	USD	1,253,000	(25,060)	(23,485)[2,4,6]
VASA Fitness Buyer, Inc.	First Lien Term Loan	13.309%	SOFR	750	8/14/2028	USD	7,309,167	7,022,056	7,025,800	[2,3,4]
VASA Fitness Buyer, Inc.	Revolver	0.500%			8/14/2028	USD	208,833	(8,353)	(8,096)[2,4,6]
Woof Holdings, Inc.	Second Lien Term Loan	12.696%	SOFR	725	12/21/2028	USD	8,000,000	7,877,203	7,935,338	[1,2,3,4]
								929,655,504	920,369,127
Consumer Staples — 1.1%
Baxters North America Holdings, Inc.	First Lien Term Loan	12.388%	SOFR	700	5/31/2028	USD	23,500,000	22,940,397	23,087,260	[2,3,4]
BCPE North Star US Holdings Co.	First Lien Term Loan	9.431%	SOFR	400	6/10/2028	USD	13,777,000	13,673,672	12,677,000	[2,3]
C.P. Converters, Inc.	First Lien Term Loan	13.214%	ARR CSA	750	9/30/2024	USD	3,235,213	3,223,890	3,122,910	[2,3,4]
City Line Distributors LLC	Delayed Draw	1.000%			8/31/2028	USD	346,107	(8,653)	(8,476)[2,4,5,6]
City Line Distributors LLC	First Lien Term Loan	11.446%	ARR CSA	600	8/31/2028	USD	865,269	843,897	844,080	[2,3,4,5]
City Line Distributors LLC	Revolver	11.446%	ARR CSA	600	8/31/2028	USD	1,000	125	125	[2,3,4,5,8]
Jarrow Formulas, Inc.	First Lien Term Loan	11.740%	SOFR	625	11/30/2026	USD	33,555,584	33,044,978	32,746,895	[2,3,4]
JTM Foods, LLC	Delayed Draw	10.790%	SOFR	525	5/14/2027	USD	1,142,921	1,013,666	990,553	[2,3,4,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Staples (Continued)
JTM Foods, LLC	First Lien Term Loan	10.790%	SOFR	525	5/14/2027	USD	1,340,575	1,329,505	$1,297,401	[2,3,4]
JTM Foods, LLC	First Lien Term Loan	10.772%	SOFR	525	5/14/2027	USD	7,567,962	7,473,362	7,324,231	[2,3,4]
JTM Foods, LLC	Revolver	10.791%	SOFR	525	5/14/2027	USD	559,597	554,001	541,575	[2,3,4]
JTM Foods, LLC	Revolver	10.772%	SOFR	525	5/14/2027	USD	1,119,194	1,111,429	1,083,150	[2,3,4]
LJ Perimeter Buyer, Inc.	Delayed Draw	12.040%	SOFR	650	10/31/2028	USD	4,425,388	1,943,509	1,987,165	[2,3,4,8]
LJ Perimeter Buyer, Inc.	First Lien Term Loan	12.019%	SOFR	650	10/31/2028	USD	14,728,342	14,721,360	14,713,614	[2,3,4]
LJ Perimeter Buyer, Inc.	First Lien Term Loan	11.695%	SOFR	650	10/31/2028	USD	7,745,886	7,538,315	7,738,140	[2,3,4]
Nellson Nutraceutical, Inc.	First Lien Term Loan	11.147%	SOFR	575	12/23/2025	USD	14,911,129	14,562,200	14,430,906	[2,3]
Purfoods, LLC	Delayed Draw	11.811%	SOFR	625	8/12/2026	USD	2,954,531	2,924,986	2,926,048	[2,3,4]
Purfoods, LLC	First Lien Term Loan	11.765%	SOFR	625	8/12/2026	USD	4,376,250	4,332,488	4,334,061	[2,3,4]
RB Holdings Interco, LLC	Delayed Draw	1.000%			5/4/2028	USD	2,770,160	(27,702)	(54,488)[2,4,5,6]
RB Holdings Interco, LLC	Revolver	10.552%	SOFR	500	5/4/2028	USD	1,385,080	1,172,701	1,166,213	[2,3,4,5,8]
SWK Buyer, Inc.	First Lien Term Loan	10.755%	SOFR	525	3/11/2029	USD	13,069,737	12,939,039	11,764,055	[2,3,4]
SWK Buyer, Inc.	Revolver	10.631%	SOFR	525	3/11/2029	USD	1,228,070	796,078	675,560	[2,3,4,8]
Woodland Foods, Inc.	First Lien Term Loan	11.319%	SOFR	590	12/1/2027	USD	4,949,749	4,883,285	4,537,171	[2,3,4]
ZB Holdco LLC	Delayed Draw	1.000%			2/9/2028	USD	1,320,942	(14,861)	(14,176)[2,4,5,6]
ZB Holdco LLC	First Lien Term Loan	11.431%	SOFR	600	2/9/2028	USD	1,056,753	1,033,317	1,033,518	[2,3,4,5]
								152,004,984	148,944,491

Energy — 0.5%
DMC Holdco, LLC	Delayed Draw	1.000%			7/13/2029	USD	3,917,586	(48,970)	(41,713)[2,4,5,6]
DMC Holdco, LLC	First Lien Term Loan	11.301%	SOFR	600	7/13/2029	USD	11,752,757	11,464,285	11,480,434	[2,3,4,5]
DMC Holdco, LLC	Revolver	11.301%	SOFR	600	7/13/2029	USD	2,611,724	98,149	102,926	[2,3,4,5,8]
Drilling Info Holdings, Inc.	Second Lien Term Loan	13.666%	SOFR	825	7/30/2026	USD	4,783,546	4,712,900	4,715,052	[2,3,4]
Highpeak Energy, Inc.	First Lien Term Loan	12.978%	SOFR	750	9/30/2026	USD	4,500,000	4,388,920	4,387,500	[2,3,4,5]
Highpeak Energy, Inc.	First Lien Term Loan	13.060%	SOFR	750	9/30/2026	USD	1,125,000	1,097,054	1,096,875	[2,3,4,5]
HPS Energy	First Lien Term Loan	13.740%	SOFR	825	3/12/2026	USD	2,642,412	2,620,733	2,628,575	[2,3,4,5]
Integrated Power Services	Revolver	0.500%			11/22/2027	USD	2,730,835	—	(67,408)[2,4,5,6]
Kene Acquisition, Inc.	First Lien Term Loan	9.790%	SOFR	425	8/8/2026	USD	24,812,500	23,422,635	23,319,124	[2,3,4]
Pasadena Performance Holdco, LLC	Delayed Draw	1.000%			6/30/2025	USD	50,000,000	(1,500,000)	(1,500,000)[2,4,6]
Service Compression, LLC	Delayed Draw	15.416% PIK	SOFR	1,000	5/6/2027	USD	4,184,368	3,822,638	3,947,168	[2,3,4,5,8,9,13]
Service Compression, LLC	First Lien Term Loan	15.416% PIK	SOFR	1,000	5/6/2027	USD	14,416,756	13,200,915	13,546,961	[2,3,4,5,9,13]
								63,279,259	63,615,494
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials — 12.5%
1364720 B.C. LTD	Delayed Draw	1.000%			9/9/2028	CAD	5,000,000	(1,294,910)	$(1,318,928)[2,4,6,7]
1364720 B.C. LTD	First Lien Term Loan	9.980%	CDOR	450	9/9/2028	CAD	11,442,500	8,415,381	8,424,133	[2,3,4,7]
1364720 B.C. LTD	Revolver	0.500%			9/9/2028	CAD	2,000,000	(532,934)	(527,571)[2,4,6,7]
Accuserve Solutions, Inc.	Delayed Draw	1.000%			8/11/2029	USD	6,034,482	(60,345)	(51,925)[2,4,6]
Accuserve Solutions, Inc.	First Lien Term Loan	11.671%	SOFR	738	8/11/2029	USD	28,965,517	28,395,036	28,426,215	[2,3,4]
Adenza Group, Inc.	Revolver	0.500%			12/3/2025	USD	731,098	(7,311)	—	[2,4,6]
Adenza Group, Inc.	First Lien Term Loan	11.181%	SOFR	575	12/3/2027	USD	10,834,522	10,726,177	10,834,522	[2,3,4]
Alera Group Holdings, Inc.	Delayed Draw	11.416%	SOFR	600	9/30/2028	USD	24,755,557	24,508,001	23,958,428	[2,3,4]
Alera Group Holdings, Inc.	Delayed Draw	11.916%	SOFR	650	9/30/2028	USD	4,983,031	3,871,031	3,769,590	[2,3,4,8]
Alera Group Holdings, Inc.	First Lien Term Loan	11.416%	SOFR	600	9/30/2028	USD	24,748,111	24,305,882	23,951,222	[2,3,4]
Alera Group Holdings, Inc.	First Lien Term Loan	11.919%	SOFR	650	9/30/2028	USD	2,481,250	2,437,880	2,381,193	[2,3,4]
Alera Group Holdings, Inc.	Delayed Draw	11.416%	SOFR	600	10/2/2028	USD	5,912,854	5,722,460	5,722,460	[2,3,4]
Alera Group Holdings, Inc.	First Lien Term Loan	11.416%	SOFR	600	10/2/2028	USD	6,017,714	5,832,473	5,823,944	[2,3,4]
Alku, LLC	First Lien Term Loan	11.570%	SOFR	625	5/23/2029	USD	27,500,000	26,840,275	26,951,790	[2,3,4]
Amba Buyer, Inc.	Delayed Draw	1.000%			7/30/2027	USD	14,257,915	(71,290)	(280,446)[2,4,6]
Amba Buyer, Inc.	First Lien Term Loan	10.740%	SOFR	525	7/30/2027	USD	12,319,730	12,196,532	12,015,630	[2,3,4]
Amerilife Holdings LLC	Revolver	10.988%	SOFR	575	8/31/2028	USD	5,181,818	589,545	441,231	[2,3,4,8]
Amerilife Holdings LLC	Delayed Draw	10.616%	SOFR	575	8/31/2029	USD	4,892,727	3,174,955	3,126,912	[2,3,4,8]
Amerilife Holdings LLC	Delayed Draw	11.145%	SOFR	575	8/31/2029	USD	5,436,364	3,468,682	3,474,347	[2,3,4,8]
Amerilife Holdings LLC	First Lien Term Loan	11.080%	SOFR	575	8/31/2029	USD	41,247,273	40,312,076	40,155,955	[2,3,4]
Apus Bidco Limited	First Lien Term Loan	10.716%	SONIA	553	2/9/2028	GBP	10,791,367	14,525,898	12,848,224	[2,3,4,7]
AQ Sage Buyer, LLC	Delayed Draw	11.322%	SOFR	575	1/25/2027	USD	11,268,606	11,127,748	10,905,693	[2,3,4]
AQ Sage Buyer, LLC	First Lien Term Loan	11.322%	SOFR	575	1/25/2027	USD	13,468,514	13,335,582	13,034,752	[2,3,4]
AQ Sunshine, Inc.	Revolver	11.790%	SOFR	625	4/15/2024	USD	2,083,333	2,035,417	2,016,317	[2,3,4,8]
AQ Sunshine, Inc.	Delayed Draw	11.790%	SOFR	625	4/15/2025	USD	22,640,729	22,414,693	22,206,751	[2,3,4]
Ardonagh Midco 3 PLC	First Lien Term Loan	1.800%			7/14/2026	USD	11,541,980	(484,000)	(275,778)[2,3,4,6]
Ardonagh Midco 3 PLC	First Lien Term Loan	10.493%	EURIBOR	600	7/14/2026	EUR	5,577,517	6,058,020	5,755,630	[2,3,4,7]
Belmont Buyer, Inc.	Delayed Draw	11.972%	SOFR	650	6/21/2029	USD	2,529,070	958,517	982,770	[2,3,4,8]
Belmont Buyer, Inc.	First Lien Term Loan	11.969%	SOFR	650	6/21/2029	USD	10,706,395	10,395,087	10,423,048	[2,3,4]
Belmont Buyer, Inc.	Revolver	0.500%			6/21/2029	USD	1,264,535	—	(33,466)[2,4,6]
CC SAG Acquisition Corp.	Revolver	0.500%			6/29/2027	USD	699,301	—	(10,845)[2,4,6]
CC SAG Acquisition Corp.	Delayed Draw	11.181%	SOFR	575	6/29/2028	USD	5,220,935	4,396,666	4,388,218	[2,3,4,8]
CC SAG Acquisition Corp.	First Lien Term Loan	11.181%	SOFR	575	6/29/2028	USD	18,770,105	18,488,553	18,479,008	[2,3,4]
Cerity Partners, LLC	Revolver	0.500%			7/28/2028	USD	443,192	(8,864)	(14,273)[2,4,6]
Cerity Partners, LLC	Delayed Draw	12.119%	SOFR	675	7/28/2029	USD	17,500,000	3,831,250	4,074,661	[2,3,4,8]
Cerity Partners, LLC	First Lien Term Loan	12.172%	SOFR	675	7/28/2029	USD	12,437,500	12,112,122	12,224,045	[2,3,4]
Cerity Partners, LLC	First Lien Term Loan	11.869%	SOFR	650	7/28/2029	USD	7,147,864	7,018,126	6,917,662	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
CFGI Holdings, LLC	First Lien Term Loan	10.416%	SOFR	500	11/2/2027	USD	14,649,635	14,503,139	$14,361,484	[2,3,4]
CFGI Holdings, LLC	Revolver	0.500%			11/2/2027	USD	1,751,825	(17,518)	(34,457)[2,4,6]
Cherry Bekaert Advisory LLC	Revolver	10.640%	SOFR	525	6/30/2028	USD	2,373,418	1,717,761	1,733,448	[2,3,4,5,8]
Credit Connection, LLC	First Lien Term Loan	11.142%	SOFR	575	7/30/2026	USD	9,652,500	9,419,379	9,547,828	[2,3,4]
Credit Connection, LLC	Revolver	0.500%			7/30/2026	USD	600,000	(12,000)	(6,506)[2,4,6]
Cresset Asset Management, LLC	First Lien Term Loan	12.900% PIK	SOFR	750	4/20/2025	USD	9,057,479	9,002,941	8,967,435	[2,3,4,9,13]
Crystal Bidco Limited	First Lien Term Loan	12.750%	SOFR	500	1/25/2029	USD	7,423,496	7,497,644	7,497,731	[2,3,4,5]
Dreamstart BidCo	First Lien Term Loan	9.472%	EURIBOR	550	3/30/2027	EUR	627,356	756,617	655,845	[2,3,4,7]
EdgeCo Buyer, Inc.	Delayed Draw	10.317%	SOFR	475	6/1/2026	USD	10,000,000	1,750,000	1,781,531	[2,3,4,8]
EdgeCo Buyer, Inc.	First Lien Term Loan	10.317%	SOFR	475	6/1/2026	USD	2,468,750	2,442,993	2,439,503	[2,3,4]
Eisner Advisory Group LLC	First Lien Term Loan	10.681%	SOFR	525	2/22/2030	USD	11,939,850	11,491,007	11,937,342	[2,3]
EP Wealth Advisors, LLC	Delayed Draw	11.290%	SOFR	575	9/4/2026	USD	12,590,100	3,702,321	3,900,696	[2,3,4,8]
EP Wealth Advisors, LLC	First Lien Term Loan	11.290%	SOFR	575	9/4/2026	USD	5,373,000	5,243,113	5,282,404	[2,3,4]
Exegy, Inc.	First Lien Term Loan	11.416%	SOFR	600	5/17/2026	USD	10,752,266	10,651,629	10,630,277	[2,3,4]
Foundation Risk Partners, Corp.	Revolver	0.500%			10/29/2027	USD	1,308,430	(41,085)	(41,085)[2,4,6]
Foundation Risk Partners, Corp.	Delayed Draw	12.240%	SOFR	675	10/29/2028	USD	9,863,636	9,567,727	9,605,325	[2,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	11.490%	SOFR	600	10/29/2028	USD	2,661,358	2,577,792	2,577,792	[2,3,4]
Foundation Risk Partners, Corp.	First Lien Term Loan	12.240%	SOFR	675	10/29/2028	USD	21,136,364	20,546,603	20,582,838	[2,3,4]
Foundation Risk Partners, Corp.	First Lien Term Loan	11.490%	SOFR	600	10/29/2028	USD	37,173,534	36,060,220	36,006,285	[2,3,4]
Galway Borrower LLC	First Lien Term Loan	11.140%	SOFR	575	9/30/2028	USD	11,664,000	11,343,972	11,473,180	[2,3,4]
Galway Borrower, LLC	Revolver	0.500%			9/30/2027	USD	2,682,488	(2,939)	(45,066)[2,4,6]
Galway Borrower, LLC	First Lien Term Loan	10.740%	SOFR	525	9/29/2028	USD	81,654,664	80,333,896	80,282,866	[2,3,4]
Galway Borrower, LLC	Delayed Draw	1.000%			9/30/2028	USD	17,496,000	(174,960)	(113,465)[2,4,6]
Galway Borrower, LLC	Delayed Draw	10.740%	SOFR	525	9/30/2028	USD	524,475	521,765	515,664	[2,3,4]
Gloves Buyer, Inc.	First Lien Term Loan	10.431%	SOFR	500	12/29/2027	USD	20,000,000	19,242,294	19,400,000	[2,3]
Groupe Premium	First Lien Term Loan	9.180%	EURIBOR	525	6/8/2028	EUR	8,500,000	9,765,052	8,986,151	[2,3,4,7]
Helibron Midco B.V.	First Lien Term Loan	8.944%	EURIBOR	500	9/17/2026	EUR	322,466	387,516	332,323	[2,3,4,7]
Helibron Midco B.V.	First Lien Term Loan	8.944%	EURIBOR	500	9/18/2026	EUR	14,409,908	15,595,486	14,850,395	[2,3,4,7]
HG Genesis 9 Sumoco Limited	First Lien Term Loan	10.822% PIK	EURIBOR	700	3/3/2027	EUR	27,226,149	27,693,624	28,783,327	[2,3,4,7,9,13]
Higginbotham Insurance Agency, Inc.	Delayed Draw	1.000%			7/30/2026	USD	48,800,000	(259,000)	(244,000)[2,4,6]
Higginbotham Insurance Agency, Inc.	Delayed Draw	10.916%	SOFR	550	7/30/2026	USD	18,668,637	18,668,637	18,575,294	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Higginbotham Insurance Agency, Inc.	Delayed Draw	10.916%	SOFR	550	11/25/2026	USD	32,216,738	32,179,506	$32,055,654	[2,3,4]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	10.916%	SOFR	550	11/25/2026	USD	4,673,194	4,641,883	4,649,828	[2,3,4]
Higginbotham Insurance Agency, Inc.	Delayed Draw	10.916%	SOFR	550	11/25/2028	USD	14,907,329	14,758,914	14,832,793	[2,3,4]
Higginbotham Insurance Agency, Inc.	Delayed Draw	10.931%	SOFR	550	11/25/2028	USD	14,907,329	14,795,524	14,832,793	[2,3,4]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	10.916%	SOFR	550	11/25/2028	USD	18,067,040	18,067,040	17,976,705	[2,3,4]
HPS Financials	First Lien Term Loan	9.699%	EURIBOR	575	9/30/2026	EUR	3,570,450	4,147,469	3,659,828	[2,3,4,5,7]
HPS Financials	First Lien Term Loan	10.936%	SONIA	575	9/30/2026	GBP	4,517,888	5,780,202	5,347,669	[2,3,4,5,7]
HPS Financials	First Lien Term Loan	11.918%	SOFR	663	10/1/2026	USD	4,125,000	3,824,743	3,807,993	[2,3,4,5]
HPS Financials	Delayed Draw	10.581%	SOFR	525	11/12/2027	USD	442,857	443,558	443,263	[2,3,4,5]
HPS Financials	First Lien Term Loan	10.581%	SOFR	525	11/12/2027	USD	182,143	182,431	182,310	[2,3,4,5]
HPS Financials	First Lien Term Loan	11.430%	LIBOR	625	12/11/2027	USD	1,721,311	1,729,146	1,728,394	[2,3,4,5]
HPS Financials	First Lien Term Loan	11.181%	SOFR	575	6/28/2028	USD	2,458,125	2,412,940	2,420,003	[2,3,4,5]
HPS Financials	Delayed Draw	11.181%	SOFR	575	6/29/2028	USD	697,296	560,109	563,547	[2,3,4,5,8]
HPS Financials	Delayed Draw	11.916%	SOFR	650	10/2/2028	USD	415,253	312,489	314,133	[2,3,4,5,8]
HPS Financials	First Lien Term Loan	11.919%	SOFR	650	10/2/2028	USD	206,771	198,115	198,433	[2,3,4,5]
HPS Financials	First Lien Term Loan	10.050%	SOFR	500	5/16/2029	USD	2,474,499	2,497,951	2,497,269	[2,3,4,5]
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	8.666%	LIBOR	300	5/14/2031	USD	187,500,000	131,570,541	131,570,541	[2,4,8]
iM Global Partner	First Lien Term Loan	9.522%	EURIBOR	550	4/7/2028	EUR	3,700,000	3,734,506	3,813,103	[2,3,4,7]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.542%	SOFR	602	8/27/2025	USD	24,936,882	24,535,399	24,597,741	[2,3,4]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.284%	SOFR	602	8/27/2025	USD	15,909,334	15,516,524	15,636,294	[2,3,4,5]
Integrity Marketing Acquisition, LLC	Delayed Draw	1.000%			8/27/2025	USD	103,135,316	(515,677)	(515,677)[2,4,6]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.422%	SOFR	600	8/27/2025	USD	1,258,066	458,744	458,744	[2,3,4,8]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.334%	SOFR	600	8/27/2025	USD	16,666,667	6,049,796	6,233,333	[2,3,4,8]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	11.422%	SOFR	600	8/27/2025	USD	26,884,167	26,364,999	26,614,636	[2,3,4]
Integrity Marketing Acquisition, LLC	Revolver	0.500%			8/27/2025	USD	10,367,536	(254,490)	(108,499)[2,4,6]
J S Held, LLC	Delayed Draw	11.040%	SOFR	550	7/1/2025	USD	20,353,813	17,418,963	17,508,519	[2,3,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
J S Held, LLC	First Lien Term Loan	11.040%	SOFR	550	7/1/2025	USD	53,973,114	53,973,114	$54,210,596	[2,3,4,5]
Kensington Private Equity Fund	Delayed Draw	1.000%			3/28/2026	USD	6,800,000	(102,000)	(57,762)[2,4,5,6]
Kensington Private Equity Fund	Second Lien Term Loan	12.390% PIK	SOFR	700	3/28/2026	USD	6,800,000	6,712,348	6,742,238	[2,3,4,5,9,13]
Keystone Agency Investors	Delayed Draw	11.040%	SOFR	550	5/3/2027	USD	24,412,248	21,877,281	22,207,622	[2,3,4,8]
Keystone Agency Investors	First Lien Term Loan	11.040%	SOFR	550	5/3/2027	USD	15,329,138	15,154,803	15,312,032	[2,3,4]
Kriv Acquisition, Inc.	Delayed Draw	1.000%			7/6/2029	USD	4,700,665	(70,510)	(62,414)[2,4,5,6]
Kriv Acquisition, Inc.	First Lien Term Loan	11.922%	SOFR	650	7/6/2029	USD	31,494,457	30,571,530	30,603,038	[2,3,4,5]
Kriv Acquisition, Inc.	Revolver	0.500%			7/6/2029	USD	3,760,532	(112,816)	(106,438)[2,4,5,6]
KWOR Acquisition, Inc.	Revolver	12.250%	PRIME	425	12/22/2027	USD	2,109,039	1,792,683	1,729,412	[2,3,4,8]
KWOR Acquisition, Inc.	Delayed Draw	10.666%	SOFR	525	12/22/2028	USD	15,313,231	3,913,641	3,720,289	[2,3,4,5,8]
KWOR Acquisition, Inc.	First Lien Term Loan	10.666%	SOFR	525	12/22/2028	USD	35,470,256	34,699,645	34,406,148	[2,3,4]
Lido Advisors, LLC	Delayed Draw	11.561%	SOFR	600	6/15/2027	USD	13,400,000	2,037,917	2,075,929	[2,3,4,5,8]
Mclarens Midco, Inc.	Revolver	11.147%	SOFR	575	12/19/2025	USD	3,485,026	3,485,026	3,416,477	[2,3,4,5]
Minotaur Acquisition, Inc.	First Lien Term Loan	10.166%	SOFR	475	3/27/2026	USD	27,932,793	27,277,642	27,282,092	[2,3,4,5]
More Cowbell II LLC	Revolver	11.725%	SOFR	625	9/1/2029	USD	10,081,307	1,782,366	1,787,130	[2,3,4,8]
More Cowbell II LLC	Delayed Draw	1.000%			9/1/2030	USD	7,836,737	(79,053)	(75,311)[2,4,6]
More Cowbell II LLC	First Lien Term Loan	11.725%	SOFR	625	9/1/2030	USD	71,941,247	70,500,548	70,523,832	[2,3,4]
Oakbridge Insurance Agency LLC	Delayed Draw	11.166%	SOFR	575	12/31/2026	USD	15,022,559	5,610,486	5,467,455	[2,3,4,8]
Oakbridge Insurance Agency LLC	First Lien Term Loan	11.166%	SOFR	575	12/31/2026	USD	1,787,716	1,767,797	1,753,090	[2,3,4]
Oakbridge Insurance Agency LLC	Revolver	11.166%	SOFR	575	12/31/2026	USD	603,448	280,556	275,956	[2,3,4,8]
Pathstone Family Office, LLC	Revolver	12.181%	SOFR	675	5/15/2028	USD	2,825,151	161,136	161,136	[2,3,4,5,8]
Pathstone Family Office, LLC	Delayed Draw	1.000%			5/15/2029	USD	4,747,599	(71,214)	(142,428)[2,4,5,6]
Pathstone Family Office, LLC	First Lien Term Loan	12.182%	SOFR	675	5/15/2029	USD	16,957,167	16,449,165	16,448,452	[2,3,4,5]
Pathstone Family Office, LLC	First Lien Term Loan	12.166%	SOFR	675	5/15/2029	USD	18,299,836	17,768,540	17,750,841	[2,3,4,5]
Patriot Growth Insurance Services, LLC	Delayed Draw	1.000%			10/14/2028	USD	1,854,545	—	(17,879)[2,4,6]
Patriot Growth Insurance Services, LLC	Delayed Draw	11.290%	SOFR	575	10/14/2028	USD	33,072,380	22,518,336	22,412,267	[2,3,4,8]
Patriot Growth Insurance Services, LLC	First Lien Term Loan	11.290%	SOFR	575	10/14/2028	USD	22,077,917	21,539,684	21,809,720	[2,3,4]
Patriot Growth Insurance Services, LLC	Revolver	0.500%			10/14/2028	USD	2,660,377	(26,604)	(32,318)[2,4,6]
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	11.431%	SOFR	600	11/1/2028	USD	53,085,759	52,555,014	53,085,759	[2,3,4]
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	1.000%			11/1/2028	USD	1,500,000	(15,000)	(15,000)[2,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Peter C. Foy & Associates Insurance Services, LLC	First Lien Term Loan	11.431%	SOFR	600	11/1/2028	USD	21,214,286	21,002,143	$21,214,286	[2,3,4]
Peter C. Foy & Associates Insurance Services, LLC	First Lien Term Loan	11.816%	SOFR	650	11/1/2028	USD	1,500,000	1,470,807	1,470,807	[2,3,4]
Petrus Buyer, Inc.	Delayed Draw	1.000%			10/17/2029	USD	5,494,505	(82,418)	(66,195)[2,4,6]
Petrus Buyer, Inc.	First Lien Term Loan	11.585%	SOFR	650	10/17/2029	USD	17,538,462	17,059,197	17,327,168	[2,3,4]
Petrus Buyer, Inc.	Revolver	0.500%			10/17/2029	USD	1,923,077	(57,692)	(23,168)[2,4,6]
R&T Acquisitions, LLC	Revolver	0.500%			8/31/2029	USD	2,308,228	(69,247)	(69,247)[2,4,5,6]
R&T Acquisitions, LLC	Delayed Draw	1.000%			8/31/2030	USD	5,770,569	(86,559)	(86,559)[2,4,5,6]
R&T Acquisitions, LLC	First Lien Term Loan	11.140%	SOFR	575	8/31/2030	USD	15,388,185	14,928,363	14,926,539	[2,3,4,5]
Regent Holding Company, LLC	First Lien Term Loan	13.166%	SOFR	775	2/25/2026	USD	11,419,173	11,304,541	10,959,793	[1,2,3,4,11,12]
Retail Services Corporation	First Lien Term Loan	13.890%	SOFR	835	5/20/2025	USD	15,825,631	15,699,149	15,427,443	[2,3,4]
Riser Merger Sub, Inc.	Delayed Draw	11.865%	SOFR	650	8/1/2028	USD	5,150,000	2,371,210	2,413,152	[2,3,4,5,8]
RSC Acquisition, Inc.	Delayed Draw	11.019%	SOFR	550	10/30/2026	USD	2,641,633	2,641,633	2,594,348	[2,3,4,5]
RSC Acquisition, Inc.	First Lien Term Loan	11.019%	SOFR	550	10/30/2026	USD	76,521,571	76,076,153	75,151,835	[2,3,4,5]
RSC Acquisition, Inc.	Delayed Draw	1.000%			11/1/2026	USD	5,036,400	(75,546)	(69,229)[2,4,6]
RSC Acquisition, Inc.	Delayed Draw	11.072%	SOFR	550	11/1/2026	USD	291,316	291,316	286,101	[2,3,4]
RSC Acquisition, Inc.	First Lien Term Loan	11.072%	SOFR	550	11/1/2026	USD	17,482,904	17,360,012	17,169,960	[2,3,4]
RSC Acquisition, Inc.	Revolver	0.500%			11/1/2026	USD	8,690,548	—	(155,561)[2,4,5,6]
SG Acquisition, Inc.	First Lien Term Loan	11.416%	SOFR	600	1/27/2027	USD	12,097,340	11,875,163	11,891,998	[2,3,4]
SitusAMC Holdings Corporation	First Lien Term Loan	10.990%	SOFR	550	12/22/2027	USD	19,551,149	19,052,724	19,121,024	[2,3,4]
The Ultimus Group Midco, LLC	Revolver	10.420%	SOFR	500	2/1/2024	USD	1,424,528	134,313	145,498	[2,3,4,5,8]
THG Acquisition, LLC	Revolver	11.166%	SOFR	575	12/2/2025	USD	743,884	157,869	160,001	[2,3,4,8]
THG Acquisition, LLC	Delayed Draw	10.916%	SOFR	550	12/2/2026	USD	14,192,371	11,469,680	11,448,830	[2,3,4,8]
Turbo Buyer, Inc.	Delayed Draw	11.587%	SOFR	600	12/2/2025	USD	8,387,953	5,640,296	5,719,340	[2,3,4]
Turbo Buyer, Inc.	First Lien Term Loan	11.587%	SOFR	600	12/2/2025	USD	4,162,214	4,111,701	4,096,092	[2,3,4]
USRP Holdings, Inc.	Delayed Draw	11.290%	SOFR	575	7/23/2027	USD	10,000,000	1,244,167	1,284,748	[2,3,4,8]
USRP Holdings, Inc.	Delayed Draw	11.180%	SOFR	575	7/23/2027	USD	15,000,000	3,242,978	3,265,933	[2,3,4,8]
Vale Insurance Services LLC	First Lien Term Loan	10.790%	SOFR	525	12/1/2027	USD	22,241,936	22,019,516	21,911,519	[2,3,4]
Vale Insurance Services LLC	Revolver	0.500%			12/1/2027	USD	2,419,355	—	(35,941)[2,4,6]
Vista Finanials	Delayed Draw	1.000%			8/27/2026	USD	5,000,000	(25,000)	(25,000)[2,4,6]
Wealth Enhancement Group, LLC	Delayed Draw	12.092%	SOFR	600	10/2/2027	USD	25,000,000	24,950,000	24,950,000	[2,3,4]
Wealth Enhancement Group, LLC	Revolver	0.500%			10/4/2027	USD	439,990	(47,896)	(880)[2,4,5,6]
Wealth Enhancement Group, LLC	First Lien Term Loan	21.250% PIK	SOFR	600	5/26/2033	USD	18,000,000	17,464,860	17,562,103	[2,3,4,9,13]
World Insurance Associates, LLC	Delayed Draw	11.390%	SOFR	600	4/1/2026	USD	32,233,607	31,788,935	30,329,140	[2,3,4]
World Insurance Associates, LLC	First Lien Term Loan	12.140%	SOFR	675	4/1/2026	USD	14,367,150	13,893,870	13,841,524	[2,3,4,5]
World Insurance Associates, LLC	First Lien Term Loan	11.390%	SOFR	600	4/1/2026	USD	2,671,107	2,636,808	2,513,289	[2,3,4]
								1,747,816,469	1,742,065,506

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Governments — 0.2%
Govdelivery Holdings, LLC	Delayed Draw	11.469%	SOFR	600	1/29/2027	USD	8,336,421	8,196,781	$8,312,906	[2,3,4]
Govdelivery Holdings, LLC	First Lien Term Loan	10.969%	SOFR	550	1/29/2027	USD	6,068,453	5,934,201	5,978,499	[2,3,4,8,13]
Govdelivery Holdings, LLC	Revolver	11.847%	SOFR	650	1/29/2027	USD	536,402	333,187	333,945	[2,3,4,8]
Prime Buyer, LLC	First Lien Term Loan	10.666%	SOFR	525	12/22/2026	USD	9,342,731	9,100,444	9,278,898	[2,3,4]
Prime Buyer, LLC	Revolver	10.665%	SOFR	525	12/22/2026	USD	3,856,132	353,479	327,132	[2,3,4,8]
								23,918,092	24,231,380

Health Care — 14.3%
123Dentist, Inc.	Delayed Draw	10.905%	CDOR	550	8/10/2029	CAD	6,347,117	(1,175,286)	(1,476,442)[2,3,4,7,8]
123Dentist, Inc.	Delayed Draw	10.878%	CDOR	550	8/10/2029	CAD	3,166,667	(687,305)	(736,618)[2,3,4,7,8]
123Dentist, Inc.	First Lien Term Loan	10.878%	CDOR	550	8/10/2029	CAD	50,321,655	37,486,791	35,854,386	[2,3,4,7]
AAH Topco, LLC	Delayed Draw	10.916%	SOFR	550	12/22/2027	USD	4,347,907	3,531,323	3,405,279	[2,3,4,8]
AAH Topco, LLC	First Lien Term Loan	10.916%	SOFR	550	12/22/2027	USD	4,056,651	4,016,084	3,875,148	[2,3,4]
AAH Topco, LLC	Revolver	0.500%			12/22/2027	USD	423,729	(4,237)	(18,958)[2,4,6]
AB Centers Acquisition Corporation	Delayed Draw	11.420%	SOFR	600	9/6/2028	USD	7,100,905	2,341,524	2,395,332	[2,3,4,5,8]
AB Centers Acquisition Corporation	First Lien Term Loan	11.416%	SOFR	600	9/6/2028	USD	1,775,226	1,723,691	1,726,039	[2,3,4,5]
AB Centers Acquisition Corporation	Revolver	13.500%	PRIME	500	9/6/2028	USD	1,420,181	312,440	315,695	[2,3,4,5,8]
Acclaim Midco, LLC	Delayed Draw	1.000%			6/13/2029	USD	3,589,744	(53,846)	(4,933)[2,4,6]
Acclaim Midco, LLC	First Lien Term Loan	11.655%	SOFR	625	6/13/2029	USD	8,974,359	8,710,787	8,826,921	[2,3,4]
Acclaim Midco, LLC	Revolver	0.500%			6/13/2029	USD	1,435,897	(43,077)	(23,590)[2,4,6]
ACI Group Holdings, Inc.	Delayed Draw	10.916%	SOFR	550	8/2/2028	USD	13,149,829	7,476,106	7,495,295	[2,3,4,8,13]
ACI Group Holdings, Inc.	First Lien Term Loan	10.916%	SOFR	550	8/2/2028	USD	35,096,969	34,617,585	34,616,140	[2,3,4,13]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	11.937%	SOFR	650	5/7/2027	USD	2,231,351	2,146,696	2,091,460	[2,3,4]
ADCS Clinics Intermediate Holdings, LLC	First Lien Term Loan	11.872%	SOFR	650	5/7/2027	USD	10,885,289	10,734,751	10,134,074	[2,3,4]
ADMA Bilogics, Inc.	Delayed Draw	1.000%			3/23/2027	USD	3,571,429	—	—	[2,4,5,6]
ADMA Bilogics, Inc.	First Lien Term Loan	13.916% PIK	SOFR	850	3/23/2027	USD	22,484,196	22,300,148	22,484,196	[2,3,4,5,9,13]
AEC Parent Holdings, Inc.	Delayed Draw	1.000%			6/13/2029	USD	1,123,541	—	(10,832)[2,4,5,6]
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	1.000%			12/17/2027	USD	2,724,335	(25,148)	(169,706)[2,4,5,6]
Affinity Hospice Intermediate Holdings, LLC	First Lien Term Loan	10.240%	SOFR	475	12/17/2027	USD	11,097,206	11,006,716	10,405,933	[2,3,4,5]
AG-Twin Brook Healthcare	Delayed Draw	12.631%	SOFR	700	4/2/2024	USD	7,562,426	7,468,037	7,559,385	[2,3,4,13]
AG-Twin Brook Healthcare	First Lien Term Loan	12.422%	SOFR	700	4/2/2024	USD	12,089,498	12,026,840	12,086,678	[2,3,4,13]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
AG-Twin Brook Healthcare	First Lien Term Loan	11.956%	SOFR	650	5/16/2024	USD	19,376,995	19,217,364	$19,117,688	[2,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	12.158%	SOFR	650	5/16/2024	USD	2,000,000	44,285	47,521	[2,3,4,5,8]
AG-Twin Brook Healthcare	First Lien Term Loan	12.652% PIK	SOFR	700	7/1/2024	USD	28,971,265	28,870,963	28,580,105	[2,3,4,5,9,13]
AG-Twin Brook Healthcare	First Lien Term Loan	12.152%	SOFR	650	11/27/2024	USD	13,713,086	13,660,658	13,688,816	[2,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	11.681%	SOFR	625	7/3/2025	USD	1,672,337	1,664,408	1,664,602	[2,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	11.431%	SOFR	600	9/25/2025	USD	19,699,716	19,531,670	19,553,441	[2,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	11.881% PIK	SOFR	625	3/5/2026	USD	6,904,563	6,847,599	2,980,700	[2,3,4,5,9,13]
AG-Twin Brook Healthcare	First Lien Term Loan	11.431%	SOFR	600	6/10/2026	USD	9,825,693	9,696,028	9,788,489	[2,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	11.145%	CDOR	575	7/23/2026	CAD	24,562,500	19,290,191	17,918,469	[2,3,4,5,7]
AG-Twin Brook Healthcare	First Lien Term Loan	12.152%	SOFR	650	8/20/2026	USD	14,775,000	14,552,189	14,679,773	[2,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	11.146%	SOFR	525	9/22/2026	USD	24,562,500	24,312,558	24,319,195	[2,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	11.431%	SOFR	600	10/8/2026	USD	19,700,000	19,498,370	19,601,327	[2,3,4,5]
AG-Twin Brook Healthcare	Delayed Draw	11.652%	SOFR	600	10/29/2026	USD	19,821,420	19,499,321	19,651,738	[2,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	11.431%	SOFR	600	12/14/2026	USD	19,650,000	19,439,893	19,567,342	[2,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	11.652%	SOFR	600	12/31/2026	USD	14,775,000	14,614,776	14,618,113	[2,3,4,5]
AG-Twin Brook Healthcare	Delayed Draw	1.000%			2/23/2027	USD	9,930,556	—	(380,572)[2,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	13.652% PIK	SOFR	800	2/23/2027	USD	14,946,553	14,633,475	14,373,751	[2,3,4,9,13]
AG-Twin Brook Healthcare	Delayed Draw	10.250%	SOFR	575	7/29/2027	USD	50,000,000	3,375,000	3,424,785	[2,3,4,8]
AHR Intermediate, Inc.	Delayed Draw	10.902%	SOFR	525	7/29/2027	USD	10,500,000	10,421,250	10,379,205	[2,3,4]
AHR Intermediate, Inc.	First Lien Term Loan	10.902%	SOFR	525	7/29/2027	USD	24,255,000	24,007,728	23,975,963	[2,3,4]
Alcami Corporation	Delayed Draw	1.000%			12/21/2028	USD	1,908,023	(66,781)	(22,987)[2,4,6]
Alcami Corporation	First Lien Term Loan	12.416%	SOFR	700	12/21/2028	USD	22,781,800	22,054,165	22,507,338	[2,3,4]
Alcami Corporation	Revolver	0.500%			12/21/2028	USD	3,052,838	(106,849)	(36,779)[2,4,6]
Alegeus Technologies Holding Corp.	First Lien Term Loan	13.360%	SOFR	825	9/5/2024	USD	35,253,731	34,696,276	34,648,699	[2,3,4]
Align Enta Intermediate, Inc.	Delayed Draw	1.000%			6/30/2028	USD	4,265,116	(63,977)	(51,812)[2,4,6]
Align Enta Intermediate, Inc.	Delayed Draw	11.831%	SOFR	650	6/30/2028	USD	1,279,535	1,241,149	1,263,991	[2,3,4]
Align Enta Intermediate, Inc.	First Lien Term Loan	11.816%	SOFR	650	6/30/2028	USD	2,985,581	2,899,245	2,904,400	[2,3,4]
Align Enta Intermediate, Inc.	Revolver	0.500%			6/30/2028	USD	639,767	(19,193)	(17,396)[2,4,6]
American Renal Associates Holdings, Inc.	First Lien Term Loan	11.817%	SOFR	625	1/29/2027	USD	11,790,000	11,619,869	11,023,896	[2,3,4,5]
AVE Holdings III Corp.	First Lien Term Loan	11.040%	SOFR	550	2/25/2028	USD	20,500,000	19,758,446	19,727,150	[2,3,4]
AWC-MH Acquisition LLC	First Lien Term Loan	18.430% PIK	SOFR	1,300	10/12/2025	USD	8,538,390	8,377,229	6,463,562	[2,3,4,9,13]
Bamboo US BidCo LLC	Revolver	0.500%			9/29/2029	USD	943,890	(28,317)	(28,317)[2,4,5,6]
Bamboo US BidCo LLC	Delayed Draw	1.000%			9/29/2030	USD	2,250,775	(33,762)	(33,762)[2,4,6]
Bamboo US BidCo LLC	First Lien Term Loan	9.858%	EURIBOR	600	9/29/2030	EUR	8,961,104	9,182,772	9,189,419	[2,3,4,7]
Bamboo US BidCo LLC	First Lien Term Loan	11.316%	SOFR	600	9/29/2030	USD	18,103,616	17,560,775	17,560,507	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Bausch Receivables Funding LP	Revolver	11.965%	SOFR	665	1/28/2028	USD	42,000,000	23,570,000	$23,588,411	[2,3,4,5,8]
Biocare Medical LLC	First Lien Term Loan	10.772%	SOFR	525	12/9/2027	USD	21,888,889	21,670,000	21,183,943	[2,3,4]
Biocare Medical LLC	Revolver	10.747%	SOFR	525	12/9/2027	USD	2,777,778	135,076	58,688	[2,3,4,8]
Bridges Consumer Healthcare	First Lien Term Loan	11.680%	SOFR	619	1/20/2027	USD	11,942,244	11,822,822	11,527,694	[2,3,4,5]
Bridges Consumer Healthcare	First Lien Term Loan	11.990%	SOFR	650	1/20/2027	USD	1,154,200	1,122,442	1,125,710	[2,3,4,5]
Carevet LLC	Delayed Draw	12.431%	SOFR	700	9/1/2025	USD	21,914,885	19,283,624	19,433,575	[2,3,4,8]
Carevet LLC	First Lien Term Loan	17.431% PIK	SOFR	1,200	9/1/2025	USD	5,770,629	5,683,132	5,732,495	[2,3,4,8,9,13]
CNSI Holdings LLC	Revolver	0.500%			12/17/2027	USD	1,735,776	(60,752)	(34,142)[2,4,6]
CNSI Holdings LLC	First Lien Term Loan	11.747%	SOFR	650	12/17/2028	USD	18,218,563	17,639,629	17,860,214	[2,3,4]
Color Intermediate, LLC	First Lien Term Loan	10.990%	SOFR	550	10/4/2029	USD	40,897,500	40,158,237	41,232,860	[2,3,4]
Community Medical Acquisition Corp.	Revolver	10.290%	SOFR	475	12/15/2027	USD	3,683,963	2,652,453	2,607,488	[2,3,4,8]
Community Medical Acquisition Corp.	Delayed Draw	1.000%			12/15/2028	USD	3,832,795	—	(94,609)[2,4,6]
Community Medical Acquisition Corp.	First Lien Term Loan	10.474%	SOFR	475	12/15/2028	USD	25,841,162	25,393,168	25,008,931	[2,3,4]
Confluent Health, LLC	First Lien Term Loan	12.816%	SOFR	750	11/30/2028	USD	17,100,143	15,958,680	15,980,587	[2,3,4]
Connect America.com, LLC	First Lien Term Loan	12.587%	LIBOR	700	6/30/2026	USD	7,294,585	7,200,141	6,957,238	[2,3,4]
Connect America.com, LLC	Revolver	12.574%	LIBOR	700	6/30/2026	USD	679,061	665,184	645,416	[2,3,4,8]
CORA Health Holdings Corp.	Delayed Draw	11.322%	ARR CSA	575	6/15/2027	USD	229,916	201,181	208,100	[2,3,4]
CORA Health Holdings Corp.	First Lien Term Loan	11.322% PIK	ARR CSA	575	6/15/2027	USD	13,646,878	13,511,352	12,351,972	[2,3,4,9,13]
CORA Health Holdings Corp.	Revolver	11.322%	ARR CSA	575	6/15/2027	USD	769,231	461,239	388,549	[2,3,4,8]
Covaris Intermediate 3, LLC	Delayed Draw	10.790%	SOFR	525	1/21/2028	USD	5,921,053	761,447	691,700	[2,3,4,8]
Covaris Intermediate 3, LLC	First Lien Term Loan	10.790%	SOFR	525	1/21/2028	USD	7,815,789	7,693,538	7,634,623	[2,3,4]
Covaris Intermediate 3, LLC	Revolver	0.500%			1/21/2028	USD	1,184,211	—	(27,450)[2,4,6]
CPC/Cirtec Holdings, Inc.	Revolver	11.640%	ARR CSA	625	10/31/2028	USD	1,033,592	383,577	393,107	[2,3,4,8]
CPC/Cirtec Holdings, Inc.	First Lien Term Loan	11.640%	ARR CSA	625	1/30/2029	USD	8,943,992	8,659,284	8,768,069	[2,3,4]
CPF Dental, LLC	Delayed Draw	14.902% PIK	SOFR	925	8/30/2024	USD	14,318,756	12,248,024	12,421,187	[2,3,4,5,8,9,13]
CPF Dental, LLC	First Lien Term Loan	14.934% PIK	SOFR	925	8/30/2024	USD	5,346,635	5,319,208	5,288,807	[2,3,4,5,9,13]
Crossroads Holding, LLC	First Lien Term Loan	10.902% PIK	SOFR	525	12/23/2027	USD	13,849,322	13,745,897	10,555,963	[2,3,4,5,9,13]
D4C Dental Brands, Inc.	Delayed Draw	12.055%	SOFR	650	12/30/2026	USD	4,535,252	4,442,497	4,434,675	[2,3,4]
D4C Dental Brands, Inc.	First Lien Term Loan	12.040%	SOFR	650	12/30/2026	USD	6,441,964	6,359,726	6,299,103	[2,3,4]
D4C Dental Brands, Inc.	Revolver	12.061%	SOFR	650	12/30/2026	USD	714,286	714,286	698,445	[2,3,4]
DCA Holdings LLC	Delayed Draw	11.795%	SOFR	641	3/12/2027	USD	3,925,051	3,869,468	3,897,432	[2,3,4,5]
DCA Holdings LLC	First Lien Term Loan	11.890%	SOFR	650	3/12/2027	USD	438,900	426,029	426,029	[2,3,4]
DCA Holdings LLC	First Lien Term Loan	11.795%	SOFR	641	4/3/2028	USD	22,708,112	22,520,970	22,548,322	[2,3,4]
Deca Dental Holdings, LLC	Delayed Draw	11.240%	SOFR	575	8/26/2028	USD	2,547,222	2,444,973	2,453,812	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Deca Dental Holdings, LLC	First Lien Term Loan	11.240%	SOFR	575	8/26/2028	USD	24,198,611	23,315,397	$23,311,215	[2,3,4]
Deca Dental Holdings, LLC	Revolver	11.240%	SOFR	575	8/26/2028	USD	1,944,444	1,218,261	1,117,954	[2,3,4,8]
Dermatopathology Laboratory Of Central States, LLC	Delayed Draw	1.000%			6/1/2028	USD	2,822,580	—	(72,220)[2,4,6]
Dermatopathology Laboratory Of Central States, LLC	First Lien Term Loan	11.177%	SOFR	575	6/1/2028	USD	17,165,323	16,947,268	16,726,121	[2,3,4]
Dermatopathology Laboratory Of Central States, LLC	Revolver	0.500%			6/1/2028	USD	1,612,903	(22,581)	(41,269)[2,4,6]
Emmes Blocker, Inc.	Delayed Draw	10.827%	SOFR	550	7/7/2028	USD	5,433,841	3,912,041	3,939,121	[2,3,4,8]
Emmes Blocker, Inc.	Delayed Draw	10.769%	SOFR	550	7/7/2028	USD	16,658,922	11,914,462	11,972,317	[2,3,4,5,8]
Emmes Blocker, Inc.	First Lien Term Loan	10.769%	SOFR	550	7/7/2028	USD	16,381,098	16,121,316	16,154,373	[2,3,4]
ENT MSO LLC	Delayed Draw	12.490%	SOFR	700	3/4/2025	USD	6,663,333	4,074,902	4,234,104	[2,3,4,5,8]
ERC Holdings, LLC	Revolver	11.070%	SOFR	550	11/10/2027	USD	8,078,042	3,231,216	2,698,039	[2,3,4,8]
ERC Holdings, LLC	First Lien Term Loan	11.152%	SOFR	550	11/10/2028	USD	15,569,645	15,397,804	14,541,998	[2,3,4]
FH MD Buyer, Inc.	First Lien Term Loan	10.431%	SOFR	511	10/31/2026	USD	14,737,500	14,590,125	14,088,463	[2,3,4]
Finthrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	12.181%	SOFR	675	1/6/2030	USD	20,000,000	19,700,000	13,065,447	[2,3]
Fortis Life Sciences, LLC	Delayed Draw	1.000%			9/17/2027	USD	6,886,201	—	(221,775)[2,4,6]
Fortis Life Sciences, LLC	First Lien Term Loan	10.740%	SOFR	525	9/17/2027	USD	18,488,773	18,241,369	17,893,329	[2,3,4]
Fortis Life Sciences, LLC	Revolver	10.085%	SOFR	475	9/17/2027	USD	2,434,783	1,869,166	1,808,543	[2,3,4,8]
FYI Optical Acquisitions, Inc. & FYI USA Inc.	Delayed Draw	11.250%	CDOR	575	3/4/2027	CAD	36,758,217	28,142,541	26,317,940	[2,3,4,7]
Helium Acquirer Corporation	Delayed Draw	12.490%	SOFR	700	1/5/2029	USD	21,032,576	4,663,287	4,589,350	[2,3,4,8]
Helium Acquirer Corporation	First Lien Term Loan	12.490%	SOFR	700	1/5/2029	USD	10,877,309	10,578,334	10,829,062	[2,3,4]
Helium Acquirer Corporation	Revolver	12.490%	SOFR	700	1/5/2029	USD	1,656,810	537,587	575,641	[2,3,4,8]
HemaSource, Inc.	First Lien Term Loan	11.422%	SOFR	600	8/31/2029	USD	23,875,000	23,218,104	23,223,976	[2,3,4]
HemaSource, Inc.	Revolver	0.500%			8/31/2029	USD	5,000,000	(138,889)	(136,340)[2,4,6]
Heniff Holdco, LLC	Revolver	11.166%	SOFR	575	12/3/2024	USD	2,984,691	1,394,249	1,394,249	[2,3,4,8]
Heniff Holdco, LLC	First Lien Term Loan	11.219%	SOFR	575	12/3/2026	USD	24,820,964	24,448,178	24,418,865	[2,3,4]
HPS Health Care	First Lien Term Loan	10.666%	SOFR	525	6/27/2024	USD	9,596,286	9,554,956	9,596,286	[2,3,4,5]
HPS Health Care	Delayed Draw	1.000%			10/27/2025	USD	598,039	(22,574)	(20,191)[2,4,5,6]
HPS Health Care	Delayed Draw	18.250% PIK	LIBOR	700	10/27/2025	USD	697,514	671,732	669,725	[2,3,4,5,9,13]
HPS Health Care	First Lien Term Loan	12.290% PIK	SOFR	675	2/26/2026	USD	3,884,868	3,884,868	3,884,868	[2,3,4,5,9,13]
HPS Health Care	Delayed Draw	11.170%	SOFR	575	8/31/2029	USD	42,629	41,094	41,692	[2,3,4,5]
HPS Health Care	First Lien Term Loan	11.566%	SOFR	625	12/31/2029	USD	3,750,000	3,680,499	3,692,698	[2,3,4,5]
Imagefirst Holdings, LLC	Delayed Draw	1.000%			4/27/2028	USD	214,286	(7,500)	(4,215)[2,4,5,6]
Imagefirst Holdings, LLC	First Lien Term Loan	10.717%	SOFR	500	4/27/2028	USD	1,068,750	1,033,517	1,047,728	[2,3,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Integrated Oncology Network, LLC	First Lien Term Loan	11.397%	SOFR	600	6/24/2024	USD	4,119,274	4,095,241	$4,119,274	[2,3,4]
Integrated Oncology Network, LLC	Revolver	11.522%	SOFR	600	6/24/2024	USD	83,957	75,351	75,561	[2,3,4,8]
Integrated Oncology Network, LLC	Delayed Draw	11.397%	SOFR	600	6/24/2025	USD	1,857,432	718,166	743,038	[2,3,4,8]
Integrated Oncology Network, LLC	First Lien Term Loan	11.397%	SOFR	600	6/24/2025	USD	3,265,764	3,239,584	3,265,764	[2,3,4]
Integrated Oncology Network, LLC	Revolver	11.522%	SOFR	600	6/24/2025	USD	134,701	119,412	121,231	[2,3,4,8]
IvyRehab Intermediate II, LLC	Revolver	0.500%			4/21/2028	USD	3,837,719	(38,377)	(123,596)[2,4,6]
IvyRehab Intermediate II, LLC	Delayed Draw	10.240%	SOFR	475	4/21/2029	USD	7,632,360	7,556,800	7,386,555	[2,3,4]
IvyRehab Intermediate II, LLC	First Lien Term Loan	10.245%	SOFR	475	4/21/2029	USD	23,251,974	23,019,454	22,503,128	[2,3,4]
Jon Bidco Limited	First Lien Term Loan	10.260%	BKBM	450	12/3/2026	NZD	6,300,000	3,859,113	3,676,964	[2,3,4,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	9.815%	EURIBOR	625	6/10/2027	EUR	6,000,000	6,258,936	6,343,165	[2,3,4,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	11.161%	SONIA	623	6/10/2027	GBP	7,500,000	8,762,635	9,150,805	[2,3,4,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	11.669%	SOFR	635	6/10/2027	USD	15,130,708	14,927,396	15,130,708	[2,3,4]
Life Science Intermediate Holdings, LLC	Delayed Draw	11.719%	SOFR	635	6/10/2027	USD	4,380,290	2,393,418	2,481,024	[2,3,4,8]
Life Science Intermediate Holdings, LLC	First Lien Term Loan	11.719%	SOFR	635	6/10/2027	USD	2,863,631	2,836,833	2,863,631	[2,3,4]
Life Science Intermediate Holdings, LLC	Revolver	11.719%	SOFR	635	6/10/2027	USD	1,806,360	1,131,640	1,149,703	[2,3,4,8]
MB2 Dental Solutions, LLC	Delayed Draw	11.416%	SOFR	600	1/29/2027	USD	15,204,161	14,755,164	14,941,130	[2,3,4]
MB2 Dental Solutions, LLC	First Lien Term Loan	11.416%	SOFR	600	1/29/2027	USD	39,283,950	38,445,627	38,604,338	[2,3,4]
MedMark Services, Inc.	Delayed Draw	10.652%	SOFR	500	6/11/2027	USD	6,060,562	6,040,847	6,022,801	[2,3,4]
MedMark Services, Inc.	First Lien Term Loan	10.652%	SOFR	500	6/11/2027	USD	7,860,000	7,781,400	7,811,027	[2,3,4]
MN Acquisition, Inc.	First Lien Term Loan	10.916%	SOFR	550	8/25/2028	USD	22,331,250	21,943,556	21,444,088	[2,3,4]
MN Acquisition, Inc.	Revolver	10.916%	SOFR	550	8/25/2028	USD	2,500,000	1,795,833	1,746,515	[2,3,4,8]
Myorthos Management, LLC	Delayed Draw	11.067%	SOFR	525	11/1/2027	USD	8,926,793	8,835,372	8,639,299	[2,3,4,5]
Myorthos Management, LLC	First Lien Term Loan	11.067%	SOFR	525	11/1/2027	USD	4,844,405	4,808,072	4,688,388	[2,3,4,5]
National Dentex Labs LLC	Delayed Draw	13.540% PIK	SOFR	800	4/3/2026	USD	3,520,023	3,411,377	3,441,431	[2,3,4,8,9,13]
National Dentex Labs LLC	First Lien Term Loan	13.540% PIK	SOFR	800	4/3/2026	USD	6,996,070	6,906,996	6,892,702	[2,3,4,9,13]
National Dentex Labs LLC	Revolver	12.548%	SOFR	700	4/3/2026	USD	919,540	620,690	607,097	[2,3,4,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Nephron Pharmaceuticals Corporation	First Lien Term Loan	14.570%	SOFR	900	9/11/2026	USD	30,000,000	29,112,884	$29,100,000	[2,3,4]
New Era Technology, Inc.	First Lien Term Loan	11.790%	SOFR	625	10/31/2026	USD	12,202,466	12,038,268	12,001,125	[2,3,4]
Novotech (Australia) Pty Limited	Delayed Draw	10.916%	BBSY	557	1/14/2028	AUD	18,543,750	13,131,428	11,922,941	[2,3,4,7]
Novotech (Australia) Pty Limited	Delayed Draw	1.000%			1/14/2028	USD	3,125,000	(70,313)	(516)[2,4,6]
Novotech (Australia) Pty Limited	First Lien Term Loan	10.707%	SOFR	568	1/14/2028	USD	16,437,500	16,156,981	16,434,785	[2,3,4]
OB Hospitalist Group	First Lien Term Loan	11.040%	SOFR	550	9/27/2027	USD	37,798,111	37,222,008	37,244,180	[2,3,4]
OB Hospitalist Group	Revolver	10.916%	SOFR	550	9/27/2027	USD	1,717,557	778,626	753,455	[2,3,4,8]
Office Ally	First Lien Term Loan	10.816%	SOFR	550	12/20/2028	USD	6,929,825	6,816,509	6,741,394	[2,3,4]
OIA Acquisition, LLC	Delayed Draw	10.817%	ARR CSA	525	10/19/2027	USD	1,822,099	1,345,299	1,313,554	[2,3,4,8]
OIA Acquisition, LLC	First Lien Term Loan	10.817%	ARR CSA	525	10/19/2027	USD	11,060,143	10,949,541	10,759,404	[2,3,4]
OIA Acquisition, LLC	Revolver	0.500%			10/19/2027	USD	1,928,571	(19,286)	(52,440)[2,4,6]
OIS Management Services, LLC	Delayed Draw	11.240%	SOFR	575	11/16/2028	USD	4,739,273	1,675,033	1,629,131	[2,3,4,8]
OIS Management Services, LLC	First Lien Term Loan	11.240%	SOFR	575	11/16/2028	USD	12,302,500	12,179,475	12,060,516	[2,3,4]
OIS Management Services, LLC	Revolver	0.500%			11/16/2028	USD	1,423,077	—	(27,991)[2,4,6]
Ons Mso, LLC	Revolver	13.750%	LIBOR	475	7/8/2024	USD	5,527,184	1,289,676	1,236,392	[2,3,4,5,8]
Org USME Buyer, LLC	Delayed Draw	1.000%			11/24/2026	USD	743,478	(9,293)	(27,672)[2,4,6]
Org USME Buyer, LLC	First Lien Term Loan	11.269%	SOFR	575	11/24/2026	USD	16,270,385	16,102,864	15,664,799	[2,3,4]
Org USME Buyer, LLC	Revolver	11.269%	SOFR	575	11/24/2026	USD	936,232	596,998	564,342	[2,3,4,8]
Orthodontic Partners, LLC	Delayed Draw	12.016%	SOFR	650	10/12/2027	USD	14,242,660	13,957,807	14,136,864	[2,3,4]
Orthodontic Partners, LLC	First Lien Term Loan	12.026%	SOFR	650	10/12/2027	USD	9,673,036	9,498,937	9,504,201	[2,3,4]
Pediatric Home Respiratory Services, LLC	Delayed Draw	11.666%	SOFR	625	12/4/2024	USD	2,003,745	1,978,774	1,969,356	[2,3,4]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	11.166%	SOFR	575	12/4/2024	USD	4,687,355	4,671,358	4,606,909	[2,3,4]
Phynet Dermatology LLC	Delayed Draw	1.000%			8/16/2024	USD	3,099,283	(46,489)	(32,054)[2,4,5,6]
Phynet Dermatology LLC	First Lien Term Loan	11.872%	SOFR	650	8/16/2024	USD	5,888,637	5,888,637	5,749,778	[2,3,4,5]
Pinnacle Dermatology Management, LLC	Delayed Draw	11.188%	SOFR	575	12/8/2028	USD	2,533,330	1,306,872	1,204,686	[2,3,4,8]
Pinnacle Dermatology Management, LLC	First Lien Term Loan	11.248%	SOFR	575	12/8/2028	USD	11,234,443	11,100,825	10,703,626	[2,3,4]
Pinnacle Dermatology Management, LLC	Revolver	9.505%	SOFR	400	12/8/2028	USD	1,082,474	914,304	917,400	[2,3,4,8]
Pinnacle Treatment Centers, Inc.	Delayed Draw	12.322%	SOFR	675	1/2/2026	USD	923,804	902,999	922,124	[2,3,4]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	12.322%	SOFR	675	1/2/2026	USD	14,401,652	14,126,339	14,375,471	[2,3,4]
Pinnacle Treatment Centers, Inc.	Revolver	12.290%	SOFR	675	1/2/2026	USD	285,714	276,352	275,832	[2,3,4,8]
Pinnacle Treatment Centers, Inc.	Revolver	12.322%	SOFR	675	1/2/2026	USD	503,862	384,310	393,872	[2,3,4,8]
PPV Intermediate Holdings LLC	Delayed Draw	1.000%			8/31/2029	USD	61,985,174	(309,926)	(309,926)[2,4,6]
PPV Intermediate Holdings LLC	First Lien Term Loan	11.172%	SOFR	575	8/31/2029	USD	40,462,063	39,727,395	40,826,752	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
PPV Intermediate Holdings LLC	First Lien Term Loan	1.000%			8/31/2029	USD	1,265,000	(6,325)	$(6,325)[2,3,4,6]
PPV Intermediate Holdings LLC	First Lien Term Loan	10.879%	SOFR	575	8/31/2029	USD	20,500,000	20,575,761	20,705,000	[2,3,4]
PPV Intermediate Holdings LLC	Revolver	0.500%			8/31/2029	USD	2,538,076	—	25,381	[2,4,6]
PPV Intermediate Holdings LLC	Delayed Draw	1.000%			8/31/2030	USD	1,121,528	(5,608)	(5,608)[2,4,6]
PPV Intermediate Holdings LLC	Delayed Draw	13.000% PIK			8/31/2030	USD	1,976,512	1,932,833	1,922,768	[2,3,4,9,13]
PPV Intermediate Holdings LLC	First Lien Term Loan	14.250% PIK			8/31/2030	USD	15,000,000	14,551,688	14,550,000	[2,3,4,9,13]
Practicetek Purchaser, LLC	Delayed Draw	1.000%			8/30/2029	USD	2,076,461	(25,956)	(24,708)[2,4,5,6]
Practicetek Purchaser, LLC	First Lien Term Loan	11.334%	SOFR	600	8/30/2029	USD	6,921,539	6,750,205	6,752,607	[2,3,4,5]
Practicetek Purchaser, LLC	First Lien Term Loan	14.000% PIK			8/30/2029	USD	1,000	970	971	[2,3,4,9,13]
Practicetek Purchaser, LLC	Revolver	11.334%	SOFR	600	8/30/2029	USD	1,000	475	476	[2,3,4,5,8]
Premier Imaging, LLC	Delayed Draw	11.652%	SOFR	600	1/2/2025	USD	4,132,363	4,132,359	4,071,803	[2,3,4]
Premier Imaging, LLC	First Lien Term Loan	11.652%	SOFR	600	1/2/2025	USD	22,954,357	22,837,193	22,617,962	[2,3,4]
Premise Health Holding Corp.	First Lien Term Loan	10.337%	SOFR	475	7/10/2025	USD	14,850,000	14,676,233	14,839,386	[2,3,4]
PSKW Intermediate, LLC	First Lien Term Loan	11.666%	SOFR	625	3/9/2026	USD	20,435,567	20,435,567	20,435,567	[2,3,4]
PTSH Intermediate Holdings, LLC	First Lien Term Loan	11.740%	SOFR	575	12/17/2027	USD	5,208,333	4,948,170	4,947,917	[2,3,4]
Q-Centrix LLC	First Lien Term Loan	10.522%	SOFR	500	5/30/2025	USD	829,092	747,570	823,178	[2,3,4]
Q-Centrix LLC	First Lien Term Loan	10.022%	SOFR	450	5/30/2025	USD	4,860,051	4,825,630	4,788,827	[2,3,4]
Raven Buyer, Inc.	First Lien Term Loan	11.572%	SOFR	600	2/1/2027	USD	12,857,386	12,728,251	12,797,908	[2,3,4]
Raven Buyer, Inc.	Revolver	11.572%	SOFR	600	2/1/2027	USD	2,045,455	531,818	522,356	[2,3,4,8]
Redwood MSO, LLC	First Lien Term Loan	11.681%	SOFR	625	7/3/2025	USD	18,554,950	18,446,379	18,477,833	[2,3,4,5]
Smile Doctors, LLC	Revolver	0.500%			12/23/2027	USD	2,208,481	—	(27,986)[2,4,6]
Smile Doctors, LLC	Delayed Draw	1.000%			12/23/2028	USD	5,000,000	(75,000)	(63,361)[2,4,5,6]
Smile Doctors, LLC	First Lien Term Loan	11.147%	SOFR	590	12/23/2028	USD	22,579,064	22,338,787	22,292,936	[2,3,4]
SSCP Pegasus Midco Limited	First Lien Term Loan	11.305%	SONIA	600	11/16/2027	GBP	1,797,628	2,395,837	2,193,299	[2,3,4,7]
TerSera Therapeutics, LLC	First Lien Term Loan	12.140%	SOFR	675	4/4/2029	USD	6,468,172	6,284,872	6,301,056	[2,3,4]
TerSera Therapeutics, LLC	Revolver	0.500%			4/4/2029	USD	531,828	(15,955)	(13,741)[2,4,6]
The Smilist Management, Inc.	Delayed Draw	11.916%	SOFR	650	12/22/2025	USD	5,516,847	5,423,889	5,377,903	[2,3,4,5]
The Smilist Management, Inc.	First Lien Term Loan	11.916%	SOFR	650	12/22/2025	USD	6,714,950	5,798,089	5,691,251	[2,3,4,5,8]
The Smilist Management, Inc.	Revolver	11.918%	SOFR	650	12/22/2025	USD	356,075	139,999	133,462	[2,3,4,5,8]
TheKey, LLC	Delayed Draw	10.469%	SOFR	500	3/30/2027	USD	20,969,662	1,277,314	667,855	[2,3,4,5,8]
Tivity Health, Inc.	First Lien Term Loan	11.390%	SOFR	600	6/28/2029	USD	34,737,500	34,216,437	33,526,597	[2,3,4]
TPC Holdco, LLC	Second Lien Term Loan	12.965%	SOFR	800	3/29/2028	USD	5,000,000	4,938,332	4,823,301	[2,3,4]
Troy Gastroenterology, P.C.	Delayed Draw	11.397%	SOFR	615	11/25/2025	USD	2,741,434	2,736,040	2,708,132	[2,3,4]
Troy Gastroenterology, P.C.	First Lien Term Loan	11.397%	SOFR	615	11/25/2025	USD	4,370,690	4,332,626	4,317,596	[2,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Troy Gastroenterology, P.C.	Revolver	11.397%	SOFR	615	11/25/2025	USD	591,133	388,177	$386,908	[2,3,4,8]
TurningPoint Healthcare Solutions, LLC	Revolver	0.500%			7/14/2027	USD	1,816,524	(18,165)	(35,730)[2,4,5,6]
United Digestive MSO Parent, LLC	Delayed Draw	1.000%			3/30/2029	USD	8,233,571	(123,504)	(38,089)[2,4,5,6]
United Digestive MSO Parent, LLC	First Lien Term Loan	12.290%	SOFR	675	3/30/2029	USD	31,210,350	30,326,326	30,596,459	[2,3,4,5]
United Digestive MSO Parent, LLC	Revolver	0.500%			3/30/2029	USD	4,116,786	(123,504)	(80,975)[2,4,5,6]
United Musculoskeletal Partners Acquisition Holdings, LLC	First Lien Term Loan	11.058%	SOFR	575	7/15/2028	USD	8,275,862	8,193,517	8,071,581	[2,3,4]
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	0.500%			7/15/2028	USD	1,724,138	(17,241)	(42,559)[2,4,6]
UroGPO, LLC	First Lien Term Loan	11.196%	SOFR	585	12/15/2026	USD	7,000,000	7,000,000	6,921,986	[2,3,4]
Urology Management Holdings, Inc.	Delayed Draw	1.000%			6/15/2026	USD	3,266,667	(98,000)	(64,254)[2,4,6]
Urology Management Holdings, Inc.	Delayed Draw	11.580%	SOFR	604	6/15/2026	USD	14,716,262	14,542,661	14,353,007	[2,3,4]
Urology Management Holdings, Inc.	First Lien Term Loan	11.790%	SOFR	625	6/15/2026	USD	6,500,667	6,335,743	6,372,802	[2,3,4]
Urology Management Holdings, Inc.	First Lien Term Loan	11.580%	SOFR	604	6/15/2026	USD	5,023,718	4,975,803	4,899,712	[2,3,4]
Urology Management Holdings, Inc.	Revolver	0.500%			6/15/2026	USD	1,190,476	(17,857)	(29,386)[2,4,5,6]
USHV Management, LLC	Delayed Draw	1.000%			12/23/2027	USD	3,891,892	(116,757)	(66,794)[2,4,6]
USHV Management, LLC	First Lien Term Loan	11.990%	SOFR	650	12/23/2027	USD	7,764,324	7,549,124	7,631,071	[2,3,4]
Vardiman Black Holdings, LLC	Delayed Draw	12.430%	SOFR	700	3/18/2027	USD	36,775,808	36,212,209	34,665,673	[2,3,4]
Vardiman Black Holdings, LLC	First Lien Term Loan	12.430%	SOFR	700	3/18/2027	USD	10,073,864	9,968,088	9,495,842	[2,3,4]
Vermont Aus Pty Ltd.	First Lien Term Loan	9.947%	BBSY	575	3/23/2028	AUD	10,754,004	7,806,685	6,780,784	[2,3,4,7]
Vermont Aus Pty Ltd.	First Lien Term Loan	11.036%	SOFR	565	3/23/2028	USD	7,896,297	7,736,320	7,744,154	[2,3,4]
Vital Care Buyer, LLC	First Lien Term Loan	11.652%	SOFR	600	10/19/2025	USD	4,834,134	4,834,134	4,762,805	[2,3,4]
Vital Care Buyer, LLC	Revolver	0.500%			10/19/2025	USD	1,777,778	—	(26,232)[2,4,6]
VPP Intermediate Holdings, LLC	Delayed Draw	12.069%			12/1/2027	USD	4,480,350	(89,607)	(85,827)[2,4,5,6]
Web P.T., Inc.	First Lien Term Loan	12.272%	SOFR	675	1/18/2028	USD	9,000,000	8,901,000	8,890,670	[2,3,4]
Web P.T., Inc.	Revolver	11.895%	LIBOR	675	1/18/2028	USD	1,312,500	160,714	144,770	[2,3,4,8]
Xeris Pharmaceuticals, Inc.	Delayed Draw	14.503%	SOFR	900	3/8/2027	USD	8,333,333	8,166,667	8,257,175	[2,3,4,5]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	14.503%	SOFR	900	3/8/2027	USD	16,666,667	16,465,722	16,514,349	[2,3,4,5]
Xifin, Inc.	Revolver	11.290%	SOFR	575	2/6/2026	USD	2,141,658	2,098,825	2,061,946	[2,3,4,5]
Zavation Medical Products, LLC	First Lien Term Loan	11.490%	SOFR	600	6/30/2027	USD	12,713,514	12,586,378	12,240,315	[2,3,4]
Zavation Medical Products, LLC	Revolver	12.010%	SOFR	650	6/30/2027	USD	2,027,027	283,784	208,338	[2,3,4,8]
								2,022,784,104	1,990,053,441

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials — 17.0%
3SI Holdco, Inc.	First Lien Term Loan	12.047%	SOFR	650	12/15/2024	USD	4,246,042	4,188,617	$4,141,233	[2,3,4]
Accurus Aerospace Corporation	First Lien Term Loan	11.267%	SOFR	575	4/5/2028	USD	9,900,000	9,778,547	9,362,733	[2,3,4]
Aero Operating LLC	Incremental Term Loan	14.397%	SOFR	900	2/7/2026	USD	14,754,141	14,629,010	13,317,178	[2,3,4]
AG-Twin Brook Aerospace	First Lien Term Loan	10.837%	SOFR	525	12/6/2024	USD	6,925,000	6,894,165	6,848,516	[2,3,4,5]
Air Comm Corporation, LLC	Delayed Draw	10.490%	SOFR	500	7/1/2027	USD	24,631,865	22,193,517	20,884,950	[2,3,4,8]
Air Comm Corporation, LLC	First Lien Term Loan	10.490%	SOFR	500	7/1/2027	USD	13,146,341	12,998,403	12,228,539	[2,3,4]
Air Comm Corporation, LLC	Revolver	10.490%	SOFR	500	7/1/2027	USD	3,623,235	1,807,931	1,558,590	[2,3,4,8]
Any Hour, LLC	Delayed Draw	11.594%	SOFR	613	7/21/2027	USD	23,099,017	22,868,131	22,528,842	[2,3,4]
Any Hour, LLC	Delayed Draw	11.465%	SOFR	575	7/21/2027	USD	1,200,000	684,000	688,646	[2,3,4,8]
Any Hour, LLC	First Lien Term Loan	11.594%	SOFR	613	7/21/2027	USD	11,135,000	11,023,650	10,860,144	[2,3,4]
Any Hour, LLC	First Lien Term Loan	11.200%	SOFR	575	7/21/2027	USD	2,793,000	2,715,890	2,720,024	[2,3,4]
Any Hour, LLC	First Lien Term Loan	11.969%	SOFR	650	7/21/2027	USD	6,783,000	6,589,403	6,599,825	[2,3,4]
Any Hour, LLC	Revolver	0.500%			7/21/2027	USD	2,000,000	—	(49,368)[2,4,6]
Apex Service Partners, LLC	Delayed Draw	11.040%	SOFR	550	7/31/2025	USD	2,452,148	2,372,346	2,446,953	[2,3,4]
Apex Service Partners, LLC	Delayed Draw	10.790%	SOFR	525	7/31/2025	USD	15,009,416	14,971,893	14,977,614	[2,3,4]
Apex Service Partners, LLC	First Lien Term Loan	11.040%	SOFR	550	7/31/2025	USD	9,275,133	9,233,592	9,255,481	[2,3,4]
Apex Service Partners, LLC	First Lien Term Loan	10.790%	SOFR	525	7/31/2025	USD	7,660,690	7,641,538	7,644,458	[2,3,4]
Apex Service Partners, LLC	First Lien Term Loan	12.500%	PIK		7/31/2025	USD	10,363,565	10,210,223	10,363,565	[2,4,9,13]
Apex Service Partners, LLC	Revolver	10.007%	SOFR	525	7/31/2025	USD	2,000,000	1,250,000	1,245,762	[2,3,4,8]
Aptean, Inc.	First Lien Term Loan	9.666%	SOFR	425	4/23/2026	USD	3,786,944	3,728,795	3,775,791	[2,3]
Aptean, Inc.	First Lien Term Loan	10.816%	SOFR	550	4/23/2026	USD	8,478,750	8,323,097	8,309,175	[2,3,4]
AQ Carver Buyer, Inc.	First Lien Term Loan	11.033%	SOFR	550	8/2/2029	USD	30,000,000	29,403,856	29,400,000	[2,3,4]
Ardurra Group LLC	Revolver	0.500%			2/1/2029	USD	1,810,345	(54,310)	(49,183)[2,4,6]
Ardurra Group LLC	Delayed Draw	11.790%	SOFR	650	2/1/2030	USD	4,525,862	563,658	586,293	[2,3,4,8]
Armada Parent, Inc.	Delayed Draw	11.272%	SOFR	575	10/29/2027	USD	1,992,500	962,725	966,098	[2,3,4,5,8]
Armada Parent, Inc.	First Lien Term Loan	11.272%	SOFR	575	10/29/2027	USD	19,700,000	19,401,702	19,438,957	[2,3,4,5]
Armada Parent, Inc.	Revolver	11.114%	LIBOR	575	10/29/2027	USD	2,400,000	16,565	(15,136)[2,3,4,5,8]
Arrowhead Holdco Company	First Lien Term Loan	8.845%	EURIBOR	500	8/31/2028	EUR	14,925,000	14,622,191	14,360,564	[2,3,4,7]
Arrowhead Holdco Company	First Lien Term Loan	10.048%	SOFR	450	8/31/2028	USD	4,912,281	4,863,158	4,396,906	[2,3,4,5]
ATI Restoration, LLC	Delayed Draw	12.750%	SOFR	500	7/31/2026	USD	8,372,094	231,041	232,744	[2,3,4,5,8]
ATI Restoration, LLC	Revolver	12.750%	SOFR	500	7/31/2026	USD	627,906	69,938	69,593	[2,3,4,5,8]
Auxey Bidco Limited	First Lien Term Loan	11.310%	SOFR	600	6/29/2027	USD	30,000,000	29,113,413	29,107,314	[2,3,4]
AWP Group Holdings, Inc.	Revolver	10.990%	SOFR	550	12/22/2026	USD	5,239,628	2,035,850	2,017,257	[2,3,4,8]
AWP Group Holdings, Inc.	Delayed Draw	10.990%	SOFR	550	12/22/2027	USD	13,754,025	510,864	504,976	[2,3,4,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
AWP Group Holdings, Inc.	First Lien Term Loan	10.990%	SOFR	550	12/22/2027	USD	25,543,189	25,046,997	$25,047,107	[2,3,4]
AWT Merger Sub, Inc.	Delayed Draw	11.800%	SOFR	625	12/17/2026	USD	4,863,640	4,815,074	4,767,975	[2,3,4]
AWT Merger Sub, Inc.	First Lien Term Loan	11.800%	SOFR	625	12/17/2026	USD	6,267,857	6,205,179	6,144,572	[2,3,4]
AWT Merger Sub, Inc.	First Lien Term Loan	12.300%	SOFR	675	12/17/2026	USD	714,322	694,464	700,272	[2,3,4]
AWT Merger Sub, Inc.	Revolver	11.007%	LIBOR	600	12/17/2026	USD	1,071,429	139,918	121,783	[2,3,4,8]
BDO USA, P.C.	First Lien Term Loan	11.331%	SOFR	600	8/31/2028	USD	19,897,650	19,504,569	19,509,921	[2,3,4]
Beacon Mobility Corp.	Delayed Draw	11.674%	SOFR	560	5/22/2024	USD	20,712,222	20,170,661	20,211,349	[2,3,4]
Beacon Mobility Corp.	First Lien Term Loan	11.684%	SOFR	625	5/22/2024	USD	2,220,417	2,206,094	2,166,722	[2,3,4]
Beacon Mobility Corp.	Revolver	0.500%			5/22/2024	USD	1,000,000	(5,000)	(24,183)[2,4,6]
Blackbird Purchaser, Inc.	First Lien Term Loan	9.666%	SOFR	425	4/8/2026	USD	23,836,828	23,643,667	23,248,441	[2,3,4]
BlueHalo Global Holdings, LLC	First Lien Term Loan	12.040%	SOFR	650	10/31/2025	USD	17,849,080	17,738,218	17,485,417	[2,3,4]
BlueHalo Global Holdings, LLC	Revolver	12.059%	SOFR	650	10/31/2025	USD	1,285,714	374,118	347,922	[2,3,4,8]
BP Purchaser, LLC	First Lien Term Loan	11.167%	SOFR	550	12/10/2028	USD	12,912,500	12,701,535	12,739,702	[2,3,4]
British Engineering Services Holdco Limited	First Lien Term Loan	12.208%	SONIA	728	12/2/2027	GBP	396,237	527,940	475,639	[2,3,4,7]
British Engineering Services Holdco Limited	Revolver	12.208%	SONIA	728	12/2/2027	GBP	950,968	1,267,058	1,141,534	[2,3,4,7]
Cadence Engines Systems Acquisition, Inc.	Revolver	12.256%	SOFR	675	5/3/2028	USD	250,000	29,167	22,806	[2,3,4,8]
Cadence Engines Systems Acquisition, Inc.	First Lien Term Loan	12.216%	SOFR	685	5/3/2029	USD	2,081,667	2,022,029	2,028,704	[2,3,4]
Caldwell & Gregory LLC	Delayed Draw	11.152%	SOFR	550	12/5/2023	USD	14,873,750	14,650,687	14,868,953	[2,3,4]
Caldwell & Gregory LLC	First Lien Term Loan	11.152%	SOFR	550	12/5/2023	USD	14,768,674	14,756,950	14,763,911	[2,3,4]
CC WDW Borrower, Inc.	Delayed Draw	1.000%			1/27/2028	USD	1,631,196	(19,472)	(74,283)[2,4,6]
CC WDW Borrower, Inc.	First Lien Term Loan	12.269%	SOFR	675	1/27/2028	USD	3,237,923	3,150,373	3,090,471	[2,3,4]
CGI Parent, LLC	First Lien Term Loan	10.058%	SOFR	475	2/14/2028	USD	21,406,480	20,988,605	20,900,897	[2,3,4]
Citrin Cooperman Advisors, LLC	Delayed Draw	10.716%	SOFR	557	10/1/2027	USD	44,758,711	32,955,269	32,892,677	[2,3,4,5,8]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	11.216%	SOFR	625	10/1/2027	USD	8,094,863	7,897,841	7,942,973	[2,3,4,5]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	10.716%	SOFR	557	10/1/2027	USD	6,099,265	5,917,776	5,975,625	[2,3,4]
Cobham Holdings, Inc.	Revolver	0.500%			1/9/2028	USD	2,343,750	(70,313)	(58,745)[2,4,6]
Cobham Holdings, Inc.	First Lien Term Loan	12.140%	SOFR	675	1/9/2030	USD	22,599,609	21,966,092	22,010,028	[2,3,4]
Comar Holding Company, LLC	Delayed Draw	11.810%	SOFR	625	6/18/2024	USD	764,344	756,701	739,728	[2,3,4]
Comar Holding Company, LLC	First Lien Term Loan	11.310%	SOFR	575	6/18/2024	USD	4,859,419	4,848,170	4,690,735	[2,3,4]
Continental Acquisition Holdings, Inc.	Delayed Draw	12.040%	SOFR	650	1/20/2027	USD	2,638,643	2,585,862	2,399,386	[2,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Continental Acquisition Holdings, Inc.	First Lien Term Loan	12.040%	SOFR	650	1/20/2027	USD	7,156,696	7,063,925	$6,507,767	[2,3,4]
Coretrust Purchasing Group LLC	Delayed Draw	1.000%			9/30/2029	USD	4,511,278	(76,128)	(84,835)[2,4,6]
Coretrust Purchasing Group LLC	First Lien Term Loan	12.066%	SOFR	675	9/30/2029	USD	30,822,556	30,070,567	30,242,933	[2,3,4]
Coretrust Purchasing Group LLC	Revolver	0.500%			9/30/2029	USD	4,511,278	(211,466)	(333,258)[2,4,6]
CVL 3	First Lien Term Loan	9.084%	EURIBOR	515	12/21/2028	EUR	5,400,000	5,775,724	5,638,783	[2,3,4,7]
CVL 3	First Lien Term Loan	10.712%	SOFR	541	12/21/2028	USD	1,100,000	1,083,168	1,086,500	[2,3,4]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	10.165%	SOFR	463	3/25/2028	USD	2,573,851	2,499,052	2,490,184	[2,3,4]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	9.790%	SOFR	425	3/25/2028	USD	21,560,000	21,447,319	19,422,842	[2,3]
DMT Solutions Global Corporation	First Lien Term Loan	13.448%	SOFR	650	8/30/2027	USD	32,000,000	31,055,404	31,058,887	[2,3,4]
DTI Holdco, Inc.	Revolver	10.119%	PRIME	475	4/26/2027	USD	881,972	522,128	465,772	[2,3,4,5,8]
Dwyer Instruments, Inc.	Delayed Draw	1.000%			7/21/2027	USD	1,912,917	(19,129)	(34,748)[2,4,5,6]
Dwyer Instruments, Inc.	First Lien Term Loan	11.240%	SOFR	575	7/21/2027	USD	14,962,183	14,755,787	14,690,393	[2,3,4]
Dwyer Instruments, Inc.	Revolver	11.240%	SOFR	575	7/21/2027	USD	2,877,190	718,151	685,015	[2,3,4,5,8]
Easy Ice, LLC	First Lien Term Loan	10.772%	SOFR	525	12/31/2024	USD	10,228,231	10,159,604	10,103,981	[2,3,4]
Easy Ice, LLC	Delayed Draw	10.772%	SOFR	525	12/31/2025	USD	7,217,067	4,890,013	4,883,064	[2,3,4,8]
Easy Ice, LLC	First Lien Term Loan	10.772%	SOFR	525	12/31/2025	USD	794,283	788,871	784,635	[2,3,4]
Echo Global Logistics, Inc.	Second Lien Term Loan	13.416%	SOFR	810	11/23/2029	USD	8,000,000	7,888,000	7,491,178	[2,3,4]
EShipping LLC	First Lien Term Loan	10.431%	SOFR	500	11/5/2027	USD	3,490,773	3,437,352	3,508,227	[2,3,4]
Explorer Investor, Inc.	Delayed Draw	11.082%	SOFR	600	6/28/2029	USD	5,232,558	1,050,907	792,128	[2,3,4,8]
Explorer Investor, Inc.	First Lien Term Loan	11.140%	SOFR	575	6/28/2029	USD	24,519,767	23,221,838	23,307,131	[2,3,4]
FCG Acquisitions, Inc.	First Lien Term Loan	10.140%	SOFR	475	5/31/2028	USD	863,875	841,225	863,339	[2,35]
Flint OpCo, LLC	Revolver	0.500%			8/15/2029	USD	1,027,252	(25,681)	(25,198)[2,4,5,6]
Flint OpCo, LLC	Delayed Draw	1.000%			8/15/2030	USD	3,490,348	(43,629)	(41,967)[2,4,5,6]
Flint OpCo, LLC	First Lien Term Loan	10.665%	SOFR	525	8/15/2030	USD	8,289,580	8,084,106	8,086,238	[2,3,4,5]
Florida Marine, LLC.	First Lien Term Loan	13.439%	SOFR	800	3/17/2028	USD	12,887,112	12,552,292	12,691,789	[2,3,4]
Flow Control Solutions, Inc.	First Lien Term Loan	11.411%	LIBOR	525	3/31/2028	USD	1,262,846	1,226,546	1,228,508	[2,3,4,5]
Flow Control Solutions, Inc.	Revolver	11.268%	LIBOR	525	3/31/2028	USD	420,949	80,916	82,098	[2,3,4,5,8]
FLS Holding, Inc.	Revolver	0.500%			12/17/2027	USD	2,000,000	(40,000)	(18,278)[2,4,6]
FLS Holding, Inc.	Delayed Draw	10.789%	SOFR	525	12/17/2028	USD	4,975,000	4,875,500	4,929,533	[2,3,4]
FLS Holding, Inc.	First Lien Term Loan	10.789%	SOFR	525	12/17/2028	USD	22,885,000	22,511,154	22,675,853	[2,3,4]
Fortis Solutions Group, LLC	Revolver	0.500%			10/15/2027	USD	2,787,568	(88,962)	(249,551)[2,4,6]
Fortis Solutions Group, LLC	Delayed Draw	10.525%	SOFR	550	10/15/2028	USD	10,050,697	600,646	344,008	[2,3,4,8]
Fortis Solutions Group, LLC	Delayed Draw	10.842%	SOFR	550	10/15/2028	USD	10,027,787	316,955	321,888	[2,3,4,8]
Fortis Solutions Group, LLC	First Lien Term Loan	11.040%	SOFR	550	10/15/2028	USD	27,728,778	27,131,569	26,772,301	[2,3,4]
Gerson Lehrman Group, Inc.	First Lien Term Loan	10.790%	SOFR	525	12/5/2024	USD	63,836,364	63,470,988	63,836,364	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
GMES Intermediate Holdings, LLC	Delayed Draw	11.740%	SOFR	625	7/6/2029	USD	6,153,846	2,622,379	$2,669,199	[2,3,4,8]
GMES Intermediate Holdings, LLC	First Lien Term Loan	11.740%	SOFR	625	7/6/2029	USD	28,307,692	27,687,673	27,738,517	[2,3,4]
GMES Intermediate Holdings, LLC	Revolver	0.500%			7/6/2029	USD	4,102,564	(92,308)	(82,489)[2,4,6]
Graffiti Buyer, Inc.	Delayed Draw	10.990%	SOFR	550	8/10/2027	USD	5,033,067	3,416,833	3,347,514	[2,3,4,8]
Graffiti Buyer, Inc.	First Lien Term Loan	10.990%	SOFR	550	8/10/2027	USD	11,069,208	10,958,516	10,795,976	[2,3,4]
Graffiti Buyer, Inc.	Revolver	11.001%	SOFR	550	8/10/2027	USD	2,522,321	1,202,400	1,143,182	[2,3,4,8]
Groundworks, LLC	Revolver	0.500%			3/14/2029	USD	837,696	(25,131)	(20,220)[2,4,6]
Groundworks, LLC	Delayed Draw	11.798%	SOFR	650	3/14/2030	USD	2,617,801	715,728	739,199	[2,3,4,8]
Groundworks, LLC	First Lien Term Loan	11.808%	SOFR	650	3/14/2030	USD	14,345,550	13,936,601	13,979,801	[2,3,4]
GS Seer Group Borrower LLC	Revolver	0.500%			4/28/2029	USD	733,945	(22,018)	(19,070)[2,4,6]
GS Seer Group Borrower LLC	Delayed Draw	1.000%			4/28/2030	USD	2,752,294	(82,569)	(71,513)[2,4,6]
GS Seer Group Borrower LLC	First Lien Term Loan	12.140%	SOFR	675	4/28/2030	USD	6,513,761	6,325,764	6,344,513	[2,3,4]
Guidehouse, Inc.	First Lien Term Loan	11.666%	SOFR	625	10/16/2028	USD	24,811,304	24,373,381	24,778,640	[2,3,4]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	12.490%	ARR CSA	700	3/31/2030	USD	19,000,000	18,542,201	18,615,224	[2,3,4]
Highground Restoration Group, Inc.	Delayed Draw	10.947%	ARR CSA	550	11/17/2028	USD	15,000,000	14,850,000	14,936,840	[2,3,4]
Highground Restoration Group, Inc.	First Lien Term Loan	10.933%	ARR CSA	550	11/17/2028	USD	11,976,263	11,748,610	11,805,372	[2,3,4]
Highground Restoration Group, Inc.	First Lien Term Loan	10.939%	ARR CSA	550	11/17/2028	USD	19,893,684	19,536,301	19,609,818	[2,3,4]
HPS Business Services	First Lien Term Loan	13.500%	SOFR	800	11/2/2025	USD	4,021,875	4,021,833	4,021,875	[2,3,4,5]
HPS Business Services	Delayed Draw	1.000%			11/6/2028	USD	357,715	(13,723)	(12,299)[2,4,5,6]
HPS Business Services	First Lien Term Loan	10.769%	SOFR	525	11/6/2028	USD	998,535	962,339	964,204	[2,3,4,5]
HPS Industrials	First Lien Term Loan	11.288%	LIBOR	575	7/25/2025	USD	9,688,529	9,653,577	9,688,529	[2,3,4,5]
HPS Industrials	First Lien Term Loan	12.170%	SOFR	675	10/15/2026	USD	18,288,558	17,978,460	18,395,373	[2,3,4,5]
HPS Industrials	First Lien Term Loan	12.170%	SOFR	675	10/15/2026	USD	541,729	546,620	544,893	[2,3,4,5]
HPS Industrials	Delayed Draw	1.000%			7/1/2027	USD	795,333	(31,500)	(28,337)[2,4,5,6]
HPS Industrials	First Lien Term Loan	12.290%	SOFR	675	7/1/2027	USD	3,871,028	3,729,479	3,733,107	[2,3,4,5]
HPS Industrials	First Lien Term Loan	12.666%	SOFR	725	8/16/2028	USD	3,535,469	3,431,248	3,433,514	[2,3,4]
HPS Industrials	First Lien Term Loan	11.619%	SOFR	625	8/4/2029	USD	2,179,291	2,136,476	2,139,711	[2,3,4]
HPS Industrials	First Lien Term Loan	12.140%	SOFR	675	1/9/2030	USD	2,128,848	2,086,945	2,090,185	[2,3,4]
HSI Halo Acquisition, Inc.	Revolver	11.272%	SOFR	575	9/2/2025	USD	1,050,000	1,039,500	1,034,612	[2,3,4,5]
HSI Halo Acquisition, Inc.	First Lien Term Loan	11.824%	SOFR	575	8/31/2026	USD	441,167	431,240	431,240	[2,3,4,5]
iCIMS, Inc.	Delayed Draw	1.000%			8/18/2028	USD	1,211,383	(9,475)	(9,475)[2,4,6]
iCIMS, Inc.	First Lien Term Loan	12.633%	SOFR	725	8/18/2028	USD	10,000,000	9,844,666	9,903,595	[2,3,4]
iCIMS, Inc.	First Lien Term Loan	12.633% PIK	SOFR	725	8/18/2028	USD	25,900,992	25,562,292	25,708,640	[2,3,4,9]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
iCIMS, Inc.	Revolver	12.140%	SOFR	675	8/18/2028	USD	2,394,650	362,899	$377,869	[2,3,4,8]
ID Images Acquisition	First Lien Term Loan	11.669%	SOFR	635	7/30/2026	USD	14,340,472	14,107,300	14,308,649	[2,3,4]
Individual FoodService	Revolver	11.682%	SOFR	625	11/22/2024	USD	1,379,797	139,988	139,988	[2,3,4,8]
Individual FoodService	Delayed Draw	11.666%	SOFR	625	11/22/2025	USD	3,213,847	3,200,670	3,200,670	[2,3,4]
Individual FoodService	First Lien Term Loan	11.769%	SOFR	625	11/22/2025	USD	2,454,959	2,444,894	2,444,894	[2,3,4]
Infogain Corporation	First Lien Term Loan	11.166%	SOFR	575	7/30/2028	USD	19,800,000	19,460,001	19,800,000	[2,3,4]
Jade Bidco Limited	First Lien Term Loan	8.971%	EURIBOR	525	12/3/2026	EUR	538,430	645,613	562,353	[2,3,4,7]
Jade Bidco Limited	First Lien Term Loan	10.315%	SOFR	525	12/3/2026	USD	3,375,128	3,319,017	3,334,383	[2,3,4]
Jade Bidco Limited	First Lien Term Loan	10.315%	SOFR	525	2/16/2029	USD	20,000,000	19,561,825	19,758,553	[2,3,4]
Jade Bidco Limited	First Lien Term Loan	8.971%	EURIBOR	525	2/16/2029	EUR	2,750,000	2,976,642	2,872,186	[2,3,4,7]
KENG Acquisition, Inc.	Delayed Draw	11.640%	SOFR	625	8/7/2029	USD	9,072,581	1,446,623	1,469,586	[2,3,4,8]
KENG Acquisition, Inc.	First Lien Term Loan	11.640%	SOFR	625	8/7/2029	USD	11,975,806	11,799,211	11,951,628	[2,3,4]
KENG Acquisition, Inc.	Revolver	11.640%	SOFR	625	8/7/2029	USD	3,266,129	313,911	356,309	[2,3,4,8]
Kings Buyer, LLC	First Lien Term Loan	12.750%	SOFR	650	10/29/2027	USD	5,950,957	5,861,917	5,861,693	[2,3,4,5]
Kings Buyer, LLC	Revolver	0.500%			10/29/2027	USD	201,719	(3,026)	(3,026)[2,4,5,6]
Komline-Sanderson Group, Inc.	Delayed Draw	1.000%			3/17/2026	USD	4,687,500	(48,781)	(146,733)[2,4,6]
Komline-Sanderson Group, Inc.	Delayed Draw	11.843%	SOFR	600	3/17/2026	USD	9,214,717	9,118,791	8,926,268	[2,3,4]
Komline-Sanderson Group, Inc.	First Lien Term Loan	11.921%	SOFR	600	3/17/2026	USD	1,882,536	1,868,504	1,823,607	[2,3,4]
Komline-Sanderson Group, Inc.	First Lien Term Loan	11.582%	SOFR	600	3/17/2026	USD	8,456,174	8,391,255	8,191,470	[2,3,4]
Komline-Sanderson Group, Inc.	Revolver	13.250%	BASE	500	3/17/2026	USD	2,343,750	781,250	707,883	[2,3,4,8]
KPSKY Acquisition, Inc.	Delayed Draw	10.877%	SOFR	550	10/19/2028	USD	6,471,071	4,912,754	5,027,321	[2,3,4]
KPSKY Acquisition, Inc.	First Lien Term Loan	10.969%	SOFR	550	10/19/2028	USD	12,950,421	12,743,641	12,708,681	[2,3,4]
Kriv Acquisition, Inc.	First Lien Term Loan	11.929%	SOFR	650	8/31/2027	USD	2,100,000	2,039,585	2,041,554	[2,3,4]
Lav Gear Holdings, Inc.	Delayed Draw	11.790%	SOFR	625	10/31/2024	USD	6,982,500	6,773,025	6,982,500	[2,3,4]
Lav Gear Holdings, Inc.	Delayed Draw	11.769%	SOFR	625	10/31/2024	USD	14,962,500	14,513,625	14,962,500	[2,3,4]
Lav Gear Holdings, Inc.	First Lien Term Loan	11.549%	SOFR	603	10/31/2024	USD	5,319,181	5,232,973	5,319,181	[2,3,4]
Lav Gear Holdings, Inc.	First Lien Term Loan	11.040%	SOFR	550	10/31/2024	USD	233,275	232,154	233,275	[2,3,4]
Lereta, LLC	First Lien Term Loan	10.431%	SOFR	500	7/30/2028	USD	18,176,250	17,994,488	16,969,937	[2,3]
Liberty Purchaser, LLC	Revolver	0.500%			11/22/2028	USD	133,183	—	(3,995)[2,4,6]
Liberty Purchaser, LLC	Delayed Draw	12.022%	SOFR	650	11/22/2029	USD	318,934	278,780	272,074	[2,3,4,8]
Liberty Purchaser, LLC	First Lien Term Loan	12.022%	SOFR	650	11/22/2029	USD	1,139,647	1,108,316	1,105,458	[2,3,4]
Lightbeam Bidco, Inc.	Revolver	11.713%	SOFR	625	5/4/2029	USD	934,761	124,635	109,342	[2,3,4,5,8]
Lightbeam Bidco, Inc.	Delayed Draw	1.000%			5/4/2030	USD	1,168,451	(11,685)	(7,866)[2,4,5,6]
Lightbeam Bidco, Inc.	First Lien Term Loan	11.717%	SOFR	625	5/4/2030	USD	7,711,775	7,562,519	7,585,611	[2,3,4,5]
Lithium Technologies, LLC	First Lien Term Loan	13.360%	SOFR	800	1/3/2024	USD	9,220,336	9,216,917	9,038,977	[2,3,4]
LJ Avalon Holdings, LLC	Revolver	0.500%			2/1/2029	USD	1,034,483	(31,034)	(28,104)[2,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
LJ Avalon Holdings, LLC	Delayed Draw	11.790%	SOFR	650	2/1/2030	USD	2,586,207	322,091	$335,025	[2,3,4,8]
LJ Avalon Holdings, LLC	First Lien Term Loan	11.766%	SOFR	625	2/1/2030	USD	17,499,246	17,006,237	17,023,833	[2,3,4]
Lynx Franchising, LLC	First Lien Term Loan	12.471%	LIBOR	675	12/18/2026	USD	4,949,239	4,882,770	4,894,080	[2,3,4]
Majco LLC	Revolver	0.500%	SOFR	450	12/23/2027	USD	1,666,667	—	(53,676)[2,4,6]
Majco LLC	Delayed Draw	9.897%	SOFR	450	12/23/2028	USD	9,275,958	6,909,317	6,683,810	[2,3,4,8]
Majco LLC	First Lien Term Loan	9.897%	SOFR	450	12/23/2028	USD	8,887,500	8,798,625	8,601,272	[2,3,4]
Management Consulting & Research, LLC	Revolver	11.603%	SOFR	600	8/16/2027	USD	2,195,341	908,009	940,860	[2,3,4,8]
Management Consulting & Research, LLC	Delayed Draw	11.617%	SOFR	600	10/29/2027	USD	5,192,591	4,240,151	4,290,513	[2,3,4,8]
Marcone Yellowstone Buyer, Inc.	Delayed Draw	11.790%	ARR CSA	625	6/23/2028	USD	6,967,008	6,892,358	6,899,843	[2,3,4]
Marcone Yellowstone Buyer, Inc.	First Lien Term Loan	11.790%	ARR CSA	625	6/23/2028	USD	21,640,152	21,423,750	21,268,758	[2,3,4]
MEI Buyer, LLC	Delayed Draw	1.000%			6/29/2029	USD	2,079,379	(31,191)	(27,609)[2,4,5,6]
MEI Buyer, LLC	First Lien Term Loan	11.816%	SOFR	650	6/29/2029	USD	13,196,260	12,809,051	12,822,754	[2,3,4,5]
MEI Buyer, LLC	Revolver	0.500%			6/29/2029	USD	2,287,317	(68,620)	(64,740)[2,4,5,6]
Modigent, LLC	Revolver	11.650%	BASE	500	8/23/2027	USD	155,530	47,955	47,955	[2,3,4,5,8]
Modigent, LLC	Delayed Draw	11.395%	SOFR	625	8/23/2028	USD	3,632,656	1,093,543	1,107,960	[2,3,4,5,8]
Monarch Landscape Holdings, LLC	Delayed Draw	1.000%			3/31/2028	USD	3,252,271	(32,523)	(26,893)[2,4,5,6]
Monarch Landscape Holdings, LLC	First Lien Term Loan	11.140%	SOFR	575	3/31/2028	USD	4,209,368	4,127,817	4,132,394	[2,3,4,5]
Motion & Control Enterprises LLC	Delayed Draw	11.026%	SOFR	550	6/1/2028	USD	1,640,833	1,591,599	1,616,787	[2,3,4,5]
Motion & Control Enterprises LLC	First Lien Term Loan	11.060%	SOFR	550	6/1/2028	USD	1,799,491	1,750,157	1,768,608	[2,3,4,5]
Motion & Control Enterprises LLC	Revolver	0.500%			6/1/2028	USD	1,410,566	—	(24,208)[2,4,5,6]
North Star Acquisitionco LLC	Delayed Draw	1.000%			5/3/2029	USD	1,831,999	(36,640)	(12,333)[2,4,5,6]
North Star Acquisitionco LLC	First Lien Term Loan	11.390%	SOFR	600	5/3/2029	USD	20,151,984	19,767,036	19,822,299	[2,3,4,5]
North Star Acquisitionco LLC	Revolver	0.500%			5/3/2029	USD	2,198,398	(43,968)	(35,966)[2,4,5,6]
Northstar Recycling, Inc.	First Lien Term Loan	10.190%	SOFR	480	10/1/2027	USD	11,163,750	10,810,915	11,005,743	[2,3,4]
Northstar Recycling, Inc.	Revolver	0.500%			10/1/2027	USD	2,000,000	—	(28,307)[2,4,6]
Omni Intermediate Holdings, LLC	Revolver	12.500%	PRIME	500	12/30/2025	USD	2,253,521	557,746	459,163	[2,3,4,8]
Omni Intermediate Holdings, LLC	Delayed Draw	10.416%	SOFR	500	12/30/2026	USD	14,607,366	10,696,738	10,305,175	[2,3,4,5]
Omni Intermediate Holdings, LLC	First Lien Term Loan	10.416%	SOFR	500	12/30/2026	USD	45,549,995	44,907,524	43,443,481	[2,3,4,5]
Orion Group FM Holdings, LLC	Delayed Draw	1.000%			6/30/2029	USD	1,970,276	(24,628)	(20,979)[2,4,5,6]
Orion Group FM Holdings, LLC	First Lien Term Loan	11.877%	SOFR	625	6/30/2029	USD	1,050,813	1,025,017	1,026,465	[2,3,4,5]
Orion Group FM Holdings, LLC	Revolver	11.659%	SOFR	625	6/30/2029	USD	1,000	335	337	[2,3,4,5,8]
P20 Parent, Inc.	First Lien Term Loan	12.890%	SOFR	750	7/12/2028	USD	34,737,500	34,141,444	34,228,422	[2,3,4]
Panda Acquisition LLC	First Lien Term Loan	11.740%	SOFR	625	10/18/2028	USD	15,800,000	12,976,591	13,001,854	[2,3,4]
PCX Holding Corp.	Delayed Draw	11.790%	SOFR	625	4/22/2027	USD	3,073,789	3,038,438	3,023,810	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
PCX Holding Corp.	Delayed Draw	11.822%	SOFR	625	4/22/2027	USD	3,094,102	3,016,753	$3,043,793	[2,3,4]
PCX Holding Corp.	First Lien Term Loan	11.790%	SOFR	625	4/22/2027	USD	6,125,000	6,063,750	6,025,410	[2,3,4]
PCX Holding Corp.	Revolver	11.790%	SOFR	625	4/22/2027	USD	625,000	187,500	177,338	[2,3,4,8]
Pele Buyer LLC	First Lien Term Loan	10.527%	SOFR	550	6/18/2024	USD	9,590,012	9,528,029	9,435,044	[2,3,4]
People Corporation	Delayed Draw	11.443%	CDOR	600	2/18/2028	CAD	5,120,041	(1,229,412)	(1,201,235)[2,3,4,5,7,8]
Pinstripe Holdings LLC	Delayed Draw	11.009%	SOFR	550	12/23/2027	USD	3,171,429	2,139,762	2,143,271	[2,3,4,8]
Pinstripe Holdings LLC	First Lien Term Loan	11.172%	SOFR	550	12/23/2027	USD	14,071,429	13,726,444	13,735,212	[2,3,4]
Pinstripe Holdings LLC	Revolver	0.500%			12/23/2027	USD	2,539,683	(253,968)	(251,374)[2,4,6]
Planet US Buyer LLC	Revolver	0.500%			2/1/2028	USD	814,815	—	(9,426)[2,4,6]
Planet US Buyer LLC	First Lien Term Loan	12.119%	SOFR	675	2/1/2030	USD	10,159,722	9,873,239	10,074,810	[2,3,4]
Polyphase Elevator Holding Company	Delayed Draw	10.990%	SOFR	550	6/23/2027	USD	3,355,223	3,334,812	2,927,496	[2,3,4]
Polyphase Elevator Holding Company	First Lien Term Loan	10.990%	SOFR	550	6/23/2027	USD	9,824,561	9,709,627	8,572,119	[2,3,4]
Potter Electric Signal Company, LLC	Delayed Draw	1.000%			12/19/2025	USD	1,588,734	—	(19,300)[2,4,5,6]
Potter Electric Signal Company, LLC	First Lien Term Loan	10.138%	SOFR	475	12/19/2025	USD	1,056,475	1,034,274	1,043,641	[2,3,4,5]
Potter Electric Signal Company, LLC	Revolver	0.500%			12/19/2025	USD	637,591	—	(7,745)[2,4,5,6]
Pregis TopCo LLC	Second Lien Term Loan	13.166%	SOFR	775	8/1/2027	USD	5,000,000	4,931,101	5,000,000	[2,3,4]
Prime Buyer, LLC	First Lien Term Loan	10.666%	SOFR	525	12/22/2026	USD	13,785,628	13,647,772	13,605,721	[2,3,4]
Process Insights	Delayed Draw	1.000%			7/18/2029	USD	1,620,679	(20,258)	(17,256)[2,4,5,6]
Process Insights	First Lien Term Loan	11.629%	SOFR	625	7/18/2029	USD	9,237,871	9,011,036	9,023,820	[2,3,4,5]
Process Insights	Revolver	0.500%			7/18/2029	USD	1,620,679	(40,517)	(37,553)[2,4,5,6]
PT Intermediate Holdings III, LLC	Delayed Draw	11.515%	SOFR	598	11/1/2028	USD	23,676,908	21,927,337	21,484,360	[2,3,4]
PT Intermediate Holdings III, LLC	First Lien Term Loan	11.515%	SOFR	598	11/1/2028	USD	2,452,650	2,438,338	2,379,071	[2,3,4]
PT Intermediate Holdings III, LLC	First Lien Term Loan	11.890%	SOFR	650	11/1/2028	USD	3,463,584	3,411,314	3,422,305	[2,3,4]
R1 Holdings LLC	Delayed Draw	11.717%	SOFR	625	12/29/2028	USD	3,504,605	1,002,873	1,049,938	[2,3,4,8]
R1 Holdings LLC	First Lien Term Loan	11.717%	SOFR	625	12/29/2028	USD	13,708,889	13,334,076	13,624,848	[2,3,4]
R1 Holdings LLC	Revolver	11.717%	SOFR	625	12/29/2028	USD	2,714,932	536,199	601,004	[2,3,4,8]
Radwell Parent, LLC	Revolver	12.140%	SOFR	675	4/1/2028	USD	3,270,130	654,026	588,738	[2,3,4,8]
Radwell Parent, LLC	Delayed Draw	1.000%			4/1/2029	USD	7,303,400	(109,551)	(152,443)[2,4,6]
Radwell Parent, LLC	First Lien Term Loan	12.140%	SOFR	675	4/1/2029	USD	29,639,460	29,656,514	29,650,276	[2,3,4]
Radwell Parent, LLC	First Lien Term Loan	12.015%	SOFR	653	4/1/2029	USD	54,227,547	53,605,436	53,095,659	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
RCS Industrials	First Lien Term Loan	10.540%	SOFR	500	1/31/2025	USD	1,357,609	1,347,527	$1,344,521	[2,3,4,5]
RCS Industrials	Revolver	0.500%			1/31/2025	USD	285,714	—	(2,754)[2,4,5,6]
Rocket Bidco Limited	Delayed Draw	10.436%	SONIA	525	9/15/2027	GBP	13,639,922	17,411,526	16,438,588	[2,3,4,5,7]
RPM Intermediate Holdings, Inc. .	Delayed Draw	1.000%			9/11/2028	USD	2,678,571	(36,830)	(36,830)[2,4,6]
RPM Intermediate Holdings, Inc. .	First Lien Term Loan	10.931%	SOFR	708	9/11/2028	USD	9,821,429	9,553,711	9,551,339	[2,3,4]
RQM Buyer, Inc.	Delayed Draw	11.515%	SOFR	575	8/12/2026	USD	9,339,844	4,605,469	4,624,311	[2,3,4,8]
RQM Buyer, Inc.	First Lien Term Loan	11.402%	SOFR	575	8/12/2026	USD	19,957,031	19,827,949	19,897,133	[2,3,4]
RQM Buyer, Inc.	First Lien Term Loan	11.515%	SOFR	575	8/12/2026	USD	8,675,152	8,565,626	8,650,374	[2,3,4]
S4T Holdings Corp.	Delayed Draw	11.434%	SOFR	600	12/27/2026	USD	4,537,909	4,469,840	4,494,161	[2,3,4]
S4T Holdings Corp.	First Lien Term Loan	11.434%	SOFR	600	12/27/2026	USD	15,196,970	15,033,432	15,050,463	[2,3,4]
Safety Products Holdings, LLC	First Lien Term Loan	11.572%	SOFR	600	12/15/2026	USD	9,927,273	9,755,226	9,537,866	[2,3,4]
Seacor Holdings, Inc.	First Lien Term Loan	12.170%	SOFR	675	10/15/2026	USD	4,265,750	4,179,072	4,290,664	[2,3,4]
SEI Holding I Corporation	Delayed Draw	12.140%	SOFR	675	3/24/2028	USD	2,331,646	1,221,898	1,254,786	[2,3,4,8]
SEI Holding I Corporation	First Lien Term Loan	12.140%	SOFR	675	3/24/2028	USD	16,146,767	15,698,362	15,756,679	[2,3,4]
SEI Holding I Corporation	Revolver	0.500%			3/24/2028	USD	1,439,535	—	(34,778)[2,4,6]
Seko Global Logistics Network, LLC	Revolver	12.000%	PRIME	400	12/30/2026	USD	64,717	9,708	8,467	[2,3,4,8]
Seko Worldwide, LLC	First Lien Term Loan	8.886%	EURIBOR	475	12/30/2026	EUR	10,464,289	11,707,240	10,850,734	[2,3,4,7]
Seko Worldwide, LLC	First Lien Term Loan	10.467%	SOFR	475	12/30/2026	USD	9,898,477	9,737,369	9,708,743	[2,3,4]
Shermco Intermediate Holdings, Inc.	Delayed Draw	10.953%	SOFR	550	3/6/2025	USD	776,293	84,029	84,283	[2,3,4,5,8]
Shermco Intermediate Holdings, Inc.	First Lien Term Loan	10.953%	SOFR	550	6/5/2026	USD	1,409,297	1,374,807	1,374,525	[2,3,4,5]
Sonny’s Enterprises, LLC	Revolver	0.500%			8/5/2025	USD	640,244	—	—	[2,4,6]
Sonny’s Enterprises, LLC	First Lien Term Loan	12.270%	SOFR	675	8/5/2026	USD	6,664,940	6,514,389	6,507,384	[2,3,4]
Sonny’s Enterprises, LLC	Revolver	0.500%			8/5/2027	USD	1,221,756	—	—	[2,4,6]
Sonny’s Enterprises, LLC	Delayed Draw	1.000%			8/5/2028	USD	1,409,719	(27,826)	(35,243)[2,4,6]
Sonny’s Enterprises, LLC	First Lien Term Loan	12.270%	SOFR	675	8/5/2028	USD	6,469,124	6,348,238	6,316,198	[2,3,4]
Spartronics LLC	First Lien Term Loan	11.670%	SOFR	625	12/31/2025	USD	11,654,855	11,567,443	11,470,026	[2,3,4]
Spartronics LLC	Revolver	11.910%	SOFR	625	12/31/2025	USD	4,007,350	2,908,231	2,844,874	[2,3,4,8]
Speedstar Holding LLC	First Lien Term Loan	12.822%	SOFR	725	1/22/2027	USD	10,215,993	10,113,833	10,031,745	[2,3,4]
Standard Elevator Systems	First Lien Term Loan	11.453%	SOFR	575	12/2/2027	USD	9,850,000	9,697,811	8,880,792	[2,3,4]
Stats Intermediate Holdings, LLC	First Lien Term Loan	10.888%	SOFR	525	7/10/2026	USD	3,757,570	3,700,937	3,550,903	[2,3]
System Planning and Analysis, Inc.	First Lien Term Loan	11.487%	SOFR	600	8/16/2027	USD	15,075,090	14,629,121	15,075,090	[2,3,4]
Tank Holding Corp.	Delayed Draw	1.000%			3/31/2028	USD	1,499,400	(22,491)	(22,491)[2,4,6]
Tank Holding Corp.	First Lien Term Loan	11.166%	SOFR	575	3/31/2028	USD	62,587,389	61,556,089	60,499,839	[2,3,4]
Tank Holding Corp.	First Lien Term Loan	11.420%	SOFR	600	3/31/2028	USD	3,489,854	3,390,684	3,390,684	[2,3,4]
Tank Holding Corp.	Revolver	11.166%	SOFR	575	3/31/2028	USD	1,780,415	1,543,027	1,483,642	[2,3,4,8]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
TecoStar Holdings, Inc.	First Lien Term Loan	13.277%	LIBOR	850	7/7/2029	USD	35,209,146	34,350,693	$34,328,917	[2,3,4]
Texas Hydraulics, Inc.	First Lien Term Loan	11.916%	SOFR	650	12/22/2026	USD	8,682,087	8,555,567	8,682,087	[2,3,4]
The Arcticom Group, LLC	Delayed Draw	12.295%	SOFR	675	12/22/2027	USD	18,829,763	8,423,356	8,531,001	[2,3,4,8]
The Arcticom Group, LLC	First Lien Term Loan	12.152%	SOFR	625	12/22/2027	USD	37,942,886	37,005,553	37,006,717	[2,3,4]
The Arcticom Group, LLC	Revolver	11.934%	SOFR	625	12/22/2027	USD	2,000,000	1,857,052	1,806,817	[2,3,4,8]
The Vertex Companies, Inc.	Revolver	11.666%	SOFR	625	8/31/2026	USD	1,304,348	417,391	408,030	[2,3,4,8]
The Vertex Companies, Inc.	Delayed Draw	11.674%	SOFR	625	8/31/2027	USD	3,887,727	3,829,474	3,801,510	[2,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	11.666%	SOFR	625	8/31/2027	USD	9,586,957	9,443,152	9,374,349	[2,3,4]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	10.283%	EURIBOR	650	12/1/2027	EUR	11,592,475	13,169,918	11,653,609	[2,3,4,7]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	12.072%	SOFR	650	12/1/2027	USD	17,999,229	17,999,229	17,192,247	[2,3,4]
Time Manufacturing Acquisition, LLC	Revolver	12.072%	SOFR	650	12/1/2027	USD	3,013,699	1,639,840	1,508,719	[2,3,4,8]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	10.169%	SOFR	475	12/15/2028	USD	23,403,846	23,305,766	23,403,846	[2,3,4]
Titan Group Holdco, LLC	Delayed Draw	10.040%	SOFR	450	8/12/2027	USD	5,474,418	5,399,968	5,284,385	[2,3,4]
Titan Group Holdco, LLC	First Lien Term Loan	10.040%	SOFR	450	8/12/2027	USD	8,596,875	8,510,906	8,298,453	[2,3,4]
Titan Group Holdco, LLC	Revolver	0.500%			8/12/2027	USD	2,500,000	—	(86,782)[2,4,6]
TPC Wire & Cable Corp.	First Lien Term Loan	10.927%	LIBOR	550	2/16/2027	USD	1,246,875	1,217,064	1,217,829	[2,3,4,5]
Transtar Holding Company	Delayed Draw	1.000%			1/22/2027	USD	1,448,276	(14,483)	(26,120)[2,4,6]
Trident Maritime Systems, Inc.	First Lien Term Loan	10.990%	SOFR	560	2/26/2027	USD	16,313,782	16,121,405	16,001,079	[2,3,4]
Trident Maritime Systems, Inc.	Revolver	10.924%	SOFR	560	2/26/2027	USD	1,666,667	1,662,778	1,634,720	[2,3,4]
Trilon Group LLC	Delayed Draw	12.072%	SOFR	525	5/15/2029	USD	5,214,286	5,057,857	5,153,036	[2,3,4,5]
Trilon Group LLC	First Lien Term Loan	12.015%	SOFR	650	5/15/2029	USD	4,773,750	4,635,579	4,648,255	[2,3,4,5]
Trilon Group LLC	Delayed Draw	1.000%			5/27/2029	USD	39,660,256	(198,301)	(198,301)[2,4,6]
Trilon Group LLC	First Lien Term Loan	11.798%	SOFR	525	5/27/2029	USD	20,108,974	19,507,684	19,505,705	[2,3,4]
Trystar, Inc.	First Lien Term Loan	10.541%	SOFR	550	9/28/2027	USD	7,783,766	7,783,766	7,624,830	[2,3,4]
Ubeo, LLC	First Lien Term Loan	11.041%	SOFR	550	4/3/2026	USD	22,680,631	22,351,546	22,363,418	[2,3,4]
Ubeo, LLC	Revolver	11.041%	SOFR	550	4/3/2026	USD	2,319,369	243,534	245,885	[2,3,4,8]
USRP Holdings, Inc.	First Lien Term Loan	11.290%	SOFR	575	7/23/2027	USD	23,145,307	22,564,899	22,775,685	[2,3,4]
USRP Holdings, Inc.	Revolver	0.500%			7/23/2027	USD	3,790,774	(37,908)	(60,537)[2,4,6]
Utac Ceram	First Lien Term Loan	10.872% PIK	EURIBOR	690	9/28/2027	EUR	1,300,000	1,567,713	1,316,307	[2,3,4,7,9,13]
Valcourt Holdings II, LLC	First Lien Term Loan	10.790%	SOFR	525	1/7/2027	USD	18,880,524	18,696,679	18,880,524	[2,3,4]
VRC Companies, LLC	Delayed Draw	11.126%	SOFR	575	6/29/2027	USD	4,713,869	4,369,217	4,431,400	[2,3,4,8]
VRC Companies, LLC	First Lien Term Loan	11.126%	SOFR	575	6/29/2027	USD	3,883,687	3,836,535	3,870,615	[2,3,4]
VRC Companies, LLC	First Lien Term Loan	11.131%	SOFR	550	6/29/2027	USD	19,427,126	19,189,932	19,361,738	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
VRC Companies, LLC	Revolver	10.750%	LIBOR	450	6/29/2027	USD	565,646	113,129	$111,225	[2,3,4,8]
VSG Acquisition Corp.	Delayed Draw	11.265%	SOFR	550	4/11/2028	USD	8,156,342	2,352,684	2,336,330	[2,3,4,5,8]
VSG Acquisition Corp.	First Lien Term Loan	11.265%	SOFR	550	4/11/2028	USD	17,325,000	17,111,967	17,031,139	[2,3,4,5]
VSG Acquisition Corp.	Revolver	11.153%	SOFR	550	4/11/2028	USD	2,333,333	227,486	187,923	[2,3,4,5,8]
VSTG Acquisition Corp.	First Lien Term Loan	10.666%	SOFR	525	7/13/2029	USD	29,775,000	28,930,758	29,649,204	[2,3,4]
Watlow Electric Manufacturing Company	First Lien Term Loan	10.627%	ARR CSA	500	3/2/2028	USD	29,850,000	28,274,959	29,906,118	[2,3]
								2,383,971,816	2,367,273,785

Materials — 3.0%
ADG Acquisition, LLC	First Lien Term Loan	12.948%	SOFR	750	4/11/2028	USD	7,500,000	7,366,179	7,401,769	[2,3,4]
Alpine Acquisition Corp.	First Lien Term Loan	11.180%	SOFR	575	11/30/2026	USD	50,513,632	49,980,479	49,312,350	[2,3,4]
Alpine Acquisition Corp.	First Lien Term Loan	11.430%	SOFR	600	11/30/2026	USD	2,475,000	2,396,179	2,433,765	[2,3,4]
Alpine Acquisition Corp.	Revolver	11.180%	SOFR	575	11/30/2026	USD	475,868	190,347	179,030	[2,3,4,8]
ASP Unifrax Holdings, Inc.	First Lien Term Loan	9.290%	SOFR	375	12/14/2025	USD	74,031,007	71,992,450	69,268,963	[2,3]
Berlin Packaging LLC	Second Lien Term Loan	12.140%	SOFR	675	12/28/2029	USD	5,100,000	3,208,342	3,208,983	[2,3,4,8]
Berlin Packaging LLC	Second Lien Term Loan	11.222%	EURIBOR	725	12/28/2029	EUR	13,068,750	14,538,050	13,358,516	[2,3,4,7]
Consolidated Label Co.	First Lien Term Loan	10.416%	SOFR	500	7/15/2026	USD	16,571,423	16,405,708	16,120,826	[2,3,4]
Consolidated Label Co.	Revolver	0.500%			7/15/2026	USD	1,917,802	(13,393)	(52,147)[2,4,6]
Cyxtera Equipment Leases	First Lien Term Loan	8.250%			1/1/2024	USD	568,839	568,839	564,923	[2,4,5]
ENS Holdings III Corp.	First Lien Term Loan	10.240%	SOFR	475	12/31/2025	USD	5,631,825	5,603,665	5,506,929	[2,3,4,5]
Indigo Buyer, Inc.	Delayed Draw	11.393%	SOFR	575	5/23/2028	USD	5,000,000	4,900,000	4,928,229	[2,3,4,5]
Indigo Buyer, Inc.	First Lien Term Loan	11.727%	SOFR	625	5/23/2028	USD	12,967,500	12,754,263	12,781,363	[2,3,4,5]
Indigo Buyer, Inc.	Revolver	11.727%	SOFR	625	5/23/2028	USD	2,000,000	293,333	304,625	[2,3,4,5,8]
Kensing, LLC	First Lien Term Loan	12.029%	SOFR	675	11/30/2026	USD	3,541,048	3,437,911	3,439,004	[2,3,4]
Nelipak Holding Company	First Lien Term Loan	9.769%	SOFR	425	7/2/2026	USD	24,742,268	24,511,912	24,742,268	[2,3,4]
New ILC Dover, Inc.	Revolver	12.000%	PRIME	400	2/2/2026	USD	1,265,038	657,820	632,937	[2,3,4,5,8]
Oliver Packaging, LLC	First Lien Term Loan	10.540%	SOFR	500	7/6/2028	USD	8,664,683	8,536,307	8,664,683	[2,3,4]
Oliver Packaging, LLC	Revolver	10.451%	SOFR	500	7/6/2028	USD	1,269,841	866,667	888,889	[2,3,4,8]
Olympic Buyer, Inc.	First Lien Term Loan	9.666%	SOFR	435	6/30/2028	USD	26,101,601	25,701,241	25,700,758	[2,3,4]
Olympic Buyer, Inc.	Revolver	9.666%	SOFR	435	6/30/2028	USD	2,352,941	392,157	356,023	[2,3,4,8]
Optimum Group	First Lien Term Loan	9.622%	EURIBOR	565	6/16/2028	EUR	12,701,000	14,321,291	12,981,518	[2,3,4,7]
Oscar AcquisitionCo, LLC	First Lien Term Loan	9.990%	SOFR	450	4/29/2029	USD	20,000,000	19,413,911	19,884,000	[2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials (Continued)
Rohrer Corporation	First Lien Term Loan	10.116%	LIBOR	500	3/15/2027	USD	11,847,736	11,738,891	$11,377,057	[2,3,4,5]
Santa Cruz Holdco, Inc.	First Lien Term Loan	12.240%	SOFR	675	12/13/2025	USD	5,923,681	5,857,591	5,879,263	[2,3,4]
SintecMedia NYC, Inc.	First Lien Term Loan	12.207%	SOFR	700	6/21/2029	USD	22,881,356	22,215,730	22,259,185	[2,3,4]
SintecMedia NYC, Inc.	Revolver	0.500%			6/21/2029	USD	2,118,644	(63,559)	(57,608)[2,4,6]
StarCompliance Intermediate, LLC	First Lien Term Loan	12.240%	SOFR	675	1/12/2027	USD	1,575,000	1,558,389	1,537,946	[2,3,4]
Sunland Asphalt & Construction, LLC	Delayed Draw	1.000%			6/16/2028	USD	4,453,125	(77,408)	(104,115)[2,4,6]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	12.890% PIK	SOFR	750	6/16/2028	USD	10,559,868	10,253,137	10,308,432	[2,3,4,8,9,13]
SureWerx Purchaser III, Inc.	Revolver	12.066%	SOFR	675	12/28/2028	USD	1,000,000	587,500	572,845	[2,3,4,8]
SureWerx Purchaser III, Inc.	Delayed Draw	1.000%			12/28/2029	USD	1,875,000	(37,500)	(13,375)[2,4,6]
SureWerx Purchaser III, Inc.	First Lien Term Loan	12.140%	SOFR	675	12/28/2029	USD	9,102,188	8,847,994	8,968,795	[2,3,4]
Tangent Technologies Acquisition, LLC	Second Lien Term Loan	13.735%	SOFR	875	5/30/2028	USD	2,500,000	2,500,000	2,482,811	[2,3,4]
Technimark Holdings, LLC	Second Lien Term Loan	12.402%	SOFR	675	7/9/2029	USD	15,000,000	14,710,929	14,557,407	[2,3,4]
Tilley Chemical Co., Inc.	Delayed Draw	11.548%	SOFR	600	12/31/2026	USD	5,266,667	5,214,000	5,220,119	[2,3,4]
Tilley Chemical Co., Inc.	First Lien Term Loan	11.548%	SOFR	600	12/31/2026	USD	20,308,449	20,105,365	20,112,665	[2,3,4]
Tilley Chemical Co., Inc.	Revolver	0.500%			12/31/2026	USD	2,555,556	—	(24,637)[2,4,6]
USALCO, LLC	First Lien Term Loan	11.431%	SOFR	600	10/19/2027	USD	24,625,000	24,378,750	24,559,661	[2,3,4]
V Global Holdings LLC	Revolver	11.179%	SOFR	575	12/22/2025	USD	13,733,274	4,553,664	4,111,375	[2,3,4,5,8]
								420,367,131	414,356,030

Real Estate — 1.2%
Associations, Inc.	Delayed Draw	12.063% PIK	SOFR	650	7/2/2027	USD	4,047,302	4,007,974	3,970,941	[2,3,4,9,13]
Associations, Inc.	Delayed Draw	12.030% PIK	SOFR	650	7/2/2027	USD	25,140,792	19,324,126	19,099,789	[2,3,4,8,9,13]
Associations, Inc.	Delayed Draw	12.054% PIK	SOFR	650	7/2/2027	USD	15,098,887	11,457,198	11,474,013	[2,3,4,8,9,13]
Associations, Inc.	First Lien Term Loan	12.030% PIK	SOFR	650	7/2/2027	USD	21,742,822	21,532,150	21,332,595	[2,3,4,9,13]
CRS TH Holdings Corp	Delayed Draw	10.166%	SOFR	475	12/1/2027	USD	6,324,152	6,260,911	6,223,861	[2,3,4]
CRS TH Holdings Corp	First Lien Term Loan	10.166%	SOFR	475	12/1/2027	USD	14,190,678	14,048,771	13,965,636	[2,3,4]
CRS TH Holdings Corp	Revolver	0.500%			12/1/2027	USD	4,237,288	—	(67,197)[2,4,6]
Eagleview Technology	Second Lien Term Loan	13.040%	SOFR	750	8/14/2026	USD	3,659,574	3,605,209	3,616,376	[2,3,4]
MRI Software LLC	First Lien Term Loan	10.990%	SOFR	550	2/10/2026	USD	26,863,980	26,754,866	26,681,840	[2,3,4]
MRI Software LLC	First Lien Term Loan	10.842%	SOFR	550	2/10/2026	USD	22,843,588	22,618,051	22,688,707	[2,3,4]
MRI Software LLC	First Lien Term Loan	11.327%	SOFR	550	2/10/2026	USD	13,919,325	13,782,245	13,824,951	[2,3,4]
MRI Software LLC	Revolver	0.500%			2/10/2026	USD	6,494,333	(42,205)	(45,915)[2,4,6]
Royal Property Company	First Lien Term Loan	10.640%	SOFR	525	2/2/2029	USD	20,000,000	19,630,930	19,640,142	[2,3,4]
								162,980,226	162,405,739
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology — 18.6%
1WS Intermediate, Inc.	Delayed Draw	10.469%	SOFR	475	7/8/2025	USD	142,788	141,488	$141,483	[2,3,4]
1WS Intermediate, Inc.	First Lien Term Loan	10.413%	SOFR	475	7/8/2025	USD	10,602,449	10,550,153	10,505,552	[2,3,4]
Abracon Group Holdings, LLC	Delayed Draw	11.182%	SOFR	575	7/6/2028	USD	4,569,231	1,695,042	1,679,570	[2,3,4,8]
Abracon Group Holdings, LLC	First Lien Term Loan	11.211%	SOFR	575	7/6/2028	USD	37,560,462	36,886,189	37,104,186	[2,3,4]
Abracon Group Holdings, LLC	Revolver	11.174%	SOFR	575	7/6/2028	USD	2,596,154	2,544,231	2,564,616	[2,3,4]
Acquia, Inc.	First Lien Term Loan	12.337%	SOFR	700	10/31/2025	USD	2,031,627	1,998,923	2,027,323	[2,3,4]
Acquia, Inc.	Revolver	12.559%	SOFR	700	10/31/2025	USD	301,938	147,826	148,406	[2,3,4,8]
ACS	First Lien Term Loan	9.681%	SOFR	425	10/9/2026	USD	3,850,153	3,793,100	3,837,748	[2,3,4]
ACS	Second Lien Term Loan	13.681%	SOFR	825	10/9/2027	USD	6,876,457	6,800,816	6,700,186	[2,3,4]
Affinipay Midco, LLC	Delayed Draw	1.000%			6/9/2028	USD	4,640,884	(46,409)	92,818	[2,4,6]
Affinipay Midco, LLC	First Lien Term Loan	10.645%	SOFR	575	6/9/2028	USD	32,817,680	32,261,907	33,362,453	[2,3,4]
Affinipay Midco, LLC	Revolver	0.500%			6/9/2028	USD	2,209,945	—	36,685	[2,4,6]
Afiniti, Inc.	First Lien Term Loan	11.250% PIK			6/13/2024	USD	20,724,327	20,585,294	20,206,006	[2,4,5,9,13]
AG-Twin Brook Technology	First Lien Term Loan	10.902%	SOFR	525	10/29/2026	USD	8,825,000	8,732,782	8,770,200	[2,3,4,5]
AG-Twin Brook Technology	First Lien Term Loan	12.072%	SOFR	650	10/5/2027	USD	24,725,000	24,355,602	24,194,767	[2,3,4,5]
AIDC Intermediate Co2, LLC	First Lien Term Loan	11.746%	SOFR	640	7/22/2027	USD	54,725,000	54,165,780	55,173,745	[2,3,4]
Anaplan, Inc.	First Lien Term Loan	11.816%	SOFR	650	6/21/2029	USD	25,000,000	24,875,000	25,000,000	[2,3,4]
ANS Midco 3 Limited	First Lien Term Loan	13.242% PIK	SONIA	806	9/8/2027	GBP	12,471,644	16,799,345	13,597,379	[2,3,4,7,9,13]
Appfire Technologies, LLC	Delayed Draw	11.072%	SOFR	550	3/9/2027	USD	8,558,377	1,787,689	1,873,273	[2,3,4,8]
Appfire Technologies, LLC	First Lien Term Loan	11.019%	SOFR	550	3/9/2027	USD	20,218,620	20,043,020	20,307,582	[2,3,4]
Appfire Technologies, LLC	Revolver	0.500%			3/9/2027	USD	980,000	—	4,312	[2,4,6]
Applied Technical Services LLC	Delayed Draw	11.540%	SOFR	600	12/29/2026	USD	8,989,432	8,070,890	8,249,757	[2,3,4,8]
Applied Technical Services LLC	First Lien Term Loan	11.540%	SOFR	600	12/29/2026	USD	7,380,682	7,271,817	7,256,781	[2,3,4]
Applied Technical Services LLC	Revolver	13.250%	PRIME	475	12/29/2026	USD	909,091	363,636	348,673	[2,3,4,8]
Apryse Software Corp.	Delayed Draw	1.000%			7/15/2027	USD	1,625,000	(20,313)	(10,054)[2,4,6]
Apryse Software Corp.	First Lien Term Loan	10.816%	SOFR	550	7/15/2027	USD	20,160,289	19,847,682	19,672,763	[2,3,4]
Apryse Software Corp.	First Lien Term Loan	11.316%	SOFR	600	7/15/2027	USD	3,366,563	3,288,817	3,320,322	[2,3,4]
AQA Acquisition Holding, Inc.	Second Lien Term Loan	12.969%	SOFR	760	3/3/2029	USD	5,259,615	5,154,252	5,094,373	[2,3,4]
Arcstor Midco, LLC	First Lien Term Loan	13.166% PIK	SOFR	775	3/16/2027	USD	15,566,691	15,170,018	5,841,340	[2,3,4,8,9,13]
Arcstor Midco, LLC	First Lien Term Loan	13.416% PIK	SOFR	800	3/16/2027	USD	795,586	652,171	661,504	[2,3,4,8,9,13]
ASG II, LLC	Delayed Draw	11.769%	SOFR	625	5/25/2028	USD	4,608,695	2,198,717	2,305,730	[2,3,4,8]
ASG II, LLC	First Lien Term Loan	11.769%	SOFR	625	5/25/2028	USD	30,724,638	30,209,223	30,724,638	[2,3,4]
ATP Intermediate, Inc.	First Lien Term Loan	13.520%	SOFR	798	6/16/2025	USD	7,923,740	7,882,501	7,820,217	[2,3,4]
Avalara, Inc.	First Lien Term Loan	12.640%	SOFR	725	10/19/2028	USD	33,636,364	32,981,148	33,483,311	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Avalara, Inc.	Revolver	0.500%			10/19/2028	USD	3,363,637	(4,773)	$(15,305)[2,4,6]
AVI—SPL	First Lien Term Loan	10.265%	SOFR	450	3/10/2027	USD	2,264,716	2,242,284	2,241,747	[2,3,4]
Benefit Street Technology	Revolver	10.681%	SOFR	525	10/1/2026	USD	2,666,667	640,000	629,726	[2,3,4,5,8]
Benefit Street Technology	First Lien Term Loan	10.929%	SOFR	550	10/1/2027	USD	24,625,000	24,258,514	24,283,878	[2,3,4,5]
Benefit Street Technology	First Lien Term Loan	11.584%	SOFR	625	5/2/2028	USD	27,718,892	27,260,062	27,284,129	[2,3,4]
Beta Plus Technologies, Inc.	Revolver	11.250%	PRIME	325	7/1/2027	USD	6,700,000	1,916,757	1,953,414	[2,3,4,8]
Beta Plus Technologies, Inc.	First Lien Term Loan	11.140%	SOFR	575	7/1/2029	USD	49,625,000	46,759,812	49,241,150	[2,3,4]
BetterCloud, Inc.	First Lien Term Loan	12.672% PIK	SOFR	725	6/30/2028	USD	43,388,058	42,024,645	41,209,459	[2,3,4,8,9,13]
BetterCloud, Inc.	Revolver	0.500%			6/30/2028	USD	6,313,721	(126,274)	(219,168)[2,4,6]
Bigtime Software, Inc.	First Lien Term Loan	11.622%	SOFR	625	6/30/2028	USD	15,517,241	15,246,618	15,229,939	[2,3,4]
Bigtime Software, Inc.	Revolver	0.500%			6/30/2028	USD	2,327,586	(46,552)	(43,095)[2,4,6]
Bigtime Software, Inc.	Delayed Draw	1.000%			8/31/2028	USD	4,680,000	(46,800)	(39,780)[2,4,6]
Bigtime Software, Inc.	First Lien Term Loan	11.028%	SOFR	625	8/31/2028	USD	3,120,000	3,059,189	3,062,233	[2,3,4]
Bluefin Holding, LLC	First Lien Term Loan	12.722%	SOFR	725	9/12/2029	USD	34,134,615	33,286,213	33,281,250	[2,3,4]
Bluefin Holding, LLC	Revolver	0.500%			9/12/2029	USD	3,365,385	(84,135)	(84,135)[2,4,6]
Bluesight, Inc.	First Lien Term Loan	12.566%	SOFR	725	7/17/2029	USD	13,800,000	13,395,228	13,406,850	[2,3,4]
Bluesight, Inc.	Revolver	0.500%			7/17/2029	USD	1,200,000	(36,000)	(34,187)[2,4,6]
Bounteous, Inc.	Delayed Draw	10.648%	SOFR	525	8/2/2027	USD	17,447,900	8,457,973	8,345,098	[2,3,4,8]
Bounteous, Inc. .	First Lien Term Loan	10.648%	SOFR	525	8/2/2027	USD	21,331,000	20,864,671	20,716,297	[2,3,4]
Bounteous, Inc. .	Revolver	10.595%	SOFR	525	8/2/2027	USD	1,800,000	1,363,371	1,340,129	[2,3,4,8]
Bullhorn, Inc.	Delayed Draw	11.240%	SOFR	575	9/30/2026	USD	519,677	515,907	515,907	[2,3,4]
Bullhorn, Inc.	First Lien Term Loan	11.640%	SOFR	625	9/30/2026	USD	14,962,500	14,787,820	14,808,045	[2,3,4]
Bullhorn, Inc.	First Lien Term Loan	11.240%	SOFR	575	9/30/2026	USD	6,220,292	6,177,085	6,177,085	[2,3,4]
Bullhorn, Inc.	Revolver	0.500%			9/30/2026	USD	320,464	(2,403)	(2,403)[2,4,6]
BusinesSolver.com, Inc.	Delayed Draw	10.990%	SOFR	550	12/1/2027	USD	4,375,973	365,081	372,510	[2,3,4,8]
BusinesSolver.com, Inc.	First Lien Term Loan	10.990%	SOFR	550	12/1/2027	USD	16,060,768	16,010,196	16,060,768	[2,3,4]
CAI Software	First Lien Term Loan	9.924%	LIBOR	625	12/13/2028	USD	7,000,000	6,887,010	6,500,770	[2,3,4]
Captify Intermediate Holdings Corp.	Delayed Draw	13.682%	LIBOR	825	7/12/2026	USD	2,462,500	2,425,563	2,378,055	[2,3,4]
Captify Intermediate Holdings Corp.	First Lien Term Loan	13.700%	LIBOR	800	7/12/2026	USD	8,575,000	8,489,646	8,194,102	[2,3,4]
CEB Acquisitionco, LLC	First Lien Term Loan	11.020%	SOFR	550	12/21/2027	USD	4,968,750	4,896,605	4,784,550	[2,3,4]
Chase Intermediate, LLC	Delayed Draw	1.000%			8/31/2030	USD	45,000,000	(450,000)	(426,641)[2,4,6]
Chase Intermediate, LLC	Revolver	11.251%	SOFR	525	8/31/2030	USD	2,250,000	705,000	706,156	[2,3,4,8]
Cleo Communications Holding, LLC	First Lien Term Loan	11.934%	SOFR	650	6/7/2027	USD	12,860,000	12,731,400	12,559,331	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Cleo Communications Holding, LLC	Revolver	0.500%			6/7/2027	USD	2,140,000	(21,400)	$(50,034)[2,4,6]
Conservice Midco, LLC	Second Lien Term Loan	13.219%	SOFR	775	5/13/2028	USD	10,000,000	10,000,019	10,000,000	[2,3,4]
Corel Corporation	First Lien Term Loan	10.522%	SOFR	500	7/2/2026	USD	4,448,298	4,381,238	4,290,539	[2,3]
Coupa Holdings, LLC	Revolver	0.500%			2/27/2029	USD	1,659,449	—	(30,518)[2,4,6]
Coupa Holdings, LLC	Delayed Draw	1.000%			2/27/2030	USD	2,167,258	—	(18,149)[2,4,6]
Coupa Holdings, LLC	First Lien Term Loan	12.816%	SOFR	750	2/27/2030	USD	24,273,293	23,702,866	23,826,896	[2,3,4]
Cyara AcquisitionCo, LLC	First Lien Term Loan	12.070%	SOFR	675	6/28/2029	USD	23,382,363	22,757,681	22,814,903	[2,3,4]
Cyara AcquisitionCo, LLC	Revolver	0.500%			6/28/2029	USD	1,590,637	(43,743)	(38,603)[2,4,6]
DataLink, LLC	First Lien Term Loan	12.166%	SOFR	675	11/20/2026	USD	6,163,528	6,055,583	5,903,214	[2,3,4]
DataLink, LLC	Revolver	0.500%			11/20/2026	USD	846,774	—	(35,763)[2,4,6]
DCert Buyer, Inc.	Second Lien Term Loan	12.316%	SOFR	700	2/24/2029	USD	12,500,000	12,468,769	11,817,688	[2,3]
Denali Bidco, Ltd.	Delayed Draw	1.000%			8/29/2030	GBP	1,855,288	453,884	381,662	[2,4,6,7]
Denali Bidco, Ltd.	First Lien Term Loan	11.186%	SONIA	600	8/29/2030	GBP	5,343,228	6,567,571	6,360,866	[2,3,4,7]
Denali Bidco, Ltd.	First Lien Term Loan	9.858%	EURIBOR	600	8/29/2030	EUR	1,818,182	1,918,124	1,875,455	[2,3,4,7]
Dental Care Alliance, LLC	Delayed Draw	11.795%	SOFR	641	4/3/2028	USD	1,351,751	1,328,095	1,328,095	[2,3,4]
Dental Care Alliance, LLC	First Lien Term Loan	11.795%	SOFR	641	4/3/2028	USD	27,650,675	27,190,442	27,166,788	[2,3,4]
Diamondback Acquisition, Inc.	First Lien Term Loan	10.916%	SOFR	550	9/13/2028	USD	24,748,111	24,358,761	24,447,477	[2,3,4]
Diligent Corporation	First Lien Term Loan	11.269%	SOFR	575	8/4/2025	USD	4,301,000	4,258,009	4,280,241	[2,3,4]
Diligent Corporation	First Lien Term Loan	11.119%	SOFR	575	8/4/2025	USD	5,865,000	5,806,369	5,842,574	[2,3,4]
Diligent Corporation	Delayed Draw	11.269%	SOFR	575	8/24/2025	USD	875,888	860,152	871,660	[2,3,4]
Disco Parent, LLC	First Lien Term Loan	12.922%	SOFR	750	3/30/2029	USD	3,313,901	3,235,600	3,247,081	[2,3,4]
Disco Parent, LLC	Revolver	0.500%			3/30/2029	USD	331,390	(8,285)	(6,682)[2,4,6]
Dragon Bidco	First Lien Term Loan	10.222%	EURIBOR	625	4/27/2028	EUR	9,300,000	9,526,597	9,712,225	[2,3,4,7]
ESG Investments, Inc.	Revolver	0.500%			9/11/2027	USD	2,142,857	(21,429)	(63,639)[2,4,6]
ESG Investments, Inc.	Delayed Draw	10.290%	SOFR	475	3/11/2028	USD	8,025,000	4,194,844	4,036,670	[2,3,4,8]
ESG Investments, Inc.	First Lien Term Loan	10.290%	SOFR	475	3/11/2028	USD	15,341,518	15,188,103	14,885,899	[2,3,4]
FBF Investments Limited	First Lien Term Loan	13.890%	SOFR	850	12/29/2025	USD	7,000,000	6,928,451	6,934,153	[2,3,4]
Finastra USA, Inc.	First Lien Term Loan	12.713%	SOFR	725	9/13/2029	USD	112,996,935	110,749,081	110,736,996	[2,3,4,5]
Finastra USA, Inc.	Revolver	12.578%	SOFR	725	9/13/2029	USD	10,781,825	434,684	434,684	[2,3,4,8]
FSS Buyer LLC	Revolver	0.500%			8/31/2027	USD	1,610,390	—	(8,770)[2,4,6]
FSS Buyer LLC	First Lien Term Loan	11.166%	SOFR	575	8/31/2028	USD	27,044,950	26,673,914	26,897,663	[2,3,4]
Gainsight, Inc.	First Lien Term Loan	11.575% PIK	LIBOR	675	7/30/2027	USD	23,316,389	23,058,530	22,864,784	[2,3,4,9,13]
Gainsight, Inc.	Revolver	12.269% PIK	LIBOR	675	7/30/2027	USD	2,645,517	1,295,517	1,244,277	[2,3,4,8,9,13]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Gigamon, Inc.	First Lien Term Loan	11.208%	SOFR	575	3/9/2029	USD	24,935,482	24,394,969	$24,381,914	[2,3,4]
Goldcup 25952 AB	First Lien Term Loan	9.520%	STIBOR	550	8/18/2027	SEK	11,250,000	1,265,825	955,758	[2,3,4,5,7]
GovBrands Intermediate, Inc.	Delayed Draw	11.040%	SOFR	550	8/4/2027	USD	2,832,682	1,902,607	1,594,575	[2,3,4,8]
GovBrands Intermediate, Inc.	First Lien Term Loan	11.040%	SOFR	550	8/4/2027	USD	8,563,470	8,477,835	7,559,393	[2,3,4]
GovBrands Intermediate, Inc.	Revolver	11.040%	SOFR	550	8/4/2027	USD	917,000	315,856	208,336	[2,3,4,8]
GS Acquisitionco, Inc.	First Lien Term Loan	11.290%	SOFR	575	5/24/2024	USD	25,104,921	25,008,584	24,929,858	[2,3,4]
GS Acquisitionco, Inc.	Revolver	0.500%			5/24/2024	USD	690,589	—	—	[2,4,6]
GS Acquisitionco, Inc.	First Lien Term Loan	11.290%	SOFR	575	12/2/2026	USD	6,528,835	6,483,308	6,483,308	[2,3,4]
GS Acquisitionco, Inc.	Revolver	0.500%			12/2/2026	USD	437,327	—	—	[2,4,6]
GTCR F Buyer Corp.	Revolver	0.500%			9/6/2029	USD	1,000	(25)	(25)[2,4,5,6]
GTCR F Buyer Corp.	Delayed Draw	1.000%			9/6/2030	USD	486,533	(6,082)	(12,004)[2,4,5,6]
GTCR F Buyer Corp.	First Lien Term Loan	11.402%	SOFR	600	9/6/2030	USD	1,556,906	1,518,226	1,518,492	[2,3,4,5]
HCSS	First Lien Term Loan	10.816%	SOFR	550	11/15/2027	USD	19,900,000	19,593,981	19,598,387	[2,3,4]
Help Systems Holdings, Inc.	First Lien Term Loan	9.469%	SOFR	400	11/19/2026	USD	9,705,341	9,632,630	9,325,231	[2,3]
Help Systems Holdings, Inc.	Second Lien Term Loan	12.351%	SOFR	675	11/19/2027	USD	10,000,000	10,000,019	8,687,500	[2,3]
HotSchedules	First Lien Term Loan	12.166%	SOFR	675	7/9/2025	USD	1,960,000	1,938,277	1,863,460	[2,3,4]
HPS Technology	First Lien Term Loan	10.936%	SONIA	575	8/3/2025	GBP	14,442,519	19,216,960	17,095,116	[2,3,4,5,7]
HPS Technology	Delayed Draw	9.447%	BBSW	525	9/15/2027	AUD	2,737,949	1,839,639	1,738,865	[2,3,4,5,7]
HPS Technology	Delayed Draw	10.436%	SONIA	525	9/15/2027	GBP	20,744,922	20,722,425	20,123,229	[2,3,4,5,78]
HPS Technology	First Lien Term Loan	10.436%	SONIA	525	9/15/2027	GBP	7,523,888	9,883,435	9,067,655	[2,3,4,5,7]
HPS Technology	First Lien Term Loan	11.584%	SOFR	625	5/2/2028	USD	2,200,000	2,159,266	2,165,494	[2,3,4,5]
HPS Technology	First Lien Term Loan	12.640%	SOFR	725	10/19/2028	USD	2,272,727	2,227,346	2,263,950	[2,3,4,5]
HPS Technology	First Lien Term Loan	13.122%	SOFR	775	2/1/2029	USD	1,879,843	1,836,314	1,841,686	[2,3,4,5]
HPS Technology	First Lien Term Loan	12.685%	SOFR	700	8/4/2029	USD	2,016,129	1,956,673	1,959,314	[2,3,4]
HPS Technology	Revolver	0.500%			8/4/2029	USD	250,000	(7,500)	(7,045)[2,4,6]
Hyland Software, Inc.	Revolver	0.500%			9/19/2029	USD	2,745,701	(41,186)	(41,186)[2,4,5,6]
Hyland Software, Inc.	First Lien Term Loan	11.327%	LIBOR	350	9/19/2030	USD	58,159,299	57,286,910	57,286,910	[2,3,4,5]
IG Investment Holdings, LLC	First Lien Term Loan	11.469%	SOFR	600	9/22/2028	USD	49,500,888	48,324,967	48,832,970	[2,3,4]
IG Investment Holdings, LLC	Revolver	13.250%	BASE	500	9/22/2028	USD	722,543	108,382	92,892	[2,3,4,8]
Imagine Acquisitionco, Inc.	Delayed Draw	1.000%			11/16/2027	USD	1,607,717	(8,039)	(43,716)[2,4,6]
Imagine Acquisitionco, Inc.	First Lien Term Loan	10.722%	SOFR	525	11/16/2027	USD	7,126,206	7,054,944	6,932,436	[2,3,4]
Imagine Acquisitionco, Inc.	Revolver	0.500%			11/16/2027	USD	1,157,556	(11,576)	(31,475)[2,4,6]
Infinite Bidco LLC	First Lien Term Loan	11.271%	SOFR	625	3/2/2028	USD	16,900,000	16,437,120	16,504,563	[2,3,4]
Invicti Intermediate 2, LLC	Revolver	0.500%			11/16/2027	USD	1,090,909	(21,818)	(15,987)[2,4,5,6]
IQN Holding Corp.	Revolver	0.500%			5/2/2028	USD	1,540,107	(48,128)	(75,221)[2,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
IQN Holding Corp.	Delayed Draw	10.672%	SOFR	525	5/2/2029	USD	2,501,390	481,283	$481,283	[2,3,4,8]
IQN Holding Corp.	First Lien Term Loan	10.672%	SOFR	525	5/2/2029	USD	19,048,877	18,971,036	19,048,877	[2,3,4]
Ivanti Software, Inc.	Second Lien Term Loan	12.907%	SOFR	725	12/1/2028	USD	7,000,000	6,801,775	4,891,250	[2,3]
Jigsaw Bidco AS	First Lien Term Loan	12.380% PIK	LIBOR	800	5/3/2024	NOK	14,475,479	1,585,589	1,352,092	[2,3,4,5,7,9,13]
Kaseya, Inc.	Delayed Draw	11.369% PIK	SOFR	600	6/23/2029	USD	4,100,000	219,906	287,966	[2,3,4,8,9,13]
Kaseya, Inc.	First Lien Term Loan	11.369% PIK	SOFR	600	6/23/2029	USD	66,943,806	65,941,806	67,552,994	[2,3,4,9,13]
Kaseya, Inc.	Revolver	11.316% PIK	SOFR	600	6/23/2029	USD	4,100,000	1,029,489	1,029,489	[2,3,4,8,9,13]
Kona Buyer, LLC	First Lien Term Loan	10.065%	SOFR	475	12/11/2027	USD	18,465,711	18,310,473	18,371,029	[2,3,4]
LeadsOnline, LLC	First Lien Term Loan	11.580%	SOFR	625	2/7/2028	USD	15,058,816	14,687,572	14,689,427	[2,3,4]
LeadsOnline, LLC	Revolver	0.500%			2/7/2028	USD	1,176,470	(29,412)	(28,859)[2,4,6]
Litera Bidco LLC	First Lien Term Loan	11.416%	SOFR	600	5/29/2026	USD	10,618,729	10,556,440	10,618,729	[2,3,4]
Litera Bidco LLC	First Lien Term Loan	10.666%	SOFR	525	5/29/2026	USD	14,126,996	14,044,455	14,126,996	[2,3,4]
LMG Holdings, Inc.	First Lien Term Loan	12.040%	SOFR	650	4/30/2026	USD	4,620,000	4,573,800	4,606,006	[2,3,4]
LMG Holdings, Inc.	Revolver	0.500%			4/30/2026	USD	285,714	—	(812)[2,4,6]
LogicMonitor, Inc.	First Lien Term Loan	11.900%	SOFR	650	5/15/2025	USD	670,391	670,391	670,391	[2,3,4,5]
LogicMonitor, Inc.	First Lien Term Loan	11.900%	SOFR	650	5/15/2026	USD	27,937,889	27,937,889	27,937,889	[2,3,4,5]
Lytx, Inc.	Delayed Draw	12.166%	SOFR	675	2/28/2026	USD	5,203,010	5,007,897	5,020,478	[2,3,4]
Lytx, Inc.	First Lien Term Loan	12.166%	SOFR	675	2/28/2026	USD	14,796,990	14,283,464	14,277,883	[2,3,4]
MAG DS Corp.	First Lien Term Loan	10.990%	SOFR	550	4/1/2027	USD	8,310,604	8,045,409	7,870,872	[1,2,3]
Mandolin Technology Intermediate Holdings, Inc.	Second Lien Term Loan	12.040%	SOFR	650	7/30/2029	USD	20,500,000	20,365,000	20,189,972	[2,3,4]
ManTech International Corporation	Revolver	13.000%	BASE	475	9/14/2028	USD	6,744,017	421,941	421,179	[2,3,4,8]
ManTech International Corporation	Delayed Draw	11.078%	SOFR	575	9/14/2029	USD	13,379,260	4,581,594	4,858,009	[2,3,4,8]
ManTech International Corporation	First Lien Term Loan	11.119%	SOFR	575	9/14/2029	USD	54,465,147	53,486,358	54,465,147	[2,3,4]
Marlin DTC — LS Midco 2, LLC	First Lien Term Loan	12.022%	SOFR	650	7/1/2025	USD	21,543,594	21,157,284	21,316,457	[2,3,4]
Mercury Bidco LLC	Revolver	0.500%			5/31/2029	USD	2,040,816	(61,224)	(46,886)[2,4,6]
Mercury Bidco LLC	First Lien Term Loan	12.316%	SOFR	700	5/31/2030	USD	22,959,184	22,290,604	22,597,258	[2,3,4]
MGT Merger Target, LLC	Revolver	0.500%			4/10/2028	USD	3,103,448	(93,103)	(80,830)[2,4,6]
MGT Merger Target, LLC	Delayed Draw	1.000%			4/10/2029	USD	1,408,046	—	(15,466)[2,4,6]
MGT Merger Target, LLC	First Lien Term Loan	12.215%	SOFR	675	4/10/2029	USD	24,971,264	24,277,456	24,320,878	[2,3,4]
Mindbody, Inc.	First Lien Term Loan	12.519%	SOFR	700	2/14/2025	USD	7,003,041	6,876,117	6,909,191	[2,3,4]
Mindbody, Inc.	Revolver	0.500%			2/14/2025	USD	1,428,571	(15,714)	(19,145)[2,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	1.000%			6/9/2029	USD	10,415,858	(610)	$99,992	[2,4,6]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	10.298%	SOFR	500	6/9/2029	USD	36,456,127	36,058,593	36,645,699	[2,3,4]
Netwrix Corporation And Concept Searching, Inc.	Revolver	10.467%	SOFR	500	6/9/2029	USD	2,870,000	688,800	717,500	[2,3,4,8]
New Era Merger Sub, Inc.	Delayed Draw	11.790%	SOFR	625	10/31/2026	USD	13,433,585	13,178,597	13,211,931	[2,3,4]
New Era Merger Sub, Inc.	First Lien Term Loan	11.790%	SOFR	625	10/31/2026	USD	15,866,800	15,631,075	15,604,998	[2,3,4]
New Era Merger Sub, Inc.	Revolver	0.500%			10/31/2026	USD	376,426	—	(6,211)[2,4,6]
Newscycle Solutions, Inc.	Delayed Draw	12.490%	SOFR	700	12/29/2023	USD	343,276	327,742	338,246	[2,3,4]
Newscycle Solutions, Inc.	First Lien Term Loan	12.490%	SOFR	700	12/29/2023	USD	2,538,537	2,515,243	2,501,334	[2,3,4]
OEConnection LLC	Second Lien Term Loan	12.416%	SOFR	700	9/25/2027	USD	5,333,333	5,274,667	5,310,610	[2,3,4]
Options Technology Ltd.	First Lien Term Loan	10.290%	SOFR	475	12/26/2025	USD	9,823,260	9,707,577	9,467,488	[2,3,4]
Oranje Holdco, Inc.	First Lien Term Loan	13.122%	SOFR	775	2/1/2029	USD	13,036,444	12,731,718	12,771,827	[2,3,4]
Oranje Holdco, Inc.	Revolver	0.500%			2/1/2029	USD	1,629,556	(40,739)	(33,077)[2,4,6]
OSP Lakeside Intermediate Holdings, LLC	First Lien Term Loan	13.484%	LIBOR	805	7/31/2026	USD	7,205,227	7,133,504	7,154,553	[2,3,4]
PC Dreamscape Opco, Inc.	Delayed Draw	11.140%	SOFR	575	4/25/2028	USD	6,546,053	3,175,164	3,179,685	[2,3,4,8]
PC Dreamscape Opco, Inc.	First Lien Term Loan	11.140%	SOFR	575	4/25/2028	USD	11,984,211	11,786,945	11,747,286	[2,3,4]
PC Dreamscape Opco, Inc.	Revolver	0.500%			4/25/2028	USD	1,315,789	—	(26,013)[2,4,6]
PCS Software, Inc.	First Lien Term Loan	11.540%	SOFR	600	7/1/2024	USD	5,196,555	5,175,893	5,192,320	[2,3,4]
PCS Software, Inc.	Revolver	0.500%			7/1/2024	USD	363,714	—	(296)[2,4,6]
PDI TA Holdings, Inc.	First Lien Term Loan	9.976%	SOFR	450	10/24/2024	USD	9,760,692	9,729,298	9,534,443	[2,3,4]
PDQ	Delayed Draw	10.240%	SOFR	475	8/27/2027	USD	7,284,706	7,093,292	7,276,577	[2,3,4]
PDQ	First Lien Term Loan	10.240%	SOFR	475	8/27/2027	USD	10,634,118	10,498,951	10,622,251	[2,3,4]
PDQ	Revolver	0.500%			8/27/2027	USD	1,764,706	(30,882)	(1,969)[2,4,6]
Pegasus Global Enterprise Holdings, LLC	Delayed Draw	11.290%	SOFR	575	5/29/2025	USD	1,274,851	1,252,335	1,262,561	[2,3,4]
Pegasus Global Enterprise Holdings, LLC	First Lien Term Loan	11.290%	SOFR	575	5/29/2025	USD	2,719,911	2,708,165	2,693,690	[2,3,4]
Penn TRGRP Holdings LLC	Delayed Draw	1.000%			9/29/2030	USD	2,529,467	—	—	[2,4,6]
Penn TRGRP Holdings LLC	First Lien Term Loan	13.140%	SOFR	675	9/29/2030	USD	66,107,266	64,785,734	64,785,121	[2,3,4]
Penn TRGRP Holdings LLC	Revolver	0.500%			9/29/2030	USD	10,169,958	(203,399)	(203,399)[2,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Perforce Software, Inc.	First Lien Term Loan	9.181%	SOFR	375	7/1/2026	USD	1,172,852	1,155,075	$1,142,985	[2,3]
Polaris Newco, LLC	Second Lien Term Loan	14.772%	SOFR	925	6/4/2029	USD	13,473,100	13,043,004	13,473,100	[2,3,4]
ProcessUnity Holdings, LLC	Delayed Draw	12.140%	SOFR	675	9/24/2028	USD	1,000,000	987,500	977,595	[2,3,4]
ProcessUnity Holdings, LLC	First Lien Term Loan	12.140%	SOFR	675	9/24/2028	USD	2,250,000	2,195,603	2,199,589	[2,3,4]
ProcessUnity Holdings, LLC	First Lien Term Loan	12.066%	SOFR	675	9/24/2028	USD	5,000,000	4,919,810	4,887,975	[2,3,4]
ProcessUnity Holdings, LLC	Revolver	0.500%			9/24/2028	USD	1,000,000	—	(22,405)[2,4,6]
Project Leopard Holdings, Inc.	First Lien Term Loan	10.719%	SOFR	525	7/20/2029	USD	74,303,939	69,878,336	66,130,506	[1,2,3]
QF Holdings, Inc.	Delayed Draw	11.719%	SOFR	625	12/15/2027	USD	438,597	433,772	437,117	[2,3,4]
QF Holdings, Inc.	First Lien Term Loan	11.719%	SOFR	625	12/15/2027	USD	2,192,982	2,168,860	2,185,587	[2,3,4]
QF Holdings, Inc.	Revolver	11.719%	SOFR	625	12/15/2027	USD	263,158	94,883	96,264	[2,3,4,8]
Quantic Electronics, LLC	Delayed Draw	11.740%	SOFR	625	11/19/2026	USD	7,301,551	6,257,428	6,167,422	[2,3,4]
Quantic Electronics, LLC	First Lien Term Loan	11.740%	SOFR	625	11/19/2026	USD	8,989,406	8,886,106	8,767,512	[2,3,4]
Quantic Electronics, LLC	Revolver	11.740%	SOFR	625	11/19/2026	USD	928,397	918,308	905,481	[2,3,4]
Quest Software US Holdings, Inc.	First Lien Term Loan	13.019%	SOFR	750	2/1/2030	USD	20,000,000	19,700,000	13,855,000	[2,3]
Questel International	First Lien Term Loan	12.522% PIK	EURIBOR	855	12/17/2027	EUR	11,057,081	12,554,903	11,235,878	[2,3,4,7,9,13]
Quickbase, Inc.	Second Lien Term Loan	13.416%	SOFR	800	4/2/2027	USD	8,653,846	8,558,654	8,627,855	[2,3,4]
Rally Buyer, Inc.	Delayed Draw	10.865%	SOFR	550	7/19/2028	USD	6,360,541	1,325,416	1,366,916	[2,3,4,8]
Rally Buyer, Inc.	First Lien Term Loan	10.898%	SOFR	550	7/19/2028	USD	22,163,882	21,757,065	21,894,641	[2,3,4]
Rally Buyer, Inc.	Revolver	0.500%			7/19/2028	USD	3,182,180	(63,644)	(38,656)[2,4,6]
Ranger Buyer, Inc.	Revolver	0.500%			11/18/2027	USD	1,923,077	—	(33,004)[2,4,6]
Ranger Buyer, Inc.	First Lien Term Loan	10.916%	SOFR	550	11/18/2028	USD	22,788,462	22,560,577	22,397,360	[2,3,4]
RCS Technology	First Lien Term Loan	11.896%	SOFR	600	2/28/2025	USD	2,178,710	2,162,396	2,152,243	[2,3,4,5]
RCS Technology	Delayed Draw	10.666%	SOFR	525	2/3/2026	USD	339,792	338,089	338,220	[2,3,4,5]
RCS Technology	First Lien Term Loan	10.666%	SOFR	525	2/3/2026	USD	1,890,972	1,872,192	1,882,225	[2,3,4,5]
RCS Technology	Revolver	10.070%	SOFR	575	2/3/2026	USD	208,333	90,278	89,314	[2,3,4,5,8]
Recorded Future, Inc.	First Lien Term Loan	10.687%	SOFR	525	7/3/2025	USD	1,112,057	1,093,123	1,102,730	[2,3,4]
Recorded Future, Inc.	Revolver	0.500%			7/3/2025	USD	178,771	(1,966)	(1,499)[2,4,6]
Redwood Services Group, LLC	Delayed Draw	11.500%	SOFR	615	6/15/2029	USD	33,817,064	22,987,389	23,181,684	[2,3,4,8]
Redwood Services Group, LLC	First Lien Term Loan	11.500%	SOFR	615	6/15/2029	USD	40,290,489	39,585,818	39,887,585	[2,3,4]
Renaissance Holding Corp.	First Lien Term Loan	9.992%	SOFR	475	4/7/2030	USD	17,099,863	16,333,883	16,330,369	[2,3,4,5]
Revalize, Inc.	Delayed Draw	11.290%	SOFR	575	4/15/2027	USD	25,315,826	25,094,459	25,343,673	[2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Revalize, Inc.	Revolver	11.300%	SOFR	575	4/15/2027	USD	681,000	85,125	$85,874	[2,3,4,8]
Riskonnect Parent, LLC	Delayed Draw	1.000%			12/7/2028	USD	30,882,250	(44,118)	376,763	[2,4,6]
Riskonnect Parent, LLC	First Lien Term Loan	11.040%	SOFR	550	12/7/2028	USD	28,837,530	28,105,017	28,935,578	[2,3,4]
Rocket Software, Inc.	First Lien Term Loan	9.681%	SOFR	425	11/28/2025	USD	2,091,092	2,057,416	2,093,058	[2,3]
RPX Corporation	First Lien Term Loan	10.916%	SOFR	550	10/23/2025	USD	11,340,793	11,196,884	11,157,534	[2,3,4]
Safety Borrower Holdings	First Lien Term Loan	10.981%	LIBOR	525	9/1/2027	USD	9,194,915	9,111,360	9,073,996	[2,3,4]
Safety Borrower Holdings	Revolver	12.500%	PRIME	425	9/1/2027	USD	677,966	338,983	330,067	[2,3,4,8]
SailPoint Technologies, Inc.	Revolver	0.500%			8/16/2028	USD	603,840	(12,077)	—	[2,4,5,6]
Securonix, Inc.	First Lien Term Loan	11.768%	SOFR	650	4/1/2028	USD	12,711,865	12,529,909	12,302,471	[2,3,4]
Securonix, Inc.	Revolver	0.500%			4/1/2028	USD	2,288,135	(40,042)	(73,691)[2,4,6]
Seismic Software, Inc.	Delayed Draw	10.230%	SOFR	475	10/15/2026	USD	26,204,082	6,445,357	7,028,618	[2,3,4,5,8]
Seismic Software, Inc.	Revolver	0.500%			10/15/2026	USD	272,390	(5,448)	(3,309)[2,4,5,6]
SimpliSafe Holding Corporation	Delayed Draw	11.582%	SOFR	625	5/2/2028	USD	4,722,222	1,241,182	1,185,192	[2,3,4,8]
Sonar Acquisitionco, Inc.	First Lien Term Loan	10.829%	SOFR	550	7/7/2028	USD	20,406,250	20,055,913	20,209,523	[2,3,4,5]
Sonar Acquisitionco, Inc.	Revolver	0.500%			7/7/2028	USD	2,693,750	(53,875)	(25,969)[2,4,5,6]
SSCP Pegasus Bidco Ltd.	First Lien Term Loan	11.305%	SONIA	600	12/14/2027	GBP	3,613,000	4,948,228	4,408,248	[2,3,4,7]
Superman Holdings LLC	Delayed Draw	1.000%			8/31/2027	USD	190,476	(2,381)	(2,381)[2,4,6]
Superman Holdings LLC	First Lien Term Loan	11.515%	SOFR	613	8/31/2027	USD	805,476	786,821	786,821	[2,3,4]
Syntax Systems Ltd.	Revolver	11.166%	SOFR	575	10/29/2026	USD	1,980,198	1,308,855	1,242,457	[2,3,4,8]
Syntax Systems Ltd.	First Lien Term Loan	11.166%	SOFR	575	10/28/2028	USD	22,677,906	22,451,127	21,788,344	[2,3,4]
Syntax Systems Ltd.	Delayed Draw	1.000%			10/29/2028	USD	4,950,495	(49,505)	(194,188)[2,4,6]
Tamarack Intermediate, L.L.C.	First Lien Term Loan	11.305%	SOFR	575	3/11/2028	USD	18,291,797	17,996,563	18,291,797	[2,3,4]
Tamarack Intermediate, L.L.C.	Revolver	11.305%	SOFR	575	3/11/2028	USD	3,023,438	464,641	499,107	[2,3,4,8]
Thunder Purchase, Inc.	Revolver	11.290%	SOFR	575	6/30/2027	USD	1,371,868	903,963	887,248	[2,3,4,5,8,9]
TigerConnect, Inc.	Delayed Draw	12.272% PIK	SOFR	675	2/16/2028	USD	983,906	477,838	479,068	[2,3,4,8,9,13]
TigerConnect, Inc.	First Lien Term Loan	12.272% PIK	SOFR	675	2/16/2028	USD	13,125,000	12,913,466	12,965,561	[2,3,4,9,13]
TigerConnect, Inc.	Revolver	0.500%			2/16/2028	USD	1,875,000	(37,500)	—	[2,4,6]
Trackforce Acquireco, Inc.	First Lien Term Loan	11.467%	SOFR	600	6/23/2028	USD	18,053,004	17,746,183	17,607,384	[2,3,4,5]
Trackforce Acquireco, Inc.	Revolver	11.467%	SOFR	600	6/23/2028	USD	1,113,074	422,968	417,755	[2,3,4,5,8]
Tribute Technology Holdings, LLC	Revolver	11.990%	SOFR	650	10/30/2026	USD	4,882,979	2,408,936	2,284,230	[2,3,4,5,8]
Trintech, Inc.	First Lien Term Loan	11.820%	SOFR	650	7/25/2029	USD	42,452,488	41,204,846	41,246,546	[2,3,4]
Trintech, Inc.	Revolver	11.820%	SOFR	650	7/25/2029	USD	3,265,512	835,038	840,240	[2,3,4,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
U.S. Hospitality Publishers, Inc.	Delayed Draw	12.416%	SOFR	700	12/17/2025	USD	6,767,986	4,773,038	$4,925,881	[2,3,4,8]
U.S. Hospitality Publishers, Inc.	First Lien Term Loan	12.416%	SOFR	700	12/17/2025	USD	5,092,105	4,982,738	5,092,105	[2,3,4]
U.S. Hospitality Publishers, Inc.	Revolver	0.500%			12/17/2025	USD	526,316	—	—	[2,4,6]
User Zoom Technologies, Inc.	First Lien Term Loan	11.920%	SOFR	700	4/5/2029	USD	37,896,774	37,392,946	36,870,117	[2,3,4]
User Zoom Technologies, Inc.	First Lien Term Loan	12.420%	SOFR	750	4/5/2029	USD	9,500,000	9,236,844	9,252,163	[2,3,4]
Virgin Pulse, Inc.	Second Lien Term Loan	12.681%	SOFR	725	4/6/2029	USD	15,000,000	14,850,019	14,981,250	[2,3]
Vista Technology	Delayed Draw	1.000%			6/15/2029	USD	14,800,000	(148,000)	(148,000)[2,4,6]
Wilson Electronics Holdings, LLC	Delayed Draw	1.000%			5/17/2027	USD	9,226,000	—	(181,471)[2,4,6]
Wilson Electronics Holdings, LLC	First Lien Term Loan	12.353%	SOFR	703	5/17/2027	USD	27,175,368	26,861,154	26,608,138	[2,3,4]
WorkForce Software, LLC	First Lien Term Loan	12.672% PIK	SOFR	725	7/31/2025	USD	4,569,204	4,496,456	4,485,058	[2,3,4,9,13]
WorkForce Software, LLC	Revolver	0.500%			7/31/2025	USD	463,235	—	(9,692)[2,4,6]
Xactly Corporation	First Lien Term Loan	12.772%	SOFR	725	7/31/2025	USD	2,524,544	2,499,299	2,492,824	[2,3,4]
Xactly Corporation	First Lien Term Loan	12.772%	SOFR	725	2/3/2031	USD	29,000,000	28,565,000	28,635,625	[2,3,4]
Zendesk, Inc.	Delayed Draw	1.000%			11/22/2028	USD	461,957	(5,781)	(3,892)[2,4,5,6]
Zendesk, Inc.	First Lien Term Loan	12.150%	SOFR	650	11/22/2028	USD	1,863,995	1,842,092	1,848,291	[2,3,4,5]
								2,611,506,254	2,586,850,966

Utilities — 0.2%
EDPO, LLC	Delayed Draw	1.000%			12/8/2027	USD	713,333	(5,367)	(14,031)[2,4,5,6]
Hamilton Projects Acquiror, LLC	First Lien Term Loan	9.931%	SOFR	450	6/17/2027	USD	3,651,332	3,383,918	3,641,437	[2,3]
Water Holdings Acquisition, LLC	Delayed Draw	10.740%	SOFR	525	12/18/2026	USD	8,211,884	482,665	442,907	[2,3,4,8]
Water Holdings Acquisition, LLC	First Lien Term Loan	10.740%	SOFR	525	12/18/2026	USD	26,948,571	26,534,524	26,510,931	[2,3,4]
Water Holdings Acquisition, LLC	Revolver	10.740%	SOFR	525	12/18/2026	USD	3,188,941	1,867,762	1,810,500	[2,3,4,8]
								32,263,502	32,391,744
Total Senior Secured Loans								10,837,575,388	10,738,039,494

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles — 42.7%
Investment Partnerships — 4.3%
AG Direct Lending Fund II (Unlevered), L.P.						USD	N/A	17,373,116	$19,285,086	[2,10]
AG Direct Lending Fund II, L.P.						USD	N/A	16,126,441	18,259,354	[2,10]
AG Direct Lending Fund III, L.P.						USD	N/A	12,923,063	12,729,578	[2,10]
AG DLI, L.P.						USD	N/A	7,746,554	8,702,917	[2,10]
AG GTDL Fund II, L.P.						USD	N/A	17,545,691	19,375,460	[2,10]
AG GTDL Fund, L.P.						USD	N/A	2,945,745	3,114,168	[2,10]
AG KFHDL Fund, L.P.						USD	N/A	2,951,563	3,114,658	[2,10]
AG Twinbrook Origination Fund I, L.P.						USD	N/A	25,000,000	27,570,304	[2,10]
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP						USD	N/A	30,003,683	30,727,311	[2,10]
Ares Commercial Finance Feeder (B) LP						USD	N/A	13,131,161	13,774,474	[2,10]
Ares Commercial Finance LP						USD	N/A	15,404,552	18,841,860	[2,10]
Ares Priority Loan Co-Invest LP						USD	N/A	24,500,000	24,847,072	[2,10]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	—	842,868	[2,10]
Barings CMS Fund, LP						USD	N/A	3,000,000	479,871	[2,10]
CDL Tender Fund 2022-1, L.P.						USD	N/A	50,000,000	49,347,351	[2,10]
Crescent Mezzanine Partners VIIC, L.P.						USD	N/A	5,025,680	5,747,076	[2,10]
Crestline Specialty Lending III (U.S.), L.P.						USD	N/A	20,035,387	20,820,257	[2,10]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	10,728,945	11,225,470	[2,10]
HPS Mezzanine Partners 2019, L.P.						USD	N/A	7,857,297	9,200,948	[2,10]
HPS Specialty Loan Fund V Feeder, L.P.						USD	N/A	48,894,663	51,760,228	[2,10]
Marlin Credit Opportunities Fund, L.P.						USD	N/A	99,625,931	90,305,350	[2,10]
Odyssey Co-Investment Partners B, LLC						USD	N/A	1,555,423	1,502,546	[2,10]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Providence Debt Fund III (Non-US) L.P.						USD	N/A	5,484,126	$6,479,897	[2,10]
Raven Asset-Based Credit Fund II LP						USD	N/A	18,443,489	20,478,554	[2,10]
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	43,139,017	40,395,548	[2,10]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	6,919,665	7,606,912	[2,10]
Thompson Rivers LLC						USD	N/A	7,097,110	3,617,932	[2,10]
Varagon Capital Direct Lending Fund, L.P.						USD	N/A	26,250,000	25,521,664	[2,10]
Vista Credit Partners Fund III, L.P.						USD	N/A	32,669,461	34,550,167	[2,10]
VPC Credit Origination Fund, LP						USD	N/A	1,000,000	1,115,220	[2,10]
Waccamaw River LLC						USD	N/A	12,518,065	10,246,041	[2,10]
								585,895,828	591,586,142
Joint Ventures — 0.6%
FBLC Senior Loan Fund LLC						USD	N/A	78,562,000	75,465,900	[2,10]
Middle Market Credit Fund II, LLC						USD	N/A	12,708,191	13,258,719	[2,10]
								91,270,191	88,724,619

Non-Listed Business Development Companies — 14.7%
AGTB BDC Holdings, LP						USD	4,950,891	125,000,000	130,266,432	[2,10]
Ares Strategic Income Fund						USD	3,820,632	100,000,000	105,112,322	[2,10]
Barings Capital Investment Corporation						USD	4,312,845	95,000,000	95,669,717	[2,10]
Barings Private Credit Corporation						USD	44,235,355	900,000,000	919,492,030	[2,10]
Blue Owl Credit Income Corp..						USD	16,163,843	150,000,000	152,324,903	[2,10]
Blue Owl Technology Finance Corp..						USD	2,119,509	35,000,000	37,197,108	[2,10]
Blue Owl Technology Finance Corp. II						USD	3,286,112	47,652,353	50,351,828	[2,10]
Carlyle Secured Lending III						USD	226,564	4,537,500	4,754,275	[2,10]
Franklin BSP Lending Corporation						USD	5,283,172	30,483,901	39,459,557	[2,10]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Non-Listed Business Development Companies (Continued)
Golub Capital BDC 4, Inc.						USD	4,060,121	60,901,821	$62,149,863	[2,10]
Golub Capital Direct Lending Corporation						USD	2,686,386	40,250,000	41,130,811	[2,10]
KKR FS Income Trust						USD	2,121,408	59,500,000	59,842,329	[2,10]
Morgan Stanley Direct Lending Fund						USD	1,883,826	39,339,489	39,398,260	[2,10]
New Mountain Guardian III BDC, L.L.C.						USD	10,000,000	100,000,000	98,874,342	[2,10]
New Mountain Guardian IV BDC, L.L.C.						USD	1,750,000	17,500,000	18,084,562	[2,10]
Redwood Enhanced Income Corp.						USD	2,539,893	36,400,000	34,314,570	[2,10]
Sixth Street Lending Partners						USD	625,828	15,609,630	16,958,821	[2,10]
Stellus Private Credit BDC Feeder LP						USD	N/A	17,116,145	17,770,795	[2,10]
Stone Point Credit Corporation						USD	1,683,975	37,753,642	37,800,734	[2,10]
T. Rowe Price OHA Select Private Credit Feeder Fund LLC						USD	N/A	25,000,000	25,043,151	[2,10]
TCW Direct Lending VIII LLC						USD	500,000	33,014,871	33,666,606	[2,10,11]
Varagon Capital Corporation						USD	1,925,963	19,296,490	19,081,458	[2,10]
								1,989,355,842	2,038,744,474
Private Collateralized Loan Obligations — 21.7%
ABPCI Pacific Funding LP		12.060%			5/31/2031	USD	N/A	112,750,000	120,971,879	*,2,10,11
Antares Loan Funding I Ltd.		10.576%	SOFR	525	2/17/2032	USD	29,600,000	29,600,000	29,249,733	[2,3,4,11]
Antares Loan Funding I Ltd.		18.530%			6/15/2034	USD	N/A	103,200,000	113,961,228	*,2,10,11
BlackRock Shasta Senior Loan Fund VII, LLC					1/22/2033	USD	N/A	579,302,464	592,378,410	[2,10]
Comvest Structured Note Issuer I LLC					11/17/2035	USD	N/A	194,786,454	198,385,350	[2,10]
NXT Capital Structured Note I LLC					1/26/2031	USD	N/A	101,134,552	109,950,993	[2,10]
Palisades CLO, LLC					5/15/2033	USD	125,000,000	120,451,942	125,560,236	[2,10]
Private Credit Fund C-1 HLDCO LLC						USD	N/A	87,628,527	88,353,408	[2,10]
Raven Senior Loan Fund LLC					12/31/2099	USD	N/A	454,636,092	480,938,597	[2,10]
Silver Point Loan Funding, LLC					10/20/2033	USD	N/A	697,027,619	722,634,330	[2,10]
Varagon Structured Note Issuer I, LLC					10/19/2033	USD	N/A	425,000,000	433,236,378	[2,10]
								2,905,517,650	3,015,620,542

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Private Equity — 0.0%
Blue Owl Technology Holdings II, LLC, Class A						USD	4	703,756	$4,638,751	[2,4]
CSL III Advisor LLC						USD	N/A	25,000	698,415	[2,4]
OHA Private Credit Advisors, LLC						USD	N/A	50,000	50,000	[2,4]
Stellus Private BDC Advisor, LLC						USD	N/A	—	1,302,524	[2,4]
Vista Credit BDC Management, L.P.						USD	200	20,000	20,000	[2,4]
								798,756	6,709,690

Special Purpose Vehicle for Common Equity – 0.0%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	805,059	805,059	[2,10]
GTCR (D) Investors LP						USD	N/A	1,493	1,493	[2,10]
Kelso X Tailwind Co-Investment LP						USD	N/A	800	800	[2,10]
THL Fund IX Investor Plymouth II LP						USD	N/A	2,000,000	2,000,000	[2,10]
								2,807,352	2,807,352
Special Purpose Vehicle for Preferred Equity — 0.5%
CCOF Alera Aggregator, L.P.						USD	N/A	9,700,000	10,894,907	[2,10]
CCOF Sierra II, L.P.						USD	N/A	15,610,698	17,781,851	[2,10]
Chilly HP SCF Investor, LP						USD	N/A	1,980,197	2,209,826	[2,10]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	21,571,869	24,489,501	[2,10]
Minerva Co-Invest, L.P.						USD	N/A	14,720,018	15,730,579	[2,10]
								63,582,782	71,106,664

Special Purpose Vehicle for Senior Secured Bonds — 0.7%
17Capital Co-Invest (B) SCSp						EUR	N/A	25,090,931	23,255,664	[2,7,10]
Piccadilly Co-Invest, L.P.						USD	N/A	56,117,143	58,733,349	[2,10]
Proxima Co-Invest, L.P.						USD	N/A	9,988,001	10,083,244	[2,10]
								91,196,075	92,072,257
Special Purpose Vehicle for Subordinated Debt — 0.2%
Luther Co-Invest, L.P.						USD	N/A	22,043,366	22,842,254	[2,10]
Total Private Investment Vehicles								5,752,467,842	5,930,213,994

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Collateralized Loan Obligations — 0.9%
ABPCI Direct Lending Fund CLO X LP		16.058%	SOFR	1,073	1/20/2032	USD	12,000,000	11,462,582	$12,026,462	[1,2,3,4,11]
ABPCI Direct Lending Fund CLO XII Ltd.		14.478%	SOFR	968	4/29/2035	USD	7,500,000	7,204,446	7,499,449	[1,2,3,4,11]
Barings Private Credit Corp. CLO 2023-1 Ltd.		11.757%	SOFR	635	7/15/2031	USD	6,000,000	6,000,000	5,999,650	[2,3,4]
BlackRock Elbert CLO V LLC		20.500%			6/15/2034	USD	39,500,000	39,500,000	35,443,947	*,1,2,11,17
BlackRock Elbert CLO V LLC		14.109%	SOFR	870	6/15/2034	USD	13,000,000	12,628,248	12,132,510	[1,2,3,11]
Golub Capital Partners CLO		11.408%	SOFR	600	10/23/2023	USD	13,950,000	13,950,000	13,950,000	[2,3,4]
HPS Private Credit CLO 2023-1 LLC		15.112%	SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,555,250	[1,2,3,11]
Ivy Hill Middle Market Credit Fund XXI Ltd.		13.941%	SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,330,359	[2,3,4,11]
Ivy Hill Middle Market Credit Fund XXI Ltd.		11.821%	SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,500,301	[2,3,4,11]
Monroe Capital MML CLO IX Ltd.		14.307%	LIBOR	870	10/22/2031	USD	10,000,000	9,746,335	9,800,713	[1,2,3,4,11,18]
Monroe Capital MML CLO VII Ltd.		12.895%	LIBOR	725	11/22/2030	USD	2,910,000	2,622,253	2,710,250	[1,2,3,4,11]
Monroe Capital MML CLO VIII, Ltd.		22.000%			11/22/2033	USD	15,000,000	14,659,358	9,374,096	*,1,2,4,11,17
Total Collateralized Loan Obligations								134,960,072	126,322,987

Subordinated Debt — 0.8%
Financials — 0.7%
Castor Finance Holdings Limited		11.863% PIK	EURIBOR	850	9/14/2029	EUR	80,000,000	83,474,800	84,575,537	[2,3,4,7,9,13]
KWOR Intermediate I, Inc.		14.900% PIK	SOFR	975	12/21/2029	USD	6,938,554	6,783,803	6,874,446	[2,3,4,9,13]
OTR Midco, LLC		12.000%			5/11/2026	USD	5,500,000	5,500,000	5,500,000	[2,4]
								95,758,603	96,949,983
Health Care — 0.1%
PAW Midco, Inc.		11.500% PIK			12/22/2031	USD	1,265,614	1,249,209	1,135,496	[2,4,9,13]
PPV Intermediate Holdings LLC		13.000% PIK			8/31/2030	USD	6,224,472	6,094,372	5,961,584	[2,4,9,13]
								7,343,581	7,097,080
Materials — 0.0%
Comar Holding Company		15.480% PIK	LIBOR	1,075	9/17/2024	USD	3,500,000	3,451,372	3,465,374	[2,3,4,9]
Total Subordinated Debt								106,553,556	107,512,437
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Preferred Stocks — 0.07%
Health Care — 0.2%
nThrive, Inc., Series A-2 Preferred		11.000% PIK				USD	15,000	14,550,000	$14,706,329	[2,4,9,13]
Propharma, LLC	Jayhawk Intermediate LLC, Series B Preferred	13.000% PIK				USD	17,500	16,975,000	17,500,000	[2,4,9,13,14]
								31,525,000	32,206,329
Industrials — 0.2%
Atomic Transport, LLC	Atomic Blocker, LLC, Class A – 2 Preferred	15.25% PIK				USD	875	857,500	875,000	[2,4,9,13]
Atomic Transport, LLC	Atomic Blocker, LLC, Class A Preferred	8.500% PIK				USD	2,500	1,783,003	2,405,863	[2,4,9,13,15]
FSG Acquisition, LLC, – Senior Preferred		12.250% PIK				USD	11,250,000	10,968,750	11,209,417	[2,4,9,13]
OHCP Silver Surfer Holdings Corp. – Series B Preferred		14.000% PIK				USD	7,500	7,275,000	7,275,000	[2,4,9,13]
S4T Holdings Corp.	Vistria ESS Holdings, LLC, Class A Preferred	8.000% PIK				USD	200	100,000	94,750	[2,4,9,13,16]
								20,984,253	21,860,030
Technology — 0.3%
GS Holder, Inc. Preferred		16.320% PIK				USD	10,000	9,700,000	10,000,000	[2,4,9,13]
GS Holder, Inc. Preferred		17.320% PIK				USD	15,000	14,550,000	15,000,000	[2,4,9,13]
Mandolin Technology Holdings, Inc. – Series A Preferred		10.500% PIK				USD	6,500	6,305,000	6,369,585	[2,4,9,13]
Riskonnect Parent, LLC – Series B Preferred		15.314% PIK				USD	11,000	10,780,000	11,000,000	[2,4,9,13]
								41,335,000	42,369,585
Total Preferred Stocks								93,844,253	96,435,944

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks — 0.1%
Consumer Discretionary — 0.0%
A1 Garage Blocker Aggregator, LP	A1 Garage Equity, LLC, Class A Common					USD	1,500	1,500,000	$2,028,318	[2,4]

Consumer Staples — 0.0%
City Line Distributors LLC — CLASS A						USD	50,000	50,000	50,000	[2,4]

Financials — 0.1%
Forbright, Inc.						USD	280,309	3,611,111	6,814,573	[2,4]

Health Care — 0.0%
GSV PracticeTek Holdings, LLC, Class A Common						USD	45,704	50,000	50,000	[2,4]

Industrials — 0.0%
Atomic Transport, LLC	Atomic Blocker, LLC, Class W Common					USD	2,188	654,496	998,767	[2,4,15]
S4T Holdings Corp.	Vistria ESS Holdings, LLC, Class A Common					USD	200	100,000	190,371	[2,4,16]
								754,496	1,189,138
Total Common Stocks								5,965,607	10,132,028

Warrants — 0.0%
Energy — 0.0%
Service Compression, LLC —Series A – 16
Exercise Price: $34,500,000
Expiration Date: 5/6/2027						USD	—	—	425,243	[2,4]
Service Compression, LLC						USD	—	—	—	[2,4]
								—	425,243
Health Care — 0.0%
ADMA Biologics, Inc.
Exercise Price: $1.65
Expiration Date: 3/23/2029						USD	1,300,435**	—	3,327,683	[2,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Warrants (Continued)
Health Care (Continued)
ADMA Biologics, Inc.
Exercise Price: $3.26
Expiration Date: 4/30/2023						USD	335,353**	—	$746,210	[2,4]
AWC-MH Holdings, LLC
Exercise Price: $0.01
Expiration Date: 4/28/2033						USD	1**	—	—	[2,4]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	219,298**	—	270,008	[2,4]
								—	4,343,901
Technology — 0.0%
Afiniti, Inc. (via a participation with VHG Investment Fund I, L.P.)						USD	21,640**	1,152,261	1,063,065	[2,4]
Measurabl, Inc. (via a participation with Multiplier Capital, LLC)						USD	1**	—	280,001	[2,4]
								1,152,261	1,343,066
Total Warrants								1,152,261	6,112,210

Short-Term Investments 1.9%
State Street Institutional U.S. Government Money Market Fund		5.220%				USD	258,615,190	258,615,190	258,615,190	[2,19]
Total Short-Term Investments								258,615,190	258,615,190
Total Investments — 124.4%								17,191,134,169	17,273,384,285
Senior Notes (net of deferred offering costs of $11,132,948) — (16.9)%									(2,343,256,100)
Liabilites Less Other Assets — (7.5)%									(1,043,690,859)
Net Assets — 100.0%									$13,886,437,326

Reverse Repurchase Agreements (0.0)%
Agreement with Deutsche Bank AG,7.246%, dated 9/22/2023, to be repurchased at $4,352,443 on 12/21/2023, collateralized by Monroe Capital MML CLO IX Ltd. with maturity of 10/22/2031, with a total value of $9,800,712							(4,275,000)	(4,275,000)	(4,275,000)
Total Reverse Repurchase Agreements								(4,275,000)	(4,275,000)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)

AUD – Australian Dollars

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

US – United States

USD – United States Dollar

ARR CSA – Alternate Reference Rate Credit Adjustment Spread

BASE – Base rate as defined in the credit agreement

BBSW – Bank Bill Swap Rate

BBSY – Bank Bill Swap Bid Rate

BKBM – New Zealand 90-Day Bank Bill Rate

CDOR – Canadian Dollar Offered Rate

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

PRIME – Prime Lending Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

RB – Revenue Bond

*        Subordinated note position. Rate shown is the effective yield as of period end.

**      Shares represent underlying security.

1    Callable.

2    As of September 30, 2023 all or a portion of the security has been pledged as collateral for senior secured notes and a revolving credit facility. The value of the securities totaled $17,259,434,285 as of September 30, 2023. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.

3    Floating rate security. Rate shown is the rate effective as of period end.

4    Value was determined using significant unobservable inputs.

5    This investment was made through a participation. Please see Note 2 for a description of loan participations.

6    Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is dueto the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.

7    Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)

8    A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.

9    Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

10    Investment valued using net asset value per share as practical expedient.

11    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold intransactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $392,704,144, which represents 2.8% of total net assets of the Fund.

12    Step rate security.

13    Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.

14    Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.

15    Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that ownsAtomic Transport, LLC.

16    Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent companyholdings company for S4T Holdings Corp.

17    Variable rate security. Rate shown is the rate in effect as of period end.

18    All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of $9,800,712 as of September 30, 2023. See Note 2 for additional information.

19    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$25,090,931
ABPCI Pacific Funding LP	6/9/2022	112,750,000
AG Direct Lending Fund II (Unlevered), L.P.	3/31/2022	17,373,116
AG Direct Lending Fund II, L.P.	3/31/2020	16,126,441
AG Direct Lending Fund III, L.P.	6/28/2019	12,923,063
AG DLI, L.P.	3/31/2022	7,746,554
AG GTDL Fund II, L.P.	3/31/2022	17,545,691
AG GTDL Fund, L.P.	3/31/2022	2,945,745
AG KFHDL Fund, L.P.	3/31/2022	2,951,563
AG Twinbrook Origination Fund I, L.P.	4/14/2023	25,000,000
AGTB BDC Holdings, LP	5/10/2022	125,000,000
Antares Loan Funding I Ltd.	2/17/2023	103,200,000
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	8/3/2022	30,003,683
Ares Commercial Finance Feeder (B) LP	7/25/2023	13,131,161
Ares Commercial Finance LP	3/31/2021	15,404,552
Ares Priority Loan Co-Invest LP	1/25/2023	24,500,000
Ares Strategic Income Fund	12/5/2022	100,000,000
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	—
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings CMS Fund, LP	12/28/2021	3,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	579,302,464
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	805,059
Blue Owl Credit Income Corp.	7/29/2021	150,000,000
Blue Owl Technology Finance Corp.	9/24/2020	35,000,000
Blue Owl Technology Finance Corp. II	12/30/2021	47,652,353
Carlyle Secured Lending III	9/28/2022	4,537,500
CCOF Alera Aggregator, L.P.	4/25/2023	9,700,000
CCOF Sierra II, L.P.	8/2/2022	15,610,698
CDL Tender Fund 2022-1, L.P.	4/4/2022	50,000,000
Chilly HP SCF Investor, LP	2/9/2022	1,980,197
Comvest Structured Note Issuer I LLC	11/17/2022	194,786,454
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	5,025,680
Crestline Specialty Lending III (U.S.), L.P.	8/30/2021	20,035,387
Endurance II Co-Invest, L.P.	8/24/2020	81,678
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Franklin BSP Lending Corporation	1/20/2021	30,483,901
Golub Capital BDC 4, Inc.	4/21/2022	60,901,821
Golub Capital Direct Lending Corporation	7/13/2021	40,250,000
GTCR (D) INVESTORS LP	9/19/2023	1,493
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	10,728,945
HPS Mezzanine Partners 2019, L.P.	11/16/2020	7,857,297

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Security	First Acquisition Date	Cost
HPS Mint Co-Invest Fund, L.P.	5/25/2022	$21,571,869
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	48,894,663
KELSO X TAILWIND CO-INVESTMENT LP	9/11/2023	800
KKR FS INCOME TRUST	6/30/2023	59,500,000
Luther Co-Invest, L.P.	7/15/2022	22,043,366
Marlin Credit Opportunities Fund, L.P.	5/21/2021	99,625,931
Middle Market Credit Fund II, LLC	11/3/2020	12,708,191
Minerva Co-Invest, L.P.	2/11/2022	14,720,018
Morgan Stanley Direct Lending Fund	7/16/2021	39,339,489
New Mountain Guardian III BDC, L.L.C.	3/27/2020	100,000,000
New Mountain Guardian IV BDC, L.L.C.	6/29/2022	17,500,000
NXT Capital Structured Note I LLC	1/26/2022	101,134,552
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,555,423
Palisades CLO, LLC	4/18/2023	120,451,941
Piccadilly Co-Invest, L.P.	4/17/2023	56,117,143
Private Credit Fund C-1 HLDCO LLC	7/11/2023	87,628,527
Providence Debt Fund III (Non-US) L.P.	3/31/2021	5,484,126
Proxima Co-Invest, L.P.	11/2/2021	9,988,001
Raven Asset-Based Credit Fund II LP	9/21/2021	18,443,489
Raven Senior Loan Fund LLC	5/5/2022	454,636,092
Redwood Enhanced Income Corp.	4/8/2022	36,400,000
Silver Point Loan Funding, LLC	3/22/2022	697,027,619
Silver Point Specialty Credit Fund II, L.P.	12/15/2020	43,139,017
Sixth Street Lending Partners	8/31/2022	15,609,630
Stellus Private Credit BDC Feeder LP	1/31/2022	17,116,145
Stone Point Credit Corporation	12/30/2022	37,753,642
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	6,919,665
T. Rowe Price OHA Select Private	9/22/2023	25,000,000
TCW Direct Lending VIII LLC	1/31/2022	33,014,871
THL Fund IX Investor Plymouth II LP	8/31/2023	2,000,000
Thompson Rivers LLC	6/29/2021	7,097,110
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	26,250,000
Varagon Structured Note Issuer I, LLC	10/13/2021	425,000,000
Vista Credit Partners Fund III, L.P.	9/15/2021	32,669,461
VPC Credit Origination Fund, LP	4/19/2023	1,000,000
Waccamaw River LLC	5/4/2021	12,518,065
Total		$5,722,150,763
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Security Type/Sector
Senior Secured Loans
Technology	18.6%
Industrials	17.0%
Health Care	14.3%
Financials	12.5%
Consumer Discretionary	6.6%
Materials	3.0%
Communications	2.0%
Real Estate	1.2%
Consumer Staples	1.1%
Energy	0.5%
Governments	0.2%
Utilities	0.2%
Business Services	0.1%
Total Senior Secured Loans	77.3%
Private Investment Vehicles
Private Collateralized Loan Obligations	21.7%
Non-Listed Business Development Companies	14.7%
Investment Partnerships	4.3%
Special Purpose Vehicle for Senior Secured Bonds	0.7%
Joint Ventures	0.6%
Special Purpose Vehicle for Preferred Equity	0.5%
Special Purpose Vehicle for Subordinated Debt	0.2%
Private Equity	0.0%
Special Purpose Vehicle for Common Equity	0.0%
Total Private Investment Vehicles	42.7%
Collateralized Loan Obligations	0.9%
Subordinated Debt
Financials	0.7%
Health Care	0.1%
Materials	0.0%
Total Subordinated Debt	0.8%
Preferred Stocks
Technology	0.3%
Health Care	0.2%
Industrials	0.2%
Total Preferred Stocks	0.7%
Common Stocks
Financials	0.1%
Consumer Discretionary	0.0%
Consumer Staples	0.0%
Health Care	0.0%
Industrials	0.0%
Technology	0.0%
Total Common Stocks	0.1%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2023 (Unaudited) (Continued)
Security Type/Sector
Warrants
Energy	0.0%
Health Care	0.0%
Technology	0.0%
Total Warrants	0.0%
Short-Term	1.9%
Total Investments	124.4%
Senior Notes	(16.9)%
Liabilites Less Other Assets	(7.5)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Swap Contracts As of September 30, 2023

SWAP CONTRACT

INTEREST RATE SWAPS

Counterparty[1]	Payments Made/Frequency	Payments Received/ Frequency	Termination Date	Notional Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	$650,000,000	$—	$(39,591,446)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	—	(10,846,247)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.619% / Quarterly	7.06% / Semi-annually	12/6/2025	34,000,000	—	(374,292)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	—	(1,476,844)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	—	(157,371)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	—	(3,253,514)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.581% / Quarterly	6.75% / Semi-annually	8/4/2026	115,200,000	—	(1,719,010)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.991% / Quarterly	6.77% / Semi-annually	8/4/2028	304,800,000	—	(8,784,867)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.218% / Quarterly	6.81% / Semi-annually	8/4/2030	114,000,000	—	(5,168,524)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.500% / Quarterly	6.99% / Semi-annually	8/4/2033	66,000,000	—	(4,443,098)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.052% / Quarterly	5.44% / Semi-annually	7/19/2025	215,000,000		(7,174,100)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000		(5,642,615)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000		(6,898,101)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	—	(11,728,587)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	—	(428,962)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000		(2,923,374)
TOTAL INTEREST RATE SWAPS						$(110,610,952)

1        Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.

2        Reset daily with a five business day look back.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Forward Foreign Currency Exchange Contracts As of September 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	November 17, 2023	$(19,124,615)	$(12,815,787)	$(12,316,917)	$498,870
Australian Dollars	State Street	USD	December 05, 2023	(2,819,902)	(1,802,543)	(1,817,485)	(14,942)
Australian Dollars	State Street	USD	December 29, 2023	(13,653,873)	(8,752,876)	(8,806,240)	(53,364)
British Pound	State Street	USD	October 20, 2023	(672,501)	(826,958)	(820,629)	6,329
British Pound	State Street	USD	October 31, 2023	(14,571,990)	(17,770,032)	(17,782,517)	(12,485)
British Pound	State Street	USD	November 03, 2023	(11,362,482)	(14,201,966)	(13,866,113)	335,853
British Pound	State Street	USD	November 03, 2023	11,362,482	14,046,868	13,866,113	(180,755)
British Pound	State Street	USD	November 09, 2023	(4,606,457)	(5,868,258)	(5,621,638)	246,620
British Pound	State Street	USD	December 14, 2023	(5,527,306)	(6,863,035)	(6,748,009)	115,026
British Pound	State Street	USD	December 29, 2023	(75,928,755)	(92,634,825)	(92,694,980)	(60,155)
British Pound	State Street	USD	January 31, 2024	(1,407,552)	(1,809,127)	(1,718,722)	90,405
Canadian Dollars	State Street	USD	October 31, 2023	(88,464,525)	(65,551,857)	(65,159,814)	392,043
Canadian Dollars	State Street	USD	December 11, 2023	(11,515,796)	(8,490,678)	(8,489,141)	1,537
Canadian Dollars	State Street	USD	December 29, 2023	(38,207,400)	(28,332,896)	(28,167,943)	164,953
Euro	State Street	USD	December 04, 2023	(3,397,205)	(3,671,495)	(3,603,687)	67,808
Euro	State Street	USD	December 13, 2023	(28,578,398)	(30,814,372)	(30,329,416)	484,956
Euro	State Street	USD	January 17, 2024	(5,756,538)	(6,445,336)	(6,118,588)	326,748
Euro	State Street	USD	October 31, 2023	(22,351,046)	(23,662,828)	(23,663,018)	(190)
Euro	State Street	USD	November 30, 2023	(11,715,700)	(12,846,382)	(12,425,225)	421,157
Euro	State Street	USD	December 15, 2023	(15,017,720)	(16,089,685)	(15,939,505)	150,180
Euro	State Street	USD	December 21, 2023	(5,457,334)	(5,839,647)	(5,794,092)	45,555
Euro	State Street	USD	December 29, 2023	(192,921,998)	(204,798,935)	(204,864,820)	(65,885)
Euro	State Street	USD	January 31, 2024	(9,622,034)	(10,727,125)	(10,234,222)	492,903
Euro	State Street	USD	February 29, 2024	(15,221,901)	(16,774,992)	(16,213,434)	561,558
New Zealand Dollar	State Street	USD	December 27, 2023	(6,341,322)	(3,783,480)	(3,800,793)	(17,313)
Norwegian Krone	Marlin Equity Partners	USD	February 15, 2024	(13,125,000)	(1,276,006)	(1,231,616)	44,390
Swedish Krona	Marlin Equity Partners	USD	August 23, 2024	(11,250,000)	(1,279,529)	(1,046,240)	233,289
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(589,683,782)	$(585,408,691)	$4,275,091

USD – U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Assets and Liabilities September 30, 2023 (Unaudited)
Assets:
Investments, at value (cost $17,191,134,169)	$17,273,384,285
Foreign currency, at value (cost $3,015,805)	3,179,629
Unrealized appreciation on forward foreign currency exchange contracts	4,275,091
Cash	89,245,012
Cash collateral for swap contracts	111,780,000
Receivables:
Fund shares sold	22,883,025
Dividends and interest	202,225,591
Prepaid expenses	3,584,766
Prepaid commitment fees on secured credit facility	12,809,413
Total assets	17,723,366,812

Liabilities:
Reverse repurchase agreements, at value (proceeds $4,275,000)	4,275,000
Unrealized depreciation on swap contracts	110,610,952
Payables:
Senior notes (Net of deferred offering cost of $11,132,948) (Note 2)	2,343,256,100
Secured credit facility (Note 2)	1,320,000,000
Investment securities purchased	17,477,281
Deferred tax liability	2,126,688
Interest on senior notes	20,769,102
Interest on secured credit facility	9,358,219
Interest on reverse repurchase agreements	7,744
Investment Management fees	2,697,470
Audit fees	117,495
Fund administration fees	1,462,934
Legal fees	131,620
Custody fees	2,312,498
Transfer agency fees and expenses	113,214
Sub transfer agency fees and expenses	441,318
Swap interest	108,653
Chief Compliance Officer fees	12,487
Other accrued expenses	1,650,711
Total liabilities	3,836,929,486

Net Assets	$13,886,437,326

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$13,473,677,572
Total distributable earnings	412,759,754
Net Assets	$13,886,437,326

Class I Shares:
Net assets applicable to shares outstanding	$13,886,437,326
Shares of beneficial interest issued and outstanding	1,285,362,116
Net asset value, offering, and redemption price per share	10.80

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2023 (Unaudited)
Investment Income:
Interest (net of withholding taxes of $544,038)	$586,771,126
PIK Interest	9,330,031
Dividends	8,789,077
Distributions from private investment vehicles	251,132,819
Miscellaneous income	167,395
Total investment income	856,190,448

Expenses:
Investment management fees	60,602,318
Interest on secured credit facility	55,403,426
Interest on reverse repurchase agreements	139,690
Interest on senior notes	53,955,112
Interest on swap contracts	20,998,291
Legal fees	322,985
Fund administration fees	1,836,328
Equalization interest on private investment vehicles (Note 2)	331,983
Registration fees	436,294
Transfer agent fees and expenses	889,528
Sub transfer agent fees and expenses	1,305,944
Custody fees	1,151,063
Audit fees	357,502
Trustees’ fees and expenses	149,618
Shareholder reporting fees	487,271
Chief Compliance Officer fees	49,943
Insurance fees	37,101
Commitment fees on secured credit facility	1,396,594
Miscellaneous expenses	2,167,513
Total fees and expenses	202,018,504
Net investment income	654,171,944

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,592,661)
Forward foreign currency exchange contracts	12,240,112
Foreign currency transactions	(156,377)
Net realized gain	10,491,074
Net change in unrealized appreciation/depreciation on:
Investments	132,230,875
Forward foreign currency exchange contracts	3,487,818
Foreign currency translations	(1,549,643)
Deferred tax expense	(705,546)
Net change in unrealized appreciation/(depreciation), net of deferred taxes	133,463,504
Net realized and unrealized gain (loss)	143,954,578

Net Increase in Net Assets from Operations	$798,126,522

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Net Increase in Net Assets from:
Operations:
Net investment income	$654,171,944	$752,696,412
Net realized gain/(loss) on investments, forward foreign currency exchange contracts and foreign currency transactions	10,491,074	3,977,288
Net change in unrealized appreciation/(depreciation) on investments, forward foreign currency exchange contracts, foreign currency translations and deferred taxes	133,463,504	(121,468,689)
Net increase in net assets resulting from operations	798,126,522	635,205,011

Distributions to shareholders:
Distributions:
Class I	(608,435,140)	(565,713,472)
From return of capital:
Class I	—	(122,545,406)
Total	(608,435,140)	(688,258,878)

Capital Transactions:
Proceeds from shares sold:
Class I	3,061,704,071	5,201,847,669
Reinvestment of distributions:
Class I	197,776,658	233,479,444
Cost of shares repurchased:
Class I	(639,639,944)	(1,048,151,552)
Net increase in net assets from capital transactions	2,619,840,785	4,387,175,561

Net increase in net assets	2,809,532,167	4,334,121,694

Net Assets:
Beginning of period	11,076,905,158	6,742,783,464
End of period	$13,886,437,325	$11,076,905,158

Capital Share Transactions:
Shares sold:
Class I	288,632,453	490,074,099
Shares issued in reinvestment of distributions:
Class I	18,940,232	22,278,048
Shares redeemed:
Class I	(60,517,124)	(98,700,669)
Net increase in capital shares outstanding	247,055,561	413,651,478

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2023 (Unaudited)
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$798,126,522
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(5,344,996,587)
Sales of investments	1,374,099,791
Net accretion on investments	(9,136,325)
Net realized gain on investments	1,592,661
Net realized gain on paydowns	(5,990,301)
Net change in unrealized (appreciation)/depreciation	(132,230,875)
Return of capital distributions received	33,963,471
Original issue discount and amendment fees	(83,511)
PIK interest	(9,330,031)
Net change in deferred tax liability	705,546
Change in short-term investments, net	(180,258,124)
(Increase)/Decrease in assets:
Foreign currency	(1,405,420)
Investment securities sold	18,993,206
Dividends and interest	(55,507,051)
Swap interest	3,067,135
Prepaid expenses	(396,711)
Prepaid commitment fees on secured credit facility	(1,708,534)
Increase/(Decrease) in liabilities:
Investment securities purchased	12,833,566
Unfunded loan commitments	607,211,746
Investment management fees	292,139
Interest on reverse repurchase agreements	577
Interest on secured credit facility	5,606,975
Interest on senior notes	6,515,256
Audit fees	(331,983)
Deferred tax liability
Legal fees	(277,176)
Fund administration fees	1,299,864
Custody fees	615,103
Transfer Agency fees and expenses	(52,172)
Chief Compliance Officer fees	2,070
Other accrued expenses	(969,302)
Net cash used in operating activities	(2,877,748,475)
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2023 (Unaudited) (Continued)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	3,052,141,344
Cost of shares repurchased	(639,639,944)
Distributions paid to shareholders, net of reinvestments	(410,658,482)
Proceeds from reverse repurchase agreements	8,325,000
Payments made on reverse repurchase agreements	(7,920,000)
Proceeds from secured credit facility (see note 2)	983,000,000
Payments on secured credit facility (see note 2)	(495,000,000)
Payments on term loan (see note 2)	(100,000,000)
Proceeds from senior notes	600,000,000
Net cash provided by financing activities	2,990,247,918

Net increase in cash and restricted cash	112,499,443

Cash and restricted cash
Cash and restricted cash, beginning of year	88,525,569
Cash and restricted cash, end of year*	$201,025,012

*     Cash and restricted cash of $89,245,012 and cash deposited with broker for swap contracts of $111,780,000.

Non cash financing activities not included herein consist of $197,776,658 reinvested dividends.

Cash paid for interest on credit facility during the period was $49,796,451.

Cash paid for interest on reverse repurchase agreements during the period was $139,113.

Cash paid for interest on senior notes during the period was $47,439,856.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Net asset value, beginning of period	$10.67	$10.79	$10.60	$10.35	$10.15	$10.00
Income from Investment Operations:
Net investment income[1]	0.57	0.87	0.16	0.72	0.72	0.34
Net realized and unrealized gain (loss) on investments[2]	0.12	(0.15)	0.03	0.27	0.19	(0.04)
Total income from investment operations	0.69	0.72	0.19	0.99	0.91	0.30

Less Distributions to shareholders:
From net investment income	(0.56)	(0.69)	—	(0.62)	(0.62)	(0.15)
From return of capital	—	(0.15)	—	(0.10)	(0.09)	—
From net realized gain	—	—	—	(0.02)	—[3]	—[3]
Total Distributions to shareholders	(0.56)	(0.84)	—	(0.74)	(0.71)	(0.15)

Net asset value, end of period	$10.80	$10.67	$10.79	$10.60	$10.35	$10.15

Total return[4]	6.74%[5]	7.06%	1.79%[5]	10.38%	9.25%	3.05%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,886,437	$11,076,905	$6,742,783	$4,729,648	$744,892	$268,536

Ratio of expenses to average net assets (excluding interest expense)[7]:
Before fees waived and deferred tax expense	1.17%[6]	1.23%	1.28%[6]	1.32%	1.80%	2.25%[6]
After fees waived	1.17%[6]	1.23%	1.28%[6]	1.32%	1.80%	1.78%[6]
Deferred tax expense[9]	0.01%	0.01%	—%	—%	—%	—%[6]
With fees waived, after taxes	1.18%[6]	1.24%	1.28%[6]	1.32%	1.80%	1.78%[6]

Ratio of net investment income to average net assets (excluding interest expense)[7]:
Before fees waived	12.94%[6]	9.95%	6.75%[6]	7.36%	7.67%	3.58%[6]
After fees waived	12.94%[6]	9.95%	6.75%[6]	7.36%	7.67%	4.05%[6]

Ratio of expenses to average net assets (including interest expense)[7]:
Before fees waived	3.33%[6]	2.95%	1.79%[6]	1.94%	2.43%	2.28%[6]
After fees waived	3.33%[6]	2.95%	1.79%[6]	1.94%	2.43%	1.81%[6]
Deferred tax expense[9]	0.01%[6]	0.01%	—%[6]	—%	—%	—%[6]
With fees waived, after taxes	3.34%[6]	2.96%	1.79%[6]	1.94%	2.43%	1.81%[6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I (Continued)
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Ratio of net investment income to average net assets (including interest expense)[7]:
Before fees waived	10.78%[6]	8.23%	6.24%[6]	6.74%	7.04%	3.55%[6]
After fees waived	10.78%[6]	8.23%	6.24%[6]	6.74%	7.04%	4.02%[6]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Reverse Repurchase Agreements[8]	$4,275,000	$3,870,000	$6,255,000	$6,833,000	$12,557,000	$6,034,000
Secured Borrowings[8]	—	—	204,168,415	249,990,230	—	—
Senior Credit Facility	1,320,000,000	932,000,000	607,000,000	1,195,000,000	190,000,000	—
Senior Notes	2,465,000,000	1,865,000,000	650,000,000	—	—	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements[8]	3,249,289	2,863,249	1,078,983	693,179	60,321	45,504
Secured Borrowings[8]	—	—	34,026	19,919	—	—
Senior Credit Facility	11,520	12,885	12,108	4,958	4,916	—
Senior Notes	6,584	6,920	11,376	—	—	—

Portfolio turnover rate	8%[5]	26%	16%[5]	29%	29%	15%[5]

*     Commencement of operations.

**   Fiscal year end changed to March 31, effective January 1, 2022.

1    Based on average daily shares outstanding for the period.

2    Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

3    Amount represents less than $0.01 per share.

4    Total returns would have been lower had expenses not been waived by Cliffwater LLC, the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

5    Not annualized.

6    Annualized.

7    These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Schedule of Investments.

8    As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission, the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act of 1940.

9    Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company operating as a diversified interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of September 30, 2023.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) SPVs and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Consolidation of Subsidiaries

On February 3, 2020, CCLF SPV LLC (“CCLF SPV”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CCLF SPV were $3,889,158,030, or approximately 28.01% of the Fund’s total net assets.

On April 15, 2021, MCCW Holdings, LLC (“CCLF MCCW”) was formed as a limited liability company, and it is a wholly owned subsidiary of CCLF SPV. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF MCCW. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CCLF MCCW were $308,958,050, or approximately 2.22% of the Fund’s total net assets and are included in the net assets of CCLF SVP.

On May 25, 2021, CCLF Holdings LLC (“CCLF HOLD”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CCLF HOLD were $21,835,651, or approximately 0.16% of the Fund’s total net assets.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

1. Organization (continued)

On July 26, 2021, CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D1). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CCLF HOLD (D1) were $14,864,222, or approximately 0.11% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D2). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CCLF HOLD (D2) were $552,469,731, or approximately 3.98% of the Fund’s total net assets.

On March 16, 2022, CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D3). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CCLF HOLD (D3) were $12,505,211, or approximately 0.09% of the Fund’s total net assets.

On June 14, 2022, KCLF Holdings LLC (“KCLF Holdings”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of KCLF Holdings. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the KCLF Holdings were $414,758,719, or approximately 2.99% of the Fund’s total net assets.

On July 25, 2022, 1585 Koala Holdings, LLC (“Koala Holdings”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of Koala Holdings. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the Koala Holdings were $62,925,453, or approximately 0.45% of the Fund’s total net assets.

On February 1, 2023, CW Point LLC (“CW Point”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CW Point. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CW Point were $72,639,587, or approximately 0.52% of the Fund’s total net assets.

On February 8, 2023, CCLF Holdings (D6) LLC (“CCLF HOLD (D6)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D6). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CCLF HOLD (D6) were $0, or approximately 0.00% of the Fund’s total net assets.

On March 31, 2023, CCLF Holdings (D11) LLC (“CCLF HOLD (D11)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D11). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CCLF HOLD (D11) were $15,064,499, or approximately 0.11% of the Fund’s total net assets.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

1. Organization (continued)

On May 8, 2023, Fivemile River Funding LLC (“Fivemile River Funding”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of Fivemile River Funding. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the Fivemile River Funding were $8,586,026, or approximately 0.06% of the Fund’s total net assets.

On July 7, 2023, CCLF Holdings (D7) LLC (“CCLF HOLD (D7)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D7). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of the CCLF HOLD (D7) were $149,195,089, or approximately 1.07% of the Fund’s total net assets.

On May 12, 2023, Madison Avenue SPV LLC (“Madison Avenue SPV”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of Madison Avenue SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of Madison Avenue SPV were $9,133,784, or approximately 0.07% of the Fund’s total net assets.

On July 13, 2023, Madison Avenue CLO SPV LLC (“Madison Avenue CLO”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of Madison Avenue CLO. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2023, net assets of Madison Avenue CLO were $6,393,648, or approximately 0.05% of the Fund’s total net assets.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net asset value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts. Equalization interest on private investment vehicles are interest payments made to existing shareholders of closed-end vehicles when investing in a later close and are expensed as incurred.

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the consolidated Statements of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of PIK, which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of September 30, 2023.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statements of Operations. For the six months ended September 30, 2023, the Fund did not have interest or penalties associated with underpayment of income taxes.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), KCLF Holdings, Koala Holdings, CW Point, CCLF HOLD (D6), CCLF HOLD (D11), Fivemile River Funding, CCLF HOLD (D7), Madison Avenue SPV, and Madison Avenue CLO are disregarded entities for income tax purposes. CCLF HOLD and CCLF HOLD (D3) are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of September 30, 2023, the Fund had twenty-six outstanding forward currency contracts sold short.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Pursuant to ASC Topic 815, Derivatives and Hedging, the Fund uses interest rate swaps to hedge its fixed rate debt. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships, and therefore the periodic payments are recognized as interest on swap contracts in the consolidated statement of operations. Depending on the nature of the balance at period end, the fair value of the interest rate swaps are either included as a derivative asset or derivative liability on the Fund’s consolidated statement of assets and liabilities. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. Any amounts paid to the counterparties to cover collateral obligations under the terms of the interest rate swap agreements are included in cash deposited with brokers on the Fund’s consolidated statements of assets and liabilities. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of September 30, 2023, the Fund had sixteen outstanding interest rate swap contracts.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Statement of Operations. As of September 30, 2023, the Fund received $1,624,608 in commitment fees. As of September 30, 2023, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount of $1,826,328,433.

Borrower	Type	Principal Amount
123Dentist, Inc.	Delayed Draw	$6,033,937
123Dentist, Inc.	Delayed Draw	3,010,417
1364720 B.C. LTD	Delayed Draw	5,000,000
1364720 B.C. LTD	Revolver	2,000,000
A1 Garage Equity, LLC	Delayed Draw	1,069,849
A1 Garage Equity, LLC	Revolver	1,515,152
AAH Topco, LLC	Delayed Draw	758,996
AAH Topco, LLC	Revolver	423,729
AB Centers Acquisition Corporation	Delayed Draw	4,615,588
AB Centers Acquisition Corporation	Revolver	1,065,136
Abracon Group Holdings, LLC	Delayed Draw	2,857,068
Acclaim Midco, LLC	Delayed Draw	3,589,744
Acclaim Midco, LLC	Revolver	1,435,897
Accuserve Solutions, Inc.	Delayed Draw	6,034,482
ACI Group Holdings, Inc.	Delayed Draw	5,474,381
Acquia, Inc.	Revolver	152,892
Adenza Group, Inc.	Revolver	731,098
ADMA Bilogics, Inc.	Delayed Draw	3,571,429
AEC Parent Holdings, Inc.	Delayed Draw	1,123,541
Affinipay Midco, LLC	Delayed Draw	4,640,884
Affinipay Midco, LLC	Revolver	2,209,945
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	2,724,335
AG-Twin Brook Healthcare	Delayed Draw	46,000,000
AG-Twin Brook Healthcare	Delayed Draw	9,930,556
AG-Twin Brook Healthcare	First Lien Term Loan	1,925,714
Air Comm Corporation, LLC	Delayed Draw	2,027,259
Air Comm Corporation, LLC	Revolver	1,811,692
Alcami Corporation	Delayed Draw	1,908,023
Alcami Corporation	Revolver	3,052,838

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Alera Group Holdings, Inc.	Delayed Draw	$1,012,500
Align Enta Intermediate, Inc.	Delayed Draw	4,265,116
Align Enta Intermediate, Inc.	Revolver	639,767
Alpine Acquisition Corp.	Revolver	285,521
Alpine Intel Intermediate 2, LLC	Delayed Draw	6,250,000
Amba Buyer, Inc.	Delayed Draw	14,257,915
Amerilife Holdings LLC	Delayed Draw	1,636,364
Amerilife Holdings LLC	Revolver	4,318,182
Amerilife Holdings LLC	Delayed Draw	1,818,182
Any Hour, LLC	Delayed Draw	480,000
Any Hour, LLC	Revolver	2,000,000
Apex Service Partners, LLC	Revolver	750,000
Appfire Technologies, LLC	Delayed Draw	6,770,688
Appfire Technologies, LLC	Revolver	980,000
Applied Technical Services LLC	Delayed Draw	681,818
Applied Technical Services LLC	Revolver	545,455
Apryse Software Corp.	Delayed Draw	1,625,000
AQ Sunshine, Inc.	Revolver	27,083
Arcstor Midco, LLC	First Lien Term Loan	198,536
Arcstor Midco, LLC	First Lien Term Loan	1,534
Arcstor Midco, LLC	First Lien Term Loan	122,368
Ardonagh Midco 3 PLC	First Lien Term Loan	11,541,980
Ardurra Group LLC	Delayed Draw	3,884,698
Ardurra Group LLC	Revolver	1,810,345
Armada Parent, Inc.	Delayed Draw	1,000,000
Armada Parent, Inc.	Revolver	2,383,333
ASG II, LLC	Delayed Draw	2,341,217
Aspen Opco, LLC	Revolver	2,840,909
Associations, Inc.	Delayed Draw	5,566,667
Associations, Inc.	Delayed Draw	3,340,000
ATI Restoration, LLC	Delayed Draw	8,045,582
ATI Restoration, LLC	Revolver	544,185
Auveco Holdings, Inc.	Delayed Draw	1,973,684
Auveco Holdings, Inc.	Revolver	1,184,211
Avalara, Inc.	Revolver	3,363,637
AWP Group Holdings, Inc.	Delayed Draw	13,104,959
AWP Group Holdings, Inc.	Revolver	3,117,579
AWT Merger Sub, Inc.	Revolver	928,571
Bamboo US BidCo LLC	Delayed Draw	2,250,775
Bamboo US BidCo LLC	Revolver	943,890
Bausch Receivables Funding LP	Revolver	17,500,000
Beacon Mobility Corp.	Revolver	1,000,000
Belmont Buyer, Inc.	Delayed Draw	1,517,442
Belmont Buyer, Inc.	Revolver	1,264,535
Bendon	Revolver	1,800,000
Benefit Street Technology	Revolver	2,000,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Berlin Packaging LLC	Second Lien Term Loan	$1,797,986
Beta Plus Technologies, Inc.	Revolver	4,669,900
BetterCloud, Inc.	Revolver	6,313,721
BetterCloud, Inc.	First Lien Term Loan	267,624
BetterCloud, Inc.	First Lien Term Loan	404,850
Bigtime Software, Inc.	Delayed Draw	4,680,000
Bigtime Software, Inc.	Revolver	2,327,586
Biocare Medical LLC	Revolver	2,629,630
Blueco 22 Limited	Delayed Draw	457,303
Bluefin Holding, LLC	Revolver	3,365,385
BlueHalo Global Holdings, LLC	Revolver	911,597
Bluesight, Inc.	Revolver	1,200,000
Bounteous, Inc.	Delayed Draw	8,600,000
Bounteous, Inc.	Revolver	408,000
Bullhorn, Inc.	Revolver	320,464
BusinesSolver.com, Inc.	Delayed Draw	4,003,463
Cadence Engines Systems Acquisition, Inc.	Revolver	220,833
Carevet LLC	Delayed Draw	2,303,007
Carevet LLC	First Lien Term Loan	3,468
Carevet LLC	First Lien Term Loan	4,624
Carevet LLC	First Lien Term Loan	2,929
Carevet LLC	First Lien Term Loan	8,788
CC SAG Acquisition Corp.	Delayed Draw	751,748
CC SAG Acquisition Corp.	Revolver	699,301
CC WDW Borrower, Inc.	Delayed Draw	1,631,196
Cerity Partners, LLC	Delayed Draw	13,125,000
Cerity Partners, LLC	Revolver	443,193
CFGI Holdings, LLC	Revolver	1,751,825
Chase Intermediate, LLC	Delayed Draw	45,000,000
Chase Intermediate, LLC	Revolver	1,500,000
Cherry Bekaert Advisory LLC	Revolver	617,089
Citrin Cooperman Advisors, LLC	Delayed Draw	10,998,256
City Line Distributors LLC	Delayed Draw	346,107
City Line Distributors LLC	Revolver	850
Cleo Communications Holding, LLC	Revolver	2,140,000
CNSI Holdings LLC	Revolver	1,735,776
Cobham Holdings, Inc.	Revolver	2,343,750
Community Medical Acquisition Corp.	Delayed Draw	3,832,795
Community Medical Acquisition Corp.	Revolver	957,830
Connect America.com, LLC	Revolver	2,241
Consolidated Label Co.	Revolver	1,917,802
CORA Health Holdings Corp.	Revolver	307,692
Coretrust Purchasing Group LLC	Delayed Draw	4,511,278
Coretrust Purchasing Group LLC	Revolver	4,511,278
Coupa Holdings, LLC	Delayed Draw	2,167,258

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Coupa Holdings, LLC	Revolver	$1,659,449
Covaris Intermediate 3, LLC	Delayed Draw	5,092,105
Covaris Intermediate 3, LLC	Revolver	1,184,211
CPC/Cirtec Holdings, Inc.	Revolver	620,155
CPF Dental, LLC	Delayed Draw	1,742,701
Credit Connection, LLC	Revolver	600,000
CRS TH Holdings Corp	Revolver	4,237,288
Cyara AcquisitionCo, LLC	Revolver	1,590,637
DataLink, LLC	Revolver	846,774
Deca Dental Holdings, LLC	Revolver	648,148
Denali Bidco, Ltd.	Delayed Draw	1,855,288
Denali Midco 2 LLC	Delayed Draw	2,300,000
Dermatopathology Laboratory Of Central States, LLC	Delayed Draw	2,822,580
Dermatopathology Laboratory Of Central States, LLC	Revolver	1,612,903
Disco Parent, LLC	Revolver	331,390
DMC Holdco, LLC	Delayed Draw	3,917,586
DMC Holdco, LLC	Revolver	2,448,281
DTI Holdco, Inc.	Revolver	359,845
Dwyer Instruments, Inc.	Delayed Draw	1,912,917
Dwyer Instruments, Inc.	Revolver	2,139,910
Easy Ice, LLC	Delayed Draw	2,246,332
EC Group Holdings, LLC	Delayed Draw	1,756,329
EC Group Holdings, LLC	Revolver	1,240,378
EdgeCo Buyer, Inc.	Delayed Draw	8,100,000
EDPO, LLC	Delayed Draw	713,333
Emmes Blocker, Inc.	Delayed Draw	1,419,512
Emmes Blocker, Inc.	Delayed Draw	4,456,035
ENT MSO LLC	Delayed Draw	2,322,222
EP Wealth Advisors, LLC	Delayed Draw	8,640,000
ERC Holdings, LLC	Revolver	4,846,826
ESG Investments, Inc.	Delayed Draw	3,750,000
ESG Investments, Inc.	Revolver	2,142,857
Excel Fitness Holdings, Inc.	Delayed Draw	10,657,529
Explorer Investor, Inc.	Delayed Draw	4,181,651
Finastra USA, Inc.	Revolver	10,131,504
Fingerpaint Marketing, Inc.	Revolver	336,022
Fingerpaint Marketing, Inc.	Revolver	100,806
Flint OpCo, LLC	Delayed Draw	3,490,348
Flint OpCo, LLC	Revolver	1,027,252
Flow Control Solutions, Inc.	Revolver	327,405
FLS Holding, Inc.	Revolver	2,000,000
Fortis Life Sciences, LLC	Delayed Draw	6,886,201
Fortis Life Sciences, LLC	Revolver	547,826
Fortis Solutions Group, LLC	Delayed Draw	9,360,000
Fortis Solutions Group, LLC	Revolver	2,787,568

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Fortis Solutions Group, LLC	Delayed Draw	$9,360,000
Foundation Risk Partners, Corp.	Revolver	1,308,430
FQSR, LLC	Delayed Draw	3,875,488
FSS Buyer LLC	Revolver	1,610,390
Gainsight, Inc.	Revolver	1,350,000
Galway Borrower LLC	Delayed Draw	17,496,000
Galway Borrower LLC	Revolver	2,682,488
Gateway US Holdings, Inc.	Delayed Draw	752,237
Gateway US Holdings, Inc.	Delayed Draw	179,996
Gateway US Holdings, Inc.	Revolver	854,815
GMES Intermediate Holdings, LLC	Delayed Draw	3,431,611
GMES Intermediate Holdings, LLC	Revolver	4,102,564
GovBrands Intermediate, Inc.	Delayed Draw	905,972
GovBrands Intermediate, Inc.	Revolver	601,144
Govdelivery Holdings, LLC	Revolver	198,469
Govdelivery Holdings, LLC	First Lien Term Loan	44,841
Graffiti Buyer, Inc.	Delayed Draw	1,561,317
Graffiti Buyer, Inc.	Revolver	1,316,879
Groundworks, LLC	Delayed Draw	1,851,309
Groundworks, LLC	Revolver	837,696
GS Acquisitionco, Inc.	Revolver	690,589
GS Acquisitionco, Inc.	Revolver	437,327
GS Seer Group Borrower LLC	Delayed Draw	2,752,294
GS Seer Group Borrower LLC	Revolver	733,945
GSV Holding, LLC	Delayed Draw	16,535,262
GTCR F Buyer Corp.	Delayed Draw	486,533
GTCR F Buyer Corp.	Revolver	1,000
Helium Acquirer Corporation	Delayed Draw	16,220,425
Helium Acquirer Corporation	Revolver	1,073,820
HemaSource, Inc.	Revolver	5,000,000
Heniff Holdco, LLC	Revolver	1,542,090
Higginbotham Insurance Agency, Inc.	Delayed Draw	48,800,000
Home Service Topco IV, Inc.	Delayed Draw	4,757,325
Home Service Topco IV, Inc.	Revolver	1,066,677
HPS Business Services	Delayed Draw	357,715
HPS Financials	Delayed Draw	84,375
HPS Financials	Delayed Draw	122,935
HPS Health Care	Delayed Draw	598,039
HPS Health Care	Delayed Draw	4,239
HPS Industrials	Delayed Draw	795,333
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	55,929,459
HPS Technology	Revolver	250,000
HPS Technology	Delayed Draw	4,878,172
HS Spa Holdings, Inc.	Revolver	266,661

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Hyland Software, Inc.	Revolver	$2,745,701
iCIMS, Inc.	Delayed Draw	1,211,383
iCIMS, Inc.	Revolver	1,994,743
Iconic Purchaser Corporation	Revolver	925,128
IG Investment Holdings, LLC	Revolver	614,162
Imagefirst Holdings, LLC	Delayed Draw	214,286
Imagine Acquisitionco, Inc.	Delayed Draw	1,607,717
Imagine Acquisitionco, Inc.	Revolver	1,157,556
Indigo Buyer, Inc.	Revolver	1,666,667
Individual FoodService	Revolver	1,234,152
Innovetive Petcare, LLC	Delayed Draw	425,303
Integrated Oncology Network, LLC	Revolver	8,396
Integrated Oncology Network, LLC	Delayed Draw	1,114,395
Integrated Oncology Network, LLC	Revolver	13,470
Integrated Power Services	Revolver	2,730,835
Integrity Marketing Acquisition, LLC	Delayed Draw	103,135,316
Integrity Marketing Acquisition, LLC	Revolver	10,367,536
Integrity Marketing Acquisition, LLC	Delayed Draw	782,000
Integrity Marketing Acquisition, LLC	Delayed Draw	10,350,000
Invicti Intermediate 2, LLC	Revolver	1,090,909
IQN Holding Corp.	Delayed Draw	2,020,107
IQN Holding Corp.	Revolver	1,540,107
IvyRehab Intermediate II, LLC	Revolver	3,837,719
J S Held, LLC	Delayed Draw	2,934,851
JTM Foods, LLC	Delayed Draw	115,560
Kaseya, Inc.	Delayed Draw	3,849,344
Kaseya, Inc.	Revolver	3,070,511
KBP Investments LLC	Delayed Draw	3,444,691
KENG Acquisition, Inc.	Delayed Draw	7,584,677
KENG Acquisition, Inc.	Revolver	2,903,226
Kensington Private Equity Fund	Delayed Draw	6,800,000
Keystone Agency Investors	Delayed Draw	2,177,385
Kings Buyer, LLC	Revolver	201,719
Komline-Sanderson Group, Inc.	Delayed Draw	4,687,500
Komline-Sanderson Group, Inc.	Revolver	1,562,500
KPSKY Acquisition, Inc.	Delayed Draw	1,443,750
Kriv Acquisition, Inc.	Delayed Draw	4,700,665
Kriv Acquisition, Inc.	Revolver	3,760,532
KWOR Acquisition, Inc.	Delayed Draw	11,133,545
KWOR Acquisition, Inc.	Revolver	316,356
LeadsOnline, LLC	Revolver	1,176,470
Liberty Purchaser, LLC	Delayed Draw	37,291
Liberty Purchaser, LLC	Revolver	133,183
Lido Advisors, LLC	Delayed Draw	11,166,667

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Life Science Intermediate Holdings, LLC	Revolver	$656,657
Life Science Intermediate Holdings, LLC	Delayed Draw	1,899,266
Lightbeam Bidco, Inc.	Delayed Draw	1,168,451
Lightbeam Bidco, Inc.	Revolver	810,126
LJ Avalon Holdings, LLC	Delayed Draw	2,219,828
LJ Avalon Holdings, LLC	Revolver	1,034,483
LJ Perimeter Buyer, Inc.	Delayed Draw	2,433,798
LMG Holdings, Inc.	Revolver	285,714
Majco LLC	Delayed Draw	2,316,667
Majco LLC	Revolver	1,666,667
Management Consulting & Research, LLC	Delayed Draw	902,079
Management Consulting & Research, LLC	Revolver	1,254,480
ManTech International Corporation	Delayed Draw	8,616,244
ManTech International Corporation	Revolver	6,322,077
Margaritaville Enterprises LLC	Delayed Draw	1,103,375
Margaritaville Enterprises LLC	Revolver	312,500
MBS Holdings, Inc.	Revolver	1,067,797
Mc Group Ventures Corporation	Delayed Draw	1,524,038
MEI Buyer, LLC	Delayed Draw	2,079,379
MEI Buyer, LLC	Revolver	2,287,317
Mercury Bidco LLC	Revolver	2,040,816
MGT Merger Target, LLC	Delayed Draw	1,408,046
MGT Merger Target, LLC	Revolver	3,103,448
Mindbody, Inc.	Revolver	1,428,571
MN Acquisition, Inc.	Revolver	654,167
Modigent, LLC	Delayed Draw	2,479,288
Modigent, LLC	Revolver	103,687
Monarch Landscape Holdings, LLC	Delayed Draw	3,252,271
More Cowbell II LLC	Delayed Draw	7,836,737
More Cowbell II LLC	Revolver	8,096,064
Motion & Control Enterprises LLC	Revolver	1,410,566
MRI Software LLC	Revolver	6,494,333
National Dentex Labs LLC	Delayed Draw	22,549
National Dentex Labs LLC	Delayed Draw	4,010
National Dentex Labs LLC	Revolver	298,851
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	10,415,858
Netwrix Corporation And Concept Searching, Inc.	Revolver	2,152,500
New Era Merger Sub, Inc.	Revolver	376,426
New ILC Dover, Inc.	Revolver	607,218
NL1 Acquire Corp.	Delayed Draw	1,182,780
North Star Acquisitionco LLC	Delayed Draw	1,831,999
North Star Acquisitionco LLC	Revolver	2,198,398
Northstar Recycling, Inc.	Revolver	2,000,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Novotech (Australia) Pty Limited	Delayed Draw	$3,125,000
Oakbridge Insurance Agency LLC	Delayed Draw	9,264,138
Oakbridge Insurance Agency LLC	Revolver	315,805
OB Hospitalist Group	Revolver	938,931
OIA Acquisition, LLC	Delayed Draw	459,000
OIA Acquisition, LLC	Revolver	1,928,571
OIS Management Services, LLC	Delayed Draw	3,016,923
OIS Management Services, LLC	Revolver	1,423,077
Oliver Packaging, LLC	Revolver	380,952
Olympic Buyer, Inc.	Revolver	1,960,784
Omni Intermediate Holdings, LLC	Delayed Draw	3,626,657
Omni Intermediate Holdings, LLC	Revolver	1,690,141
OneCare Media, LLC	Revolver	1,333,333
Ons Mso, LLC	Revolver	4,237,508
Oranje Holdco, Inc.	Revolver	1,629,556
Org USME Buyer, LLC	Delayed Draw	743,478
Org USME Buyer, LLC	Revolver	337,043
Orion Group FM Holdings, LLC	Delayed Draw	1,970,276
Orion Group FM Holdings, LLC	Delayed Draw	21,710,526
Orion Group FM Holdings, LLC	Revolver	3,878,947
Orion Group FM Holdings, LLC	Revolver	640
Pareto Health Intermediate Holdings, Inc.	Revolver	1,852,989
Pasadena Performance Holdco, LLC	Delayed Draw	50,000,000
Pathstone Family Office, LLC	Delayed Draw	4,747,599
Pathstone Family Office, LLC	Revolver	2,579,261
Patriot Growth Insurance Services, LLC	Delayed Draw	1,854,545
Patriot Growth Insurance Services, LLC	Delayed Draw	10,341,279
Patriot Growth Insurance Services, LLC	Revolver	2,660,377
Pavion Corp.	Delayed Draw	23,667
PC Dreamscape Opco, Inc.	Delayed Draw	3,289,474
PC Dreamscape Opco, Inc.	Revolver	1,315,789
PCS Software, Inc.	Revolver	363,714
PCX Holding Corp.	Revolver	437,500
PDQ	Revolver	1,764,706
Penn TRGRP Holdings LLC	Delayed Draw	2,529,467
Penn TRGRP Holdings LLC	Revolver	10,169,958
People Corporation	Delayed Draw	4,932,989
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	1,500,000
Petrus Buyer, Inc.	Delayed Draw	5,494,505
Petrus Buyer, Inc.	Revolver	1,923,077
Phynet Dermatology LLC	Delayed Draw	3,099,283
Pinnacle Dermatology Management, LLC	Delayed Draw	1,221,649
Pinnacle Dermatology Management, LLC	Revolver	154,639
Pinnacle Treatment Centers, Inc.	Revolver	9,363
Pinnacle Treatment Centers, Inc.	Revolver	109,074
Pinstripe Holdings LLC	Delayed Draw	952,381

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Pinstripe Holdings LLC	Revolver	$2,539,683
Planet US Buyer LLC	Revolver	814,815
Potter Electric Signal Company, LLC	Delayed Draw	1,588,734
Potter Electric Signal Company, LLC	Revolver	637,591
POY Holdings, LLC	Delayed Draw	989,658
POY Holdings, LLC	Revolver	2,406,511
PPV Intermediate Holdings LLC	Revolver	2,538,076
PPV Intermediate Holdings LLC	Delayed Draw	1,121,528
PPV Intermediate Holdings LLC	Delayed Draw	61,985,174
PPV Intermediate Holdings LLC	First Lien Term Loan	1,265,000
Practicetek Purchaser, LLC	Delayed Draw	2,076,461
Practicetek Purchaser, LLC	Revolver	500
Prime Buyer, LLC	Revolver	3,502,653
Process Insights	Delayed Draw	1,620,679
Process Insights	Revolver	1,620,679
ProcessUnity Holdings, LLC	Revolver	1,000,000
PT Intermediate Holdings III, LLC	Delayed Draw	1,528,083
QF Holdings, Inc.	Revolver	166,667
Quality Automotive Services, LLC	Revolver	1,477,132
Quantic Electronics, LLC	Delayed Draw	953,898
Questel International	First Lien Term Loan	53,690
R&T Acquisitions, LLC	Delayed Draw	5,770,569
R&T Acquisitions, LLC	Revolver	2,308,228
R1 Holdings LLC	Delayed Draw	2,433,183
R1 Holdings LLC	Revolver	2,097,285
Race Winning Brands, Inc.	Revolver	1,878,690
Radwell Parent, LLC	Revolver	2,616,104
Radwell Parent, LLC	Delayed Draw	7,303,400
Rally Buyer, Inc.	Delayed Draw	4,964,200
Rally Buyer, Inc.	Revolver	3,182,180
Ranger Buyer, Inc.	Revolver	1,923,077
Raven Buyer, Inc.	Revolver	1,513,636
RB Holdings Interco, LLC	Delayed Draw	2,770,160
RB Holdings Interco, LLC	Revolver	184,677
RCS Industrials	Revolver	285,714
RCS Technology	Revolver	118,056
Recorded Books Inc.	Revolver	1,283,423
Recorded Future, Inc.	Revolver	178,771
Redwood Services Group, LLC	Delayed Draw	10,297,210
RefrigiWear, LLC	Revolver	2,601,896
Revalize, Inc.	Revolver	595,875
Riser Merger Sub, Inc.	Delayed Draw	2,683,584
Riskonnect Parent, LLC	Delayed Draw	30,882,250

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
RPM Intermediate Holdings, Inc.	Delayed Draw	$2,678,571
RQM Buyer, Inc.	Delayed Draw	4,687,500
RSC Acquisition, Inc.	Revolver	8,690,548
RSC Acquisition, Inc.	Delayed Draw	5,036,400
S4T Holdings Corp.	Delayed Draw	909,091
Safety Borrower Holdings	Revolver	338,983
SailPoint Technologies, Inc.	Revolver	603,840
Securonix, Inc.	Revolver	2,288,135
SEI Holding I Corporation	Delayed Draw	1,055,716
SEI Holding I Corporation	Revolver	1,439,535
Seismic Software, Inc.	Revolver	272,390
Seismic Software, Inc.	Delayed Draw	18,857,143
Seko Global Logistics Network, LLC	Revolver	55,009
Service Compression, LLC	First Lien Term Loan	869,794
Service Compression, LLC	Delayed Draw	237,200
Shermco Intermediate Holdings, Inc.	Delayed Draw	672,857
SimpliSafe Holding Corporation	Delayed Draw	3,462,963
SintecMedia NYC, Inc.	Revolver	2,118,644
Smile Doctors, LLC	Delayed Draw	5,000,000
Smile Doctors, LLC	Revolver	2,208,481
Sonar Acquisitionco, Inc.	Revolver	2,693,750
Sonny’s Enterprises, LLC	Delayed Draw	1,409,719
Sonny’s Enterprises, LLC	Revolver	1,221,756
Sonny’s Enterprises, LLC	Revolver	640,244
Southern Air & Heat Holdings, LLC	First Lien Term Loan	31,945,565
Spanx, LLC	Revolver	8,870,855
Spartronics LLC	Revolver	1,098,926
Stanton Carpet Corp.	Revolver	1,189,468
Stepping Stones Healthcare Services, LLC	Delayed Draw	1,352,000
Stepping Stones Healthcare Services, LLC	Revolver	1,720,000
Summit Buyer, L.L.C.	Delayed Draw	23,636,364
Summit Buyer, L.L.C.	Delayed Draw	1,008,323
Summit Buyer, L.L.C.	Revolver	3,158,306
Sunland Asphalt & Construction, LLC	Delayed Draw	4,453,125
Sunland Asphalt & Construction, LLC	First Lien Term Loan	4,544
Superman Holdings LLC	Delayed Draw	190,476
SureWerx Purchaser III, Inc.	Delayed Draw	1,875,000
SureWerx Purchaser III, Inc.	Revolver	412,500
SWK Buyer, Inc.	Revolver	429,825
Syntax Systems Ltd.	Delayed Draw	4,950,495
Syntax Systems Ltd.	Revolver	660,066
Tamarack Intermediate, L.L.C.	Revolver	2,524,330

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Tank Holding Corp.	Revolver	$237,389
Tank Holding Corp.	Delayed Draw	1,499,400
TerSera Therapeutics, LLC	Revolver	531,828
The Arcticom Group, LLC	Revolver	142,857
The Arcticom Group, LLC	Delayed Draw	9,829,763
The Smilist Management, Inc.	First Lien Term Loan	854,580
The Smilist Management, Inc.	Revolver	213,645
The Ultimus Group Midco, LLC	Revolver	1,261,725
The Vertex Companies, Inc.	Revolver	867,391
TheKey, LLC	Delayed Draw	19,468,737
THG Acquisition, LLC	Delayed Draw	2,535,552
THG Acquisition, LLC	Revolver	578,576
Thunder Purchase, Inc.	Revolver	450,757
TigerConnect, Inc.	Delayed Draw	506,068
TigerConnect, Inc.	Revolver	1,875,000
Tilley Chemical Co., Inc.	Revolver	2,555,556
Time Manufacturing Acquisition, LLC	Revolver	1,369,863
Titan Group Holdco, LLC	Revolver	2,500,000
Trackforce Acquireco, Inc.	Revolver	667,845
Transtar Holding Company	Delayed Draw	1,448,276
Treehouse Child Limited	Delayed Draw	1,132,075
Tribute Technology Holdings, LLC	Revolver	2,441,489
Trilon Group LLC	Delayed Draw	39,660,256
Trintech, Inc.	Revolver	2,332,508
Troy Gastroenterology, P.C.	Revolver	197,044
Trunk Acquisition, Inc.	Revolver	3,693,049
Turbo Buyer, Inc.	Delayed Draw	2,535,359
TurningPoint Healthcare Solutions, LLC	Revolver	1,816,524
U.S. Hospitality Publishers, Inc.	Delayed Draw	1,842,105
U.S. Hospitality Publishers, Inc.	Revolver	526,316
Ubeo, LLC	Revolver	2,041,045
United Digestive MSO Parent, LLC	Delayed Draw	8,233,571
United Digestive MSO Parent, LLC	Revolver	4,116,786
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	1,724,138
Urology Management Holdings, Inc.	Delayed Draw	3,266,667
Urology Management Holdings, Inc.	Revolver	1,190,476
USHV Management, LLC	Delayed Draw	3,891,892
USRP Holdings, Inc.	Delayed Draw	8,555,556
USRP Holdings, Inc.	Delayed Draw	11,494,523
USRP Holdings, Inc.	Revolver	3,790,774
V Global Holdings LLC	Revolver	9,179,609
Vale Insurance Services LLC	Revolver	2,419,355
VASA Fitness Buyer, Inc.	Delayed Draw	1,253,000
VASA Fitness Buyer, Inc.	Revolver	208,833
Vista Finanials	Delayed Draw	5,000,000
Vista Technology	Delayed Draw	14,800,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Vital Care Buyer, LLC	Revolver	$1,777,778
VPP Intermediate Holdings, LLC	Delayed Draw	4,480,350
VRC Companies, LLC	Delayed Draw	266,602
VRC Companies, LLC	Revolver	452,517
VSG Acquisition Corp.	Delayed Draw	5,681,667
VSG Acquisition Corp.	Revolver	2,105,833
Water Holdings Acquisition, LLC	Delayed Draw	7,635,616
Water Holdings Acquisition, LLC	Revolver	1,151,036
Wealth Enhancement Group, LLC	Revolver	439,990
Web P.T., Inc.	Revolver	1,151,786
Wilson Electronics Holdings, LLC	Delayed Draw	9,226,000
WorkForce Software, LLC	Revolver	463,235
Zavation Medical Products, LLC	Revolver	1,743,243
ZB Holdco LLC	Delayed Draw	1,320,942
Zendesk, Inc.	Delayed Draw	461,957
Total		$1,826,328,433

Valuation of Investments

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 established requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board of Trustees of the Fund (the “Board”) designated the Investment Manager as its valuation designee to perform fair value determinations (the “Valuation Designee”) and approved new Valuation Procedures for the Fund. The Board has approved the valuation policy and procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Corporate loans are generally valued using unobservable pricing inputs received from the Fund’s investment partners or other third-party pricing services. The Investment Manager will continuously monitor the valuations of Fund investments provided by investment partners or other third-party pricing services and review any material concerns with the Valuation Committee. The Investment Manager may conclude, however, in certain circumstances, that a fair valuation provided by an investment partner or other third-party pricing service does not represent the fair value of a Fund investment and is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund might value such investment at a discount or a premium to the value it receives from an investment partner or other third-party pricing service, in accordance with the Fund’s valuation procedures. Any such decision would be made in good faith, and subject to the review and supervision of the Valuation Committee. The Investment Manager may choose to value certain immaterial direct corporate loans internally upon approval of the Valuation Committee. The Board will consider, no less frequently than quarterly, all relevant information and the reliability of pricing information provided by the investment partners or other third-party pricing services. Additionally, the values of the Funds’ direct loan investments are adjusted daily based on the estimated total return that the asset will generate during the current quarter. The Investment Manager, other third-party pricing services and the Valuation Committee monitor these estimates regularly and update them as necessary if macro or individual changes warrant any adjustments. At the end of the quarter, each direct loan’s value is adjusted based on the actual income and appreciation or depreciation realized by such loan when its quarterly valuations and income are reported. This information is updated as soon as the information becomes available.

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the first paragraph within this valuation of investments section.

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Valuation Designee is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Valuation Designee will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Consolidated Schedule of Investments and footnote 18 thereto. For the six months ended September 30, 2023, the average balance outstanding and weighted average interest rate were $3,980,410 and 7.02%, respectively.

	September 30, 2023
	Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30 – 90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$—	$—	$4,275,000	$—	$4,275,000
Total	$—	$—	$4,275,000	$—	$4,275,000

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as most recently amended effective August 18, 2023, provides for borrowings on a committed basis in an aggregate principal amount up to $3,075,000,000. Under the Facility, the Fund has received a single 7-year term loan in the amount of $500,000,000 (“Term Loan”) and may borrow up to an additional $2,575,000,000 on a revolving basis (the “Revolving Loan”). The Fund may request the Revolving Loan to be increased from time to time up to an aggregate amount of $3,050,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on March 17, 2028, and the Term Loan matures on March 28, 2029. As of September 30, 2023, the Term Loan balance was $400,000,000.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes. For the six months ended September 30, 2023, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Term Loan were $474,043,716, $500,000,000 and 7.21%, respectively. For the six months ended September 30, 2023, the

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

average balance outstanding, maximum amount borrowed and weighted average interest rate under the Revolving Loan were $998,573,770, $1,415,000,000 and 7.25%, respectively. In addition, the interest rate at period end on the Term Loan and Revolving Loan were 7.54% and 7.47%, respectively. The interest expense during the six months ended September 30, 2023, was $55,403,426. Commitment fees incurred are prepaid and amortized over the term of the loan. For the six months ended September 30, 2023, commitment fees were $1,624,608. Unused commitment fees for the six months ended September 30, 2023, were $529,000.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of September 30, 2023.

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On September 29, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the consolidated schedule of swap contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships. See Notes 10 and 11 for more information regarding the interest rate swaps.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

The table below sets forth a summary of the key terms of the series of Notes outstanding at September 30, 2023.
Series	Principal Outstanding September 30, 2023	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value September 30, 2023	Fair Value September 30, 2023	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$64,055	$39,591,446	$610,344,499	$584,985,112	4.10%	5.24%	March 28, 2027
A	250,000,000	Semi-Annual	23,480	10,846,247	239,130,273	224,994,274	4.10%	4.89%	March 28, 2027
B	215,000,000	Semi-Annual	788,693	7,174,100	207,037,207	207,707,682	5.44%	6.62%	July 19, 2025
C	130,000,000	Semi-Annual	547,034	5,642,615	123,810,351	124,152,631	5.50%	6.77%	July 19, 2026
D	10,000,000	Semi-Annual	42,077	428,962	9,528,961	9,550,202	5.50%	7.05%	July 19, 2026
E	130,000,000	Semi-Annual	588,054	6,898,101	122,513,845	122,529,261	5.61%	6.77%	July 19, 2027
F	160,000,000	Semi-Annual	780,340	11,728,587	147,491,073	147,011,321	5.72%	7.13%	July 19, 2029
G	40,000,000	Semi-Annual	195,087	2,923,374	36,881,539	36,752,830	5.72%	7.43%	July 19, 2029
H	34,000,000	Semi-Annual	230,718	374,292	33,394,990	33,785,050	7.06%	7.89%	December 6, 2025
I	95,000,000	Semi-Annual	1,100,826	1,476,844	92,422,330	94,127,563	7.10%	8.23%	December 6, 2027
I	10,000,000	Semi-Annual	73,628	157,371	9,769,001	9,908,165	7.10%	7.05%	December 6, 2027
J	141,000,000	Semi-Annual	1,898,359	3,253,514	135,848,127	138,982,291	7.17%	8.38%	December 6, 2029
K	115,200,000	Semi-Annual	903,950	1,719,010	112,577,040	113,951,883	6.75%	7.98%	August 4, 2026
L	304,800,000	Semi-Annual	2,440,089	8,784,867	293,575,044	298,471,749	6.77%	8.28%	August 4, 2028
M	114,000,000	Semi-Annual	920,361	5,168,524	107,911,115	110,169,180	6.81%	8.46%	August 4, 2030
N	66,000,000	Semi-Annual	536,197	4,443,098	61,020,705	62,892,531	6.99%	8.70%	August 4, 2033
Total	$2,465,000,000		$11,132,948	$110,610,952	$2,343,256,100	$2,319,971,725

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 7.19% to 7.71%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

3. Principal Risks

Debt Securities

Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Economic Downturn or Recession and Other Market Disruptions

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies, terrorism, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

3. Principal Risks (continued)

International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

LIBOR Discontinuation Risk

LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests have also paid interest at floating rates based on LIBOR.

The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR tenors, including some U.S. dollar LIBOR tenors, on December 31, 2021, and ceased publishing the remaining and most liquid U.S. dollar LIBOR tenors on June 30, 2023. As a result, many market participants have transitioned to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. The UK Financial Conduct Authority has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. dollar LIBOR settings after June 30, 2023 through at least September 30, 2024.The U.S. Federal Reserve, based on the recommendations of the Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators) of the New York Federal Reserve (NYFR), has begun publishing SOFR, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Specifically, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

3. Principal Risks (continued)

SOFR RISK

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR. If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.00% on an annualized basis of the Fund’s Net Assets. The Investment Manager has contractually agreed to an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, distribution and servicing fees, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.25% of the average daily net assets of Class I Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limitation and Reimbursement Agreement. The Expense Limitation and Reimbursement Agreement has an initial two-year term, which ends two years from the date of commencement of the Fund’s operations. The Expense Limitation and Reimbursement Agreement automatically renewed for consecutive one-year terms thereafter, and was terminated effective March 6, 2023.

The Fund may, at the discretion of the Investment Manager and subject to Board and shareholder approval, allocate its assets amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager (“allocated portion”). There are currently no sub-advisers managing assets of the Fund.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

4. Investment Advisory and Other Agreements (continued)

For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses were absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. For the six months ended September 30, 2023, the Investment Manager did not recover any previously waived expenses.

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six months ended September 30, 2023, the Fund’s allocated UMBFS fees are reported on the Consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. For the six months ended September 30, 2023, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2023, are reported on the Consolidated Statement of Operations.

5. Fair Value of Investments

Fair value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•  Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•  Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of September 30, 2023:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$401,909,668	$10,336,129,826	$—	$10,738,039,494
Private Investment Vehicles	—	—	35,959,424	5,894,254,570	5,930,213,994
Collateralized Loan Obligations	—	55,131,707	71,191,280	—	126,322,987
Preferred Stocks	—	—	96,435,944	—	96,435,944
Common Stocks	—	—	10,132,029	—	10,132,029
Subordinated Debt	—	—	107,512,437	—	107,512,437
Warrants	—	—	6,112,210	—	6,112,210
Short-Term Investments	258,615,190	—	—	—	258,615,190
Total Investments, at fair value	$258,615,190	$457,041,375	$10,663,473,150	$5,894,254,570	$17,273,384,285
Other Financial Instruments[1]
Forward Contracts	$—	$4,680,180	$—	$—	$4,680,180
Total Assets	$258,615,190	$461,721,555	$10,663,473,150	$5,894,254,570	$17,278,064,465
Liabilities
Investments, at fair value
Reverse Repurchase Agreement	$—	$4,275,000	$—	$—	$4,275,000
Other Financial Instruments[1]
Forward Contracts	—	405,089	—	—	405,089
Swap Contracts	—	110,610,952	—	—	110,610,952
Total Liabilities, at fair value	$—	$115,291,041	$—	$—	$115,291,041

1    Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the six months ended September 30, 2023:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2023	$9,091,742,653	$35,925,426	$81,824,551	$88,528,773	$162,219,034	$4,928,283	$8,443,546	$9,473,612,266
Purchases	4,024,084,023	70,000	29,786,850	7,274,999	1,094,470	—	100,000	4,062,410,342
Sales/Paydowns	(892,211,397)	—	—	—	(54,054,054)	—	—	(946,265,451)
Realized gains (losses)[1]	3,268,762	—	—	—	1,882,304	—	—	5,151,066
Original issue discount and amendment fees	(26,893,794)	325,454	—	—	—	—	—	(26,568,340)
Accretion	7,906,309	—	81,579	—	31,032	—	—	8,018,920
Change in Unrealized appreciation (depreciation)	44,957,862	(361,456)	(2,725,956)	632,172	(3,660,349)	1,183,927	1,588,483	41,614,683
Transfers In2	—	—	9,800,712	—	—	—	—	9,800,712
Transfers Out[3]	(1,916,724,592)	—	(47,576,456)	—	—	—	—	(1,964,301,048)[4]
Balance as of September 30, 2023	$10,336,129,826	$35,959,424	$71,191,280	$96,435,944	$107,512,437	$6,112,210	$10,132,029	$10,663,473,150
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2023	$46,606,230	$(361,457)	$(605,943)	$632,173	$(3,660,349)	$1,183,927	$1,588,483	$45,383,064

1    Senior Secured Loans includes paydown gains (losses) of $3,415,937.

2    Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

3    Transferred from Level 3 to Level 2 because observable market data became available for the investments.

4       $1,826,328,433 represents unfunded loan commitments.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2023.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Collateralized Loan Obligations	$ 71,191,280	Income approach	Interest Rate/ Discount Margin	6.35% – 22.00%	11.43%	Decrease
			Default Rate	3 CDR	3 CDR	Decrease
			Recovery Rate	65%	65%	Increase
			Term	Maturity, or Reinvestment +24 months	N/A	Decrease
			Prepayment Assumptions	15 CPR	15 CPR	Increase
			Reinvestment Assumptions	$99.00	$99.00	Decrease
Common Stocks	100,000	Market approach	Recent Transaction Price	$1.00 – $1.09	$1.05	Increase
	6,814,574	Market approach	LTM Revenue Multiple	2.2x	2.2x	Increase
	998,767	Market approach	Run Rate Adj. EBITDA Multiple	8.0x	8.0x	Increase
	2,218,688	Market approach	LTM EBITDA Multiple	15.0x – 25.0x	24.1x	Increase
Preferred Stocks	7,275,000	Market approach	Recent Transaction Price	$970	$970	Increase
	89,160,944	Income approach/ Market Approach	Discount Rate	13.29%	13.29%	Increase
			Run Rate Adj. EBITDA Multiple	8.0x	8.0x	Increase
			LTM Revenue Multiple	2.5x – 5.8x	3.8x	Increase
			LTM EBITDA Multiple	10.0x – 21.0x	15.8x	Increase
Private Investment Vehicles	70,000	Market approach	Recent Transaction Price	$100 – $50,000	$35,743	Increase
	35,889,424	Income approach	Weighted Average Cost of Capital	5.83% – 19.43%	7.82%	Decrease
Senior Secured Loans	6,133,829,887	Income approach	Discount Rate	3.15% – 21.82%	9.99%	Decrease
			LTM Revenue ($ Millions)	$29 – $8,052	$458	Increase
			Debt/EBITDA	0.4x – 39.5x	5.5x	Decrease
			Interest Coverage	0.0x – 11.2x	1.5x	Increase

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
	15,285,601	Market approach	Enterprise value ($ Millions)	$19 – $179	$122	Increase
	4,187,014,338	Market approach	Recent Transaction Price	$82.00 – $100.00	$97.66	Increase
Subordinated Debt	5,500,000	Market approach	LTM EBITDA Multiple	11.0x	11.0x	Increase
	102,012,437		Discount Rate	9.95% – 20.39%	12.08%	Decrease
			LTM Revenue ($ Millions)	$266 – $1,873	$576	Increase
			Debt/EBITDA	8.0x – 10.3x	8.6x	Decrease
			Interest Coverage	1.0x – 2.7x	2.5x	Increase
Warrants	1,343,066	Market approach	Enterprise value ($ Millions)	$119 – $3,716	$3,000	Decrease
	4,769,144	Income approach	Exercise Price	$1.65 – $34.50	$4.87	Decrease
			Expected Volatility	57% – 82%	59%	Increase
	$ 10,649,523,150

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day at NAV per share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

6. Capital Stock (continued)

retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the six months ended September 30, 2023 are as follows:
Commencement Date	April 13, 2023	July 13, 2023
Repurchase Request	May 15, 2023	August 14, 2023
Repurchase Pricing date	May 15, 2023	August 14, 2023

Net Asset Value as of Repurchase Offer Date
Class I	$10.55	$10.61

Amount Repurchased
Class I	$426,176,095	$209,099,616

Percentage of Outstanding Shares Repurchased
Class I	3.67%	1.63%

7. Federal Income Taxes

Fund Income Tax

At September 30, 2023, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments including proceeds from reverse repurchase agreements	$17,292,719,149
Gross unrealized appreciation	235,774,093
Gross unrealized depreciation	(259,383,957)
Net unrealized depreciation on investments	$(23,609,864)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Unrealized appreciation/(depreciation)
Investments	(66,567,767)
Foreign Currency	—
Organizational costs	(37,916)
Total distributable earnings	$(66,605,683)

The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	2022	2021
Distribution paid from:
Ordinary income	$565,713,472	$165,497,728
Return of Capital	122,545,406	28,307,888
Net long-term capital gains	—	7,900,814
Total distributions paid	$688,258,878	$201,706,430

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

7. Federal Income Taxes (continued)

Domestic Blocker Income Tax

CCLF Holdings LLC and CCLF Holdings (D3) LLC (the “Domestic Blockers”) recorded provisions for income tax expense (benefit) for the year ended March 31, 2023, in the amount of $920,607. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

Deferred	$920,607

As of March 31, 2023, temporary differences between financial and tax reporting that give rise to deferred income taxes totaled $1,421,142, resulting principally from differences in the recognition of income from partnership investments and the treatment of unrealized appreciation/depreciation. The Domestic Blockers have a net deferred tax liability recorded as of March 31, 2023. Should a net deferred tax asset exist in the future, the Domestic Blockers will assess whether a valuation allowance should be booked to reserve against that asset.

The statutory rate and effective federal rate is 21%. The Fund is currently using an estimated tax rate of 3.95% for state and local tax, net of federal tax benefit.

8. Investment Transactions

For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term investments, were $5,344,996,587 and $1,374,099,791 respectively.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign exchange currency contracts and swap contracts for the six months ended September 30, 2023 in order to hedge overall portfolio currency risk and interest rate risk, respectively. By entering into forward foreign exchange currency contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract. By entering into swap agreements, the Fund agrees to exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. The Fund may be susceptible to losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected, and are subject to counterparty credit, liquidity, valuation, correlation and leverage risk.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

10. Derivatives and Hedging Disclosures (continued)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. Forward contracts are not designated as hedging instruments. Interest rate swap contracts are designated as hedging instruments. The fair values of derivative instruments as of September 30, 2023, and the realized and unrealized gain (loss) during the six months ended September 30, 2023 by risk category are as follows:

Derivatives Designated as Hedging Instruments
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Asset Derivatives	Liability Derivatives
		Value	Value
Net unrealized depreciation on swap contracts	Interest Rate Swap Contracts	$—	$110,610,952
Total		$—	$110,610,952
Derivatives Not Designated as Hedging Instruments
		Asset Derivatives	Liability Derivatives
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Value	Value
Net unrealized appreciation on forward foreign currency exchange contracts	Forward Contracts	$3,997,412	$277,679
Total		$3,997,412	$277,679
Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward foreign currency exchange contracts	$12,240,112	$12,240,112
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward foreign currency exchange contracts	$3,487,818	$3,487,818

The quarterly average volumes of derivative instruments as of September 30, 2023 are as follows:

Derivatives Instruments	Short Forward Contracts	Long Swap Contracts
Forward foreign currency exchange contracts	26	—
Interest rate contracts	—	13

11. Disclosures about Offsetting Assets and Liabilities

The FASB’s Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the fund and each of its counterparties. These agreements allow the fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the fund from its counterparties are not fully collateralized contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

11. Disclosures about Offsetting Assets and Liabilities (continued)

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of each derivative contract. As of September 30, 2023, the Fund is subject to master netting arrangements for forward foreign currency exchange contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2023:

Description	Counter Party	Gross Amount of Assets/ Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities
					Financial Instruments*	Cash Collateral Pledged*	Net Amount
Liabilities
Unrealized depreciation on swap contracts	PNC Bank, N.A	$(75,815,213)	$—	$(75,815,213)	$—	$(75,815,213)	$—
Unrealized depreciation on swap contracts	MUFG Bank, Ltd.	(34,795,739)	—	(34,795,739)	—	(34,795,739)	—
Total Liabilities		$(110,610,952)	$—	$(110,610,952)	$—	$(110,610,952)	$—

*       Amounts relate to master netting agreements and collateral agreements which have been determined by the Investment Manager to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

12. Related Party Transactions and Arrangements

Transactions related to investments in affiliated and controlled affiliated companies for the six months ended September 30, 2023 were as follows:

Affiliated Investment Company	Type of Asset	Industry	Beginning Value at March 31, 2023	Purchases at Cost	Proceeds from Sales	Dividend Income	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2023
FBLC Senior Loan Fund LLC[1]	Investment Fund	Diversified	71,110,878	—	—	3,506,233	—	7,861,255	75,465,900
Middle Market Credit Fund II, LLC[2]	Investment Fund	Diversified	14,669,248	—	—	1,047,420	—	(363,109)	13,258,719

1    Franklin BSP Lending Corporation (FBLC) and Cliffwater Corporate Lending Fund (the “Fund”) are the members of FBLC Senior Loan Fund LLC (SLF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in SLF in the form of LLC equity interests as SLF makes investments, and all portfolio and other material decisions regarding SLF must be submitted to SLF’s board of directors which is comprised of an equal number of members appointed by each of FBLC and the Fund. Because management of SLF is shared equally between FBLC and the Fund, the Fund does not believe it controls SLF for purposes of the Investment Company Act or otherwise.

2    Carlyle Secured Lending, Inc (CSL) and Cliffwater Corporate Lending Fund (the “Fund”) are the members of Middle Market Credit Fund II, LLC (MMCF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in MMCF in the form of LLC equity interests as MMCF makes investments, and all portfolio and other material decisions regarding MMCF must be submitted to MMCF’s board of directors which is comprised of an equal number of members appointed by each of CSL and the Fund. Because management of MMCF is shared equally between CSL and the Fund, the Fund does not believe it controls MMCF for purposes of the 1940 Act or otherwise.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

13. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2023:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
17Capital Co-Invest (B) SCSp	NAV loan to a European private equity fund	$25,090,931	$23,255,664	$287,500	None	N/A	Liquidation to commence on the earlier of 5/7/2031 but no later than 180 days following full realization
ABPCI Pacific Funding LP	Middle market direct lending	112,750,000	120,971,879	92,250,000	None	Redemptions pursuant to the note purchase and security agreement upon the direction of a majority of the subordinated notes	November 3, 2031 after the payment in full of the obligations of the issuer pursuant to the note purchase agreement
AG Direct Lending Fund II (Unlevered), L.P.	Middle market direct lending	17,373,116	19,285,085	2,398,584	None	N/A	Fifth anniversary of the expiration of the commtiment period with one one-year extension available
AG Direct Lending Fund II, L.P.	Middle market direct lending	16,126,441	18,259,354	—	None	N/A	December 31, 2024 with one-year extensions available
AG Direct Lending Fund III, L.P.	Middle market direct lending	12,923,063	12,729,578	1,600,000	None	N/A	September 30, 2026 with one-year extensions available
AG DLI, L.P.	Middle market direct lending	7,746,554	8,702,917	1,500,000	None	N/A	Until the earlier of the dissolution of investments or the partnership
AG GTDL Fund II, L.P.	Middle market direct lending	17,545,691	19,375,460	2,400,000	None	N/A	Fifth anniversary of the expiration of the commtiment period with one one-year extension available
AG GTDL Fund, L.P.	Middle market direct lending	2,945,745	3,114,167	820,000	None	N/A	Fifth anniversary of the expiration of the commtiment period with one one-year extension available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
AG KFHDL Fund, L.P.	Middle market direct lending	$2,951,563	$3,114,658	$820,000	None	N/A	Fifth anniversary of the expiration of the commtiment period with one one-year extension available
AG Twinbrook Origination Fund I, L.P.	Middle market direct lending	25,000,000	27,570,304	225,000,000	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
AGTB BDC Holdings, LP	Middle market direct lending	125,000,000	130,266,432	—	None	N/A	Six-year anniversary of the initial closing as determined by the board if a merger has not occurred
Antares Loan Funding I Ltd.	Middle market direct lending	103,200,000	113,961,228	—	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the credit agreement	February 17, 2032
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	Middle market direct lending	30,003,683	30,727,311	169,992,270	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Ares Commercial Finance Feeder (B) LP	Asset-based lending	13,131,161	13,774,474	6,910,451	None	N/A	Until the final liquidating distributions of the fund
Ares Commercial Finance LP	Asset-based lending	15,404,552	18,841,860	9,501,887	None	N/A	June 30, 2025
Ares Priority Loan Co-Invest LP	Priority revolvers to middle market companies	24,500,000	24,847,072	16,524,000	None	N/A	Until the end of the fiscal quarter during which occurs the fifth anniversary of the end of the investment period which may be extended for one year

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Ares Strategic Income Fund	Middle market direct lending	$100,000,000	$105,112,322	$—	None	N/A	Perpetual unless terminated pursuant to the applicable provisions contained in the Declaration of Trust or the Statutory Trust Act
Banner Ridge DSCO Fund II (Offshore), LP	Diversified private credit strategies	—	842,868	50,000,000	None	N/A	Until the tenth anniversary of the iniitial closing date with two one-year extensions
Barings Capital Investment Corporation	Middle market direct lending	95,000,000	95,669,717	—	None	N/A	Until the earlier of a liquidity event or July 13, 2027
Barings CMS Fund, LP	Middle market direct lending	3,000,000	479,871	247,000,000	None	N/A	Until distribution of investment proceeds
Barings Private Credit Corporation	Middle market direct lending	900,000,000	919,492,030	—	Quarterly[2]	Redemptions permitted at the discretion of the investment manager	N/A
BlackRock Shasta Senior Loan Fund VII, LLC	Middle market direct lending	579,302,464	592,378,410	77,697,536	None	Redemptions pursuant to the Note Purchase and Security Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	Earlier of twelve years from closing date and the amortization date (if any)
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) L.P.	ABL co-Investment	805,059	805,059	19,203,452	None	N/A	Until the partnership is dissolved and subsequently terminated
Blue Owl Credit Income Corp.	Middle market direct lending	150,000,000	152,324,903	—	Quarterly[2]	N/A	N/A
Blue Owl Technology Finance Corp.	Middle market direct lending	35,000,000	37,197,107	—	None	N/A	Until earliest of an Exchange Listing, the fifth anniversary of the final closing, and August 10, 2025

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Blue Owl Technology Finance Corp. II	Middle market direct lending	$47,652,353	$50,351,828	$27,347,647	None	N/A	Earlier of the five year anniversary of the Final Closing and the seven year anniversary of the Initial Closing, with two one-year extensions available
Carlyle Secured Lending III	Middle market direct lending	4,537,500	4,754,275	3,712,500	None	N/A	Perpetual until the company is sold and/or liquidated and dissolved
CCOF Alera Aggregator, L.P.	Preferred equity co-investment	9,700,000	10,894,907	300,000	None	N/A	Until dissolved and liquidated in accordance with the limiated partnership agreement
CCOF Sierra II, L.P.	Preferred equity co-investment	15,610,698	17,781,851	400,000	None	N/A	Ten-year anniversary of the the final closing date with two one-year externsions
CDL Tender Fund 2022-1, L.P.	Middle market direct lending	50,000,000	49,347,351	—	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Chilly HP SCF Investor, LP	Preferred equity co-investment	1,980,197	2,209,826	—	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Comvest Structured Note Issuer I LLC	Middle market direct lending	194,786,454	198,385,350	305,776,892	None	Optional redemption pursuant to the indenture at the written direction of a majority of the subordinated notes with the consent of the the investment manager	November 2034
Crescent Mezzanine Partners VIIC, L.P.	Mezzanine level subordinated debt	5,025,680	5,747,075	3,351,705	None	N/A	December 21, 2025 available
Crestline Specialty Lending III (U.S.), L.P.	Middle market direct lending	20,035,387	20,820,257	10,396,209	None	N/A	December 1, 2028 with one-year exensions available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
FBLC Senior Loan Fund LLC	Middle market direct lending	$78,562,000	$75,465,900	$—	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Franklin BSP Lending Corporation	Middle market direct lending	30,483,901	39,459,557	—	Semi-Annually[1]	N/A	N/A
Golub Capital BDC 4, Inc.	Middle market direct lending	60,901,821	62,149,863	139,098,179	None	N/A	Perpetual until the company is sold and/or liquidated and dissolved
Golub Capital Direct Lending Corporation	Middle market direct lending	40,250,000	41,130,811	9,750,000	None	N/A	July 1, 2027 with extensions upon the approval of shareholders
GTCR (D) Investors LP	Common equity co-investment	1,493	1,493	519	None	N/A	Concurrent with the remaining term of GTCR subject to earlier dissolution of the parternship pursuant to the provisions of the limited partnership agreement
HPS Offshore Strategic Investment Partners V, LP	Mezzanine level subordinated debt	10,728,945	11,225,470	29,271,055	None	N/A

Until the tenth anniversary of the first closing date with one one-year extension following the expiration of such initial term and two successive one-year terms following such subsequent term with the approval of the LP Advisory Committee

HPS Mezzanine Partners 2019, L.P.	Mezzanine level subordinated debt	7,857,297	9,200,948	2,601,086	None	N/A	April 12, 2029 with one-year extensions available
HPS Mint Co-Invest Fund, L.P.	Preferred equity co-investment	21,571,869	24,489,501	608,651	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
HPS Specialty Loan Fund V Feeder, L.P.	Middle market direct lending	$48,894,663	$51,760,227	$18,643,153	None	N/A	September 10, 2028 with 1 year extenstions available
Kelso XI Tailwind Co-Investment, L.P.	Common equity co-investment	800	800	200	None	N/A	Until the dissolution of the parternship in accordance with the limited partnership agreement
KKR FS Income Trust	Middle market direct lending	59,500,000	59,842,329	190,500,000	Quarterly[4]	N/A	Perpetual until dissolved in accordance with the Declaration of Trust or pursuant to Delaware law
Luther Co-Invest, L.P.	Direct lending to French football league media rights	22,043,366	22,842,254	—	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Marlin Credit Opportunities Fund, L.P.	Middle market direct lending	99,625,931	90,305,350	25,374,069	None	N/A	May 19, 2028 with one-year extensions available
Middle Market Credit Fund II, LLC	Middle market direct lending	12,708,191	13,258,720	—	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Minerva Co-Invest, L.P.	Preferred equity co-investment	14,720,019	15,730,579	298,500	None	N/A	Until distribution of investment proceeds
Morgan Stanley Direct Lending Fund	Middle market direct lending	39,339,489	39,398,260	6,160,511	Quarterly[3]	N/A	N/A
New Mountain Guardian III BDC, L.L.C.	Middle market direct lending	100,000,000	98,874,342	—	None	N/A	July 15, 2025 with one-year extensions available
New Mountain Guardian IV BDC, L.L.C.	Middle market direct lending	17,500,000	18,084,562	32,500,000	None	N/A	Six years from the end of the closing period with a one-year extension available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
NXT Capital Structured Note I LLC	Middle market direct lending	$101,134,552	$109,950,993	$86,466,159	None	Optional redemption pursuant to the indenture upon the direction of the investment manager or at the written direction of a majority of the holders of the subordinated notes	Nine years from the initial closing date
Odyssey Co-Investment Partners B, LLC	Common equity co-investment	1,555,423	1,502,546	444,577	None	N/A	Until the dissolution of the parternship in accordance with the limited partnership agreement
Palisades CLO, LLC	Middle market direct lending	120,451,941	125,560,236	—	None	May be redeemed in whole, but not in part, after the redemption or repayment of all of the secured debt at the direction of a majority of the subordinated notes or the investment manager	May 2034
Piccadilly Co-Invest, L.P.	Term loan co-investment	56,117,143	58,733,349	3,882,857	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Private Credit Fund C-1 HLDCO LLC	Middle market direct lending	87,628,527	88,353,408	412,371,473	None	N/A	Shall continue until cancellation of the Certificate of Formation as provided in the Delaware Limited Liability Company Act
Providence Debt Fund III (Non-US) L.P.	Middle market direct lending	5,484,126	6,479,897	15,000,000	None	N/A	October 24, 2021 with one-year extensions available
Proxima Co-Invest, L.P.	Direct lending to a renewable energy company	9,988,001	10,083,244	87,242	None	N/A	Until the completion of the liquidation

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Raven Asset-Based Credit Fund II LP	Asset-based lending	$18,443,489	$20,478,554	$6,689,915	None	N/A	January 2029 with two one-year extensions available available
Raven Senior Loan Fund LLC	Asset-based lending	454,636,092	480,938,597	45,363,908	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the note purchase and security agreement	The earlier of twelve years from closing and the amortization date selected by a majority of the subordinated notes in accordance to the note purchase and security agreement
Redwood Enhanced Income Corp.	Middle market direct lending	36,400,000	34,314,570	19,600,000	None	180 calendar days following the pricing of an initial public offering of the shares and/or the first trade of the shares on a securities exchange	Seven-year anniversary of the initial closing with two one-year extensions
Silver Point Loan Funding, LLC	Middle market direct lending	697,027,619	722,634,330	803,611,455	None	Optional redemption pursuant to the indenture at the written direction of a majority of the subordinated notes with the consent of the the investment manager	November 2034
Silver Point Specialty Credit Fund II, L.P.	Middle market direct lending	43,139,016	40,395,548	6,863,897	None	N/A	September 6, 2023 with one-year extensions available
Sixth Street Lending Partners	Middle market direct lending	15,609,630	16,958,821	34,390,370	None	N/A	Ten years from final closing subject to two one-year extensions if approved by majority of the board
Stellus Private Credit BDC Feeder LP	Middle market direct lending	17,116,145	17,770,795	32,883,855	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Stone Point Credit Corporation	Middle market direct lending	$37,753,642	$37,800,734	$12,246,358	None	N/A	Until the seven year anniversary of the commencement date, December 21, 2020
Summit Partners Credit Offshore Fund II, L.P.	Middle market direct lending	6,919,665	7,606,912	2,765,112	None	N/A	Eight anniversary of the fist draw-dwon date with two one-year extensions available
TCW Direct Lending VIII LLC	Middle market direct lending	22,009,914	33,666,606	41,985,129	None	N/A	Sixth anniversary of the final closing date
THL Fund IX Investors (Plymouth II), L.P.	Common equity co-investment	2,000,000	2,000,000	—	None	N/A	Until the close of business on the tenth anniversary of the final closing date (January 31, 2022)
Thompson Rivers LLC	Investment vehicle	7,097,110	3,617,932	—	None	Redemptions permitted with the consent of the investment fund’s voting members	Until cancellation of the Certificate of Formation
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	Middle market direct lending	25,000,000	25,043,151	25,000,000	None	N/A	Until the company is terminated and wound up in accordance to the limited liability company agreement
Varagon Capital Corporation	Middle market direct lending	19,296,490	19,081,458	5,703,510	None	N/A	September 2026 with one-year extensions available
Varagon Capital Direct Lending Fund, L.P.	Middle market direct lending	26,250,000	25,521,664	23,750,000	None	N/A	Until the fourth anniverversary of the end of the reinvestment period with one-year extension available
Varagon Structured Note Issuer I, LLC	Middle market direct lending	425,000,000	433,236,378	75,000,000	None	Redemptions pursuant to the Indenture upon direction of a majority of the subordinated notes with the consent of the investment manager	October 2033 provided that the scheduled reinvestment end date is extended

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Vista Credit Partners Fund III, L.P.	Middle market direct lending	$32,669,461	$34,550,167	$20,474,507	None	N/A	March 31, 2027 with two one-year extensions available
VPC Credit Origination Fund, LP	Loan origination vehicle	1,000,000	1,115,220	49,000,000	None	N/A	Forty-two months after the initial closing date with additional one-year extensions approved by limited partners holding majority of aggregate commitments
Waccamaw River LLC	Investment vehicle	12,518,065	10,246,041	—	None	Redemptions permitted with the prior consent of the Board	Until cancellation of the Certificate of Formation
Total		$5,711,064,128	$5,894,254,567	$3,453,576,880

1    Up to 10% at each semi-annual tender offer

2    Up to 5% at each quarterly tender offer

3    Up to 2.5% at each quarterly tender offer

4    Up to 5% at each quarterly tender offer beginning no later than the quarter ending 12/31/2023

14. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

The Fund commenced a repurchase offer October 12, 2023 as follows:

Commencement Date	October 12, 2023
Repurchase Request	November 13, 2023
Repurchase Pricing date	November 13, 2023

Net Asset Value as of Repurchase Offer Date
Class I	$10.64

Amount Repurchased
Class I	$476,543,334

Percentage of Outstanding Shares Repurchased
Class I	3.2%

Other than as described above, there have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Cliffwater Corporate Lending Fund
Other Information September 30, 2023 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Cliffwater Corporate Lending Fund
Privacy Notice September 30, 2023 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number

•  Account balances

•  Account transactions

•  Transaction history

•  Wire transfer instructions

•  Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-(888)-442-4420

Cliffwater Corporate Lending Fund
Privacy Notice September 30, 2023 (Unaudited) (Continued)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

•  Open an account

•  Provide account information

•  Give us your contact information

•  Make a wire transfer

•  Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  Affiliates from using your information to market to you

•  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

Investment Manager
Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
http://www.foreside.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

(b)	Not applicable.

Item 2.       Code of Ethics.

Not applicable to semi-annual reports.

Item 3.       Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.       Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.       Investments.

(a)	See the Semi-Annual Report to Shareholders under Item 1 (a) of this Form.
(b)	Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual reports.
(b)	There have been no changes in any portfolio managers identified in the most recent annual report on Form N-CSR other than those summarized below.
(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members.

The following table provides biographical information about the members of Cliffwater LLC (the “Investment Manager”), who are primarily responsible for the day-to-day portfolio management of the Cliffwater Corporate Lending Fund as of December 5, 2023:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Samir Patel	Managing Director	Since January 22, 2022	Managing Director, Cliffwater LLC (2022 – Present); Senior Vice President Portfolio Advisors, LLC (2019 – 2022); Vice President H.I.G Capital (2018 – 2019)	Portfolio Management

(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Cliffwater Corporate Lending Fund, for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of December 5, 2023:

Name of Portfolio Management Team Member	Number of Accounts and Total Value (in millions) of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value (in millions) of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Samir Patel	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A

Conflicts of Interest

The Investment Manager and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager or Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Other accounts managed by a Portfolio Manager may not be managed using the same investment models that are used in connection with the management of the Fund. If the Investment Manager, or Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager has adopted procedures for allocating portfolio transactions across multiple accounts. The Investment Manager has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(3) Compensation Structure of Portfolio Manager

Cliffwater LLC — The Portfolio Managers have ownership and financial interests in, and may receive compensation and/or variable profit distributions from, the Investment Manager based on the Investment Manager’s financial performance, such as its overall revenues and profitability. The Portfolio Managers compensation is not tied to the Fund’s performance, except to the extent that the fee paid to the Investment Manager impacts the Investment Manager’s financial performance.

(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member[1]:
Samir Patel	None

____________

1             As of December 5, 2023

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last provided disclosure in response to this item.

Item 11.     Controls and Procedures.

(a)

The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.     Exhibits.

(a)(1)	Not applicable to semi-annual reports.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Corporate Lending Fund
By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	April 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	April 18, 2024
By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)
Date	April 18, 2024

B3